UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: April 30, 2015

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund**, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund. The remaining series of the Registrant, MFS Equity Opportunities Fund, has a fiscal year end of October 31. Effective June 20, 2014, MFS Lifetime 2010 Fund was acquired by MFS Lifetime Retirement Income Fund and terminated as a series of the Registrant.
**	Effective August 28, 2014, MFS Lifetime Retirement Income Fund was redesignated MFS Lifetime Income Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

April 30, 2015

MFS® LIFETIME® FUNDS

MFS® Lifetime® Income Fund (formerly MFS® Lifetime® Retirement Income Fund)

MFS® Lifetime® 2015 Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

LTF-ANN

MFS® LIFETIME® FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic expansion slowed in early 2015 as the pace of U.S. growth decelerated sharply. Harsh weather hurt U.S. domestic demand, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady downturn in China’s pace of growth and ongoing sluggishness in Japan.

Asian and European central banks are making concerted stimulus efforts. The European Central Bank’s quantitative easing program shows early signs of gaining traction. The People’s Bank of China has introduced a series of targeted monetary policy actions. The Bank of Japan remains focused on its target of 2% consumer price inflation.

With little sign of inflation, the U.S. Federal Reserve has remained accommodative in the face of these global headwinds, though interest rate increases are expected to begin later this year.

The world’s financial markets have become increasingly complex in recent years. Now more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Limited Maturity Fund	20.1%
MFS Total Return Bond Fund	20.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.0%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS High Income Fund	3.0%
MFS Research International Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS Mid Cap Growth Fund	2.9%
MFS Emerging Markets Debt Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Commodity Strategy Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS International Growth Fund	1.0%
MFS International Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2015 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	19.5%
MFS Limited Maturity Fund	19.2%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	4.1%
MFS Research Fund	4.1%
MFS Growth Fund	4.1%
MFS High Income Fund	3.2%
MFS Research International Fund	3.1%
MFS Mid Cap Value Fund	3.1%
MFS Mid Cap Growth Fund	3.0%
MFS Emerging Markets Debt Fund	2.1%
MFS Absolute Return Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.1%
MFS International Growth Fund	1.1%
MFS International Value Fund	1.1%
MFS Commodity Strategy Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	14.4%
MFS Government Securities Fund	10.0%
MFS Inflation-Adjusted Bond Fund	9.7%
MFS Limited Maturity Fund	9.1%
MFS Value Fund	6.2%
MFS Research Fund	6.2%
MFS Growth Fund	6.1%
MFS High Income Fund	5.1%
MFS Global Bond Fund	5.0%
MFS Mid Cap Value Fund	4.3%
MFS Mid Cap Growth Fund	4.2%
MFS Research International Fund	4.2%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.1%
MFS International Value Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Absolute Return Fund	1.9%
MFS Commodity Strategy Fund	1.2%
MFS Global Real Estate Fund	1.1%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS International New Discovery Fund	0.1%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Government Securities Fund	9.2%
MFS Value Fund	8.2%
MFS Growth Fund	8.2%
MFS Research Fund	8.0%
MFS Total Return Bond Fund	7.6%
MFS Mid Cap Value Fund	7.1%
MFS Mid Cap Growth Fund	7.1%
MFS Inflation-Adjusted Bond Fund	6.8%
MFS Research International Fund	6.1%
MFS High Income Fund	5.1%
MFS Global Bond Fund	4.8%
MFS Commodity Strategy Fund	3.2%
MFS International Growth Fund	3.2%
MFS International Value Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS New Discovery Value Fund	1.5%
MFS New Discovery Fund	1.5%
MFS International New Discovery Fund	1.1%
MFS Absolute Return Fund	1.0%
MFS Emerging Markets Equity Fund	0.1%
Cash & Other	0.1%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.0%
MFS Growth Fund	11.0%
MFS Mid Cap Value Fund	9.0%
MFS Mid Cap Growth Fund	9.0%
MFS Research Fund	7.9%
MFS Research International Fund	7.1%
MFS International Growth Fund	5.1%
MFS International Value Fund	5.1%
MFS Inflation-Adjusted Bond Fund	4.9%
MFS High Income Fund	4.8%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	3.1%
MFS Total Return Bond Fund	3.0%
MFS Emerging Markets Debt Fund	2.9%
MFS International New Discovery Fund	2.1%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS Emerging Markets Debt Local Currency Fund	1.9%
MFS Global Bond Fund	1.9%
MFS Emerging Markets Equity Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Other	0.1%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.5%
MFS Growth Fund	11.4%
MFS Mid Cap Value Fund	9.5%
MFS Mid Cap Growth Fund	9.5%
MFS Research Fund	8.0%
MFS Research International Fund	7.6%
MFS International Growth Fund	6.1%
MFS International Value Fund	6.1%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.1%
MFS Inflation-Adjusted Bond Fund	3.7%
MFS International New Discovery Fund	3.1%
MFS Total Return Bond Fund	2.7%
MFS High Income Fund	2.3%
MFS New Discovery Value Fund	2.3%
MFS New Discovery Fund	2.2%
MFS Emerging Markets Equity Fund	1.5%
MFS Emerging Markets Debt Fund	1.4%
MFS Emerging Markets Debt Local Currency Fund	0.9%
MFS Global Bond Fund	0.9%
MFS Absolute Return Fund	0.5%
Cash & Other	0.1%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.9%
MFS Mid Cap Value Fund	9.9%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.1%
MFS Research Fund	8.0%
MFS International Growth Fund	7.1%
MFS International Value Fund	7.0%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.4%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other	0.1%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	12.0%
MFS Growth Fund	11.9%
MFS Mid Cap Value Fund	9.9%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.0%
MFS Research Fund	7.9%
MFS International Growth Fund	7.0%
MFS International Value Fund	7.0%
MFS Commodity Strategy Fund	5.2%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.9%
MFS Growth Fund	11.9%
MFS Mid Cap Value Fund	10.0%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Growth Fund	7.0%
MFS International Value Fund	7.0%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Value Fund	11.8%
MFS Growth Fund	11.8%
MFS Mid Cap Value Fund	9.9%
MFS Mid Cap Growth Fund	9.9%
MFS Research International Fund	7.9%
MFS Research Fund	7.9%
MFS International Growth Fund	6.9%
MFS International Value Fund	6.9%
MFS Commodity Strategy Fund	5.1%
MFS Global Real Estate Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS Total Return Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.4%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other	1.1%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 4/30/15.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

MFS Lifetime Funds

Market Environment

A generally risk-friendly environment persisted from early in the period until mid-2014. While geopolitical tensions flared in the Middle East and Russia/Ukraine, any market setbacks were short-lived as improving economic growth in the US, coupled with prospects for easier monetary policy in regions with slowing growth, such as Japan, Europe and China, supported risk assets. For example, the European Central Bank (“ECB”) cut policy interest rates into negative territory and expectations were high for additional rate cuts and the announcement of non-conventional easing measures. Similarly, toward the middle of the period the Bank of Japan surprised markets with fresh stimulus measures given lackluster growth trends. The related decline in developed market government bond yields and credit spreads were also supportive for equity markets.

A dominant trend in the second half of the period was the ongoing rise in US equities alongside a decline in US bond yields. The uptrend in US corporate margins and profits continued throughout the second half of 2014, but a rising dollar and a sharp decline in commodity prices, particularly crude oil prices, negatively impacted credit markets, particularly US high yield and emerging market debt. The higher weightings of oil and gas credits in these asset classes resulted in widening spreads and increased volatility. Toward the end of the period, declining inflation and inflation expectations caused a mini-wave of global easing highlighted by the ECB’s decision to commence a potentially open-ended phase of quantitative easing (“QE”), supporting risk assets as well as government bond prices, while the US dollar continues to benefit from the perception that Federal Reserve (“Fed”) tightening is likely to occur later in 2015.

MFS Lifetime Income Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime Income Fund (“fund”) provided a total return of 3.66%, at net asset value. This compares with a return of 4.46% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime Income Fund Blended Index (formerly MFS Lifetime Retirement Income Fund Blended Index) (“Blended Index”), generated a return of 5.82%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Within the fixed income segment of the portfolio, the MFS Limited Maturity Fund, MFS Global Bond Fund and MFS Inflation-Adjusted Bond Fund detracted from relative performance as global and short duration bond funds underperformed the more interest rate sensitive Barclays U.S. Aggregate Bond Index. In addition, the majority of the underlying funds within this segment also underperformed their respective benchmarks. On the positive side, the fund’s allocation to the MFS Emerging Markets Debt Fund contributed to relative performance over the reporting period.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2015 Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime 2015 Fund (“fund”) provided a total return of 3.92%, at net asset value. This compares with a return of 4.46% for the fund’s benchmark, the Barclays U.S. Aggregate Bond Index. The fund’s other benchmark, the MFS Lifetime 2015 Fund Blended Index (“Blended Index”), generated a return of 5.94%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Management Review – continued

Within the fixed income segment of the portfolio, the MFS Limited Maturity Fund, MFS Global Bond Fund and MFS Inflation-Adjusted Bond Fund detracted from relative performance as global and short duration bond funds underperformed the more interest rate sensitive Barclays U.S. Aggregate Bond Index. In addition, the majority of the underlying funds within this segment also underperformed their respective benchmarks. On the positive side, the fund’s allocation to the MFS Emerging Markets Debt Fund contributed to relative performance over the reporting period.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2020 Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime 2020 Fund (“fund”) provided a total return of 4.76%, at net asset value. This compares with a return of 12.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2020 Fund Blended Index (“Blended Index”), generated a return of 6.49%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Within the fixed income segment of the portfolio, the MFS Global Bond Fund, MFS Limited Maturity Fund and MFS Inflation-Adjusted Bond Fund detracted from relative performance as global and short duration bond funds underperformed the more interest rate sensitive Barclays U.S. Aggregate Bond Index. In addition, the majority of the underlying funds within this segment underperformed their respective benchmarks.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2025 Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime 2025 Fund (“fund”) provided a total return of 5.64%, at net asset value. This compares with a return of 12.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2025 Fund Blended Index (“Blended Index”), generated a return of 6.88%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Within the fixed income segment of the portfolio, the MFS Global Bond Fund detracted from relative performance as global bond funds underperformed the more interest rate sensitive Barclays U.S. Aggregate Bond Index. In addition, the majority of the underlying funds within this segment underperformed their respective benchmarks.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2030 Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime 2030 Fund (“fund”) provided a total return of 6.37%, at net asset value. This compares with a return of 12.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2030 Fund Blended Index (“Blended Index”), generated a return of 7.26%. The

Management Review – continued

Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Within the fixed income segment of the portfolio, the MFS Global Bond Fund detracted from relative performance as global bond funds underperformed the more interest rate sensitive Barclays U.S. Aggregate Bond Index. In addition, the majority of the underlying funds within this segment underperformed their respective benchmarks.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2035 Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime 2035 Fund (“fund”) provided a total return of 6.72%, at net asset value. This compares with a return of 12.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2035 Fund Blended Index (“Blended Index”), generated a return of 7.26%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Within the fixed income segment of the portfolio, the MFS Global Bond Fund detracted from relative performance as global bond funds underperformed the more interest rate sensitive Barclays U.S. Aggregate Bond Index. In addition, the majority of the underlying funds within this segment underperformed their respective benchmarks.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2040 Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime 2040 Fund (“fund”) provided a total return of 6.97%, at net asset value. This compares with a return of 12.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2040 Fund Blended Index (“Blended Index”), generated a return of 7.28%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Within the fixed income segment of the portfolio, the MFS Inflation-Adjusted Bond Fund detracted from relative performance as this fund underperformed the Barclays U.S. Aggregate Bond Index.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

Management Review – continued

MFS Lifetime 2045 Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime 2045 Fund (“fund”) provided a total return of 6.95%, at net asset value. This compares with a return of 12.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2045 Fund Blended Index (“Blended Index”), generated a return of 7.28%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Within the fixed income segment of the portfolio, the MFS Inflation-Adjusted Bond Fund detracted from relative performance as this fund underperformed the Barclays U.S. Aggregate Bond Index.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2050 Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime 2050 Fund (“fund”) provided a total return of 6.92%, at net asset value. This compares with a return of 12.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2050 Fund Blended Index (“Blended Index”), generated a return of 7.28%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Within the fixed income segment of the portfolio, the MFS Inflation-Adjusted Bond Fund detracted from relative performance as this fund underperformed the Barclays U.S. Aggregate Bond Index.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

MFS Lifetime 2055 Fund

Summary of Results

For the twelve months ended April 30, 2015, Class A shares of the MFS Lifetime 2055 Fund (“fund”) provided a total return of 6.90%, at net asset value. This compares with a return of 12.98% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index. The fund’s other benchmark, the MFS Lifetime 2055 Fund Blended Index (“Blended Index”), generated a return of 7.28%. The Blended Index reflects the blended returns of equity and fixed income market indices, with percentage allocations to each index designed to resemble the equity and fixed income allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Performance Summary.

Factors Affecting Performance

During the reporting period, equity markets generally outperformed bond markets. However, within the US equity component of the portfolio, allocations to value and small/mid cap funds, such as the MFS Value Fund, MFS Mid Cap Value Fund and MFS New Discovery Fund, detracted from relative performance. Conversely, the fund’s investment in the MFS Mid Cap Growth Fund supported relative results as growth outperformed value in the US. On an absolute basis, international equities lagged US equities. Selection within international funds, particularly the MFS International Value Fund, was a positive contributor to relative performance.

Management Review – continued

Within the fixed income segment of the portfolio, the MFS Inflation-Adjusted Bond Fund detracted from relative performance as this fund underperformed the Barclays U.S. Aggregate Bond Index.

Within the specialty funds segment, the MFS Commodity Strategy Fund held back relative performance while the MFS Global Real Estate Fund contributed to relative results.

Respectfully,

Joseph Flaherty

Portfolio Manager

Note to Shareholders: Effective August 28, 2014, MFS Lifetime Retirement Income Fund changed its name to MFS Lifetime Income Fund.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/15

The following charts illustrate a representative class of each fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

MFS Lifetime Income Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	3.66%	5.70%	5.63%
B	9/29/05	2.89%	4.90%	4.88%
C	9/29/05	2.89%	4.90%	4.88%
I	9/29/05	4.00%	5.96%	5.94%
R1	9/29/05	2.88%	4.90%	4.86%
R2	9/29/05	3.40%	5.44%	5.37%
R3	9/29/05	3.74%	5.70%	5.64%
R4	9/29/05	3.92%	5.94%	5.91%
529A	1/08/15	N/A	N/A	2.07%
529B	1/08/15	N/A	N/A	1.83%
529C	1/08/15	N/A	N/A	1.83%

Performance Summary – continued

Comparative benchmarks
Share Class	1-yr	5-yr	Life (t)
Barclays U.S. Aggregate Bond Index (f)	4.46%	4.12%	4.82%
MFS Lifetime Income Fund Blended Index (f)(z)	5.82%	6.47%	5.94%
Bloomberg Commodity Index (f)	(24.69)%	(5.02)%	(4.27)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)	10.88%	11.18%	6.60%
MSCI EAFE Index (f)	2.10%	7.89%	5.18%
Standard & Poor’s 500 Stock Index (f)	12.98%	14.33%	8.03%

With sales charge
A With Initial Sales Charge (5.75%)	(2.30)%	4.46%	4.98%
B With CDSC (Declining over six years from 4% to 0%) (v)	(1.11)%	4.57%	4.88%
C With CDSC (1% for 12 months) (v)	1.89%	4.90%	4.88%
529A With Initial Sales Charge (5.75%)	N/A	N/A	(3.80)%
529B With CDSC (Declining over six years from 4% to 0%) (v)	N/A	N/A	(2.17)%
529C With CDSC (1% for 12 months) (v)	N/A	N/A	0.83%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. The comparative benchmark performance information provided for the “life” period is from the inception date of the Class A shares. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.
(z)	The weights of the components of the blended benchmark (MFS Lifetime Income Fund Blended Index (formerly MFS Lifetime Retirement Income Fund Blended Index)) are comprised of 73% Barclays U.S. Aggregate Bond Index, 20% Standard & Poor’s 500 Stock Index, 5% MSCI EAFE Index, 1% FTSE EPRA/NAREIT Developed Real Estate Index, and 1% Bloomberg Commodity Index.

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2015 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	3.92%	5.49%
B	11/02/12	3.09%	4.69%
C	11/02/12	3.12%	4.69%
I	11/02/12	4.04%	5.72%
R1	11/02/12	3.03%	4.67%
R2	11/02/12	3.59%	5.21%
R3	11/02/12	3.90%	5.46%
R4	11/02/12	4.04%	5.72%

Comparative benchmarks
Barclays U.S. Aggregate Bond Index (f)		4.46%	2.08%
MFS Lifetime 2015 Fund Blended Index (f)(z)		5.94%	6.53%
Bloomberg Commodity Index (f)		(24.69)%	(12.06)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		10.88%	10.96%
MSCI EAFE Index (f)		2.10%	12.90%
Standard & Poor’s 500 Stock Index (f)		12.98%	18.91%

With sales charge
A With Initial Sales Charge (5.75%)		(2.06)%	3.02%
B With CDSC (Declining over six years from 4% to 0%) (v)		(0.91)%	3.56%
C With CDSC (1% for 12 months) (v)		2.12%	4.69%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2015 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/15	4/30/14
Barclays U.S. Aggregate Bond Index	71.90%	69.70%
Standard & Poor’s 500 Stock Index	20.80%	22.40%
MSCI EAFE Index	5.30%	5.90%
Bloomberg Commodity Index	1.00%	1.00%
FTSE EPRA/NAREIT Developed Real Estate Index	1.00%	1.00%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2020 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	4.76%	7.82%	5.92%
B	9/29/05	3.96%	7.01%	5.16%
C	9/29/05	3.97%	7.02%	5.17%
I	9/29/05	5.03%	8.09%	6.22%
R1	9/29/05	3.99%	7.02%	5.15%
R2	9/29/05	4.48%	7.54%	5.66%
R3	9/29/05	4.72%	7.83%	5.93%
R4	9/29/05	4.96%	8.07%	6.19%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		12.98%	14.33%	8.03%
MFS Lifetime 2020 Fund Blended Index (f)(z)		6.49%	8.09%	5.85%
Barclays U.S. Aggregate Bond Index (f)		4.46%	4.12%	4.82%
Bloomberg Commodity Index (f)		(24.69)%	(5.02)%	(4.27)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		10.88%	11.18%	6.60%
MSCI EAFE Index (f)		2.10%	7.89%	5.18%

With sales charge
A With Initial Sales Charge (5.75%)		(1.27)%	6.55%	5.27%
B With CDSC (Declining over six years from 4% to 0%) (v)		(0.04)%	6.71%	5.16%
C With CDSC (1% for 12 months) (v)		2.97%	7.02%	5.17%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2020 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/15	4/30/14
Barclays U.S. Aggregate Bond Index	59.90%	55.70%
Standard & Poor’s 500 Stock Index	29.30%	31.90%
MSCI EAFE Index	8.50%	9.50%
Bloomberg Commodity Index	1.20%	1.60%
FTSE EPRA/NAREIT Developed Real Estate Index	1.10%	1.30%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2025 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	5.64%	10.40%
B	11/02/12	4.83%	9.55%
C	11/02/12	4.86%	9.55%
I	11/02/12	5.89%	10.64%
R1	11/02/12	4.88%	9.56%
R2	11/02/12	5.42%	10.12%
R3	11/02/12	5.65%	10.36%
R4	11/02/12	5.88%	10.64%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		12.98%	18.91%
MFS Lifetime 2025 Fund Blended Index (f)(z)		6.88%	11.12%
Barclays U.S. Aggregate Bond Index (f)		4.46%	2.08%
Bloomberg Commodity Index (f)		(24.69)%	(12.06)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		10.88%	10.96%
MSCI EAFE Index (f)		2.10%	12.90%

With sales charge
A With Initial Sales Charge (5.75%)		(0.44)%	7.81%
B With CDSC (Declining over six years from 4% to 0%) (v)		0.83%	8.49%
C With CDSC (1% for 12 months) (v)		3.86%	9.55%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2025 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/15	4/30/14
Standard & Poor’s 500 Stock Index	42.10%	44.30%
Barclays U.S. Aggregate Bond Index	39.00%	35.00%
MSCI EAFE Index	13.70%	15.10%
Bloomberg Commodity Index	3.10%	3.30%
FTSE EPRA/NAREIT Developed Real Estate Index	2.10%	2.30%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2030 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	6.37%	10.28%	6.39%
B	9/29/05	5.59%	9.45%	5.63%
C	9/29/05	5.51%	9.44%	5.62%
I	9/29/05	6.57%	10.53%	6.69%
R1	9/29/05	5.48%	9.44%	5.60%
R2	9/29/05	6.07%	10.00%	6.12%
R3	9/29/05	6.37%	10.27%	6.38%
R4	9/29/05	6.58%	10.53%	6.66%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		12.98%	14.33%	8.03%
MFS Lifetime 2030 Fund Blended Index (f)(z)		7.26%	10.33%	6.27%
Barclays U.S. Aggregate Bond Index (f)		4.46%	4.12%	4.82%
Bloomberg Commodity Index (f)		(24.69)%	(5.02)%	(4.27)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		10.88%	11.18%	6.60%
MSCI EAFE Index (f)		2.10%	7.89%	5.18%

With sales charge
A With Initial Sales Charge (5.75%)		0.26%	8.98%	5.73%
B With CDSC (Declining over six years from 4% to 0%) (v)		1.59%	9.17%	5.63%
C With CDSC (1% for 12 months) (v)		4.51%	9.44%	5.62%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2030 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/15	4/30/14
Standard & Poor’s 500 Stock Index	52.25%	52.77%
MSCI EAFE Index	20.40%	21.23%
Barclays U.S. Aggregate Bond Index	20.20%	18.55%
Bloomberg Commodity Index	4.05%	4.15%
FTSE EPRA/NAREIT Developed Real Estate Index	3.10%	3.30%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2035 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	6.72%	13.01%
B	11/02/12	5.88%	12.17%
C	11/02/12	5.89%	12.18%
I	11/02/12	6.98%	13.30%
R1	11/02/12	5.90%	12.17%
R2	11/02/12	6.38%	12.73%
R3	11/02/12	6.61%	13.02%
R4	11/02/12	6.98%	13.30%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		12.98%	18.91%
MFS Lifetime 2035 Fund Blended Index (f)(z)		7.26%	13.86%
Barclays U.S. Aggregate Bond Index (f)		4.46%	2.08%
Bloomberg Commodity Index (f)		(24.69)%	(12.06)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		10.88%	10.96%
MSCI EAFE Index (f)		2.10%	12.90%

With sales charge
A With Initial Sales Charge (5.75%)		0.58%	10.36%
B With CDSC (Declining over six years from 4% to 0%) (v)		1.88%	11.15%
C With CDSC (1% for 12 months) (v)		4.89%	12.18%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2035 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/15	4/30/14
Standard & Poor’s 500 Stock Index	54.75%	55.25%
MSCI EAFE Index	24.40%	25.20%
Barclays U.S. Aggregate Bond Index	12.20%	10.60%
Bloomberg Commodity Index	4.55%	4.65%
FTSE EPRA/NAREIT Developed Real Estate Index	4.10%	4.30%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2040 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	5-yr	Life (t)
A	9/29/05	6.97%	10.89%	6.48%
B	9/29/05	6.16%	10.08%	5.72%
C	9/29/05	6.21%	10.07%	5.73%
I	9/29/05	7.24%	11.18%	6.78%
R1	9/29/05	6.18%	10.07%	5.70%
R2	9/29/05	6.68%	10.62%	6.22%
R3	9/29/05	6.97%	10.89%	6.49%
R4	9/29/05	7.25%	11.17%	6.76%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		12.98%	14.33%	8.03%
MFS Lifetime 2040 Fund Blended Index (f)(z)		7.28%	10.96%	6.38%
Barclays U.S. Aggregate Bond Index (f)		4.46%	4.12%	4.82%
Bloomberg Commodity Index (f)		(24.69)%	(5.02)%	(4.27)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		10.88%	11.18%	6.60%
MSCI EAFE Index (f)		2.10%	7.89%	5.18%

With sales charge
A With Initial Sales Charge (5.75%)		0.82%	9.59%	5.82%
B With CDSC (Declining over six years from 4% to 0%) (v)		2.16%	9.81%	5.72%
C With CDSC (1% for 12 months) (v)		5.21%	10.07%	5.73%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2040 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/15	4/30/14
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2045 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	6.95%	13.58%
B	11/02/12	6.19%	12.65%
C	11/02/12	6.17%	12.66%
I	11/02/12	7.21%	13.79%
R1	11/02/12	6.13%	12.66%
R2	11/02/12	6.74%	13.24%
R3	11/02/12	6.92%	13.50%
R4	11/02/12	7.13%	13.75%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		12.98%	18.91%
MFS Lifetime 2045 Fund Blended Index (f)(z)		7.28%	14.35%
Barclays U.S. Aggregate Bond Index (f)		4.46%	2.08%
Bloomberg Commodity Index (f)		(24.69)%	(12.06)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		10.88%	10.96%
MSCI EAFE Index (f)		2.10%	12.90%

With sales charge
A With Initial Sales Charge (5.75%)		0.80%	10.91%
B With CDSC (Declining over six years from 4% to 0%) (v)		2.19%	11.64%
C With CDSC (1% for 12 months) (v)		5.17%	12.66%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2045 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/15	4/30/14
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2050 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	9/15/10	6.92%	12.17%
B	9/15/10	6.14%	11.33%
C	9/15/10	6.13%	11.33%
I	9/15/10	7.16%	12.45%
R1	9/15/10	6.14%	11.33%
R2	9/15/10	6.67%	11.89%
R3	9/15/10	6.95%	12.18%
R4	9/15/10	7.23%	12.45%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		12.98%	16.78%
MFS Lifetime 2050 Fund Blended Index (f)(z)		7.28%	12.40%
Barclays U.S. Aggregate Bond Index (f)		4.46%	3.48%
Bloomberg Commodity Index (f)		(24.69)%	(5.91)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		10.88%	11.18%
MSCI EAFE Index (f)		2.10%	8.49%

With sales charge
A With Initial Sales Charge (5.75%)		0.77%	10.75%
B With CDSC (Declining over six years from 4% to 0%) (v)		2.14%	11.04%
C With CDSC (1% for 12 months) (v)		5.13%	11.33%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2050 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/15	4/30/14
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

See Benchmark Definitions and Notes to Performance Summary

Performance Summary – continued

MFS Lifetime 2055 Fund

Growth of a hypothetical $10,000 investment (t)

Average annual total returns through 4/30/15

Without sales charge

Share Class	Class inception date	1-yr	Life (t)
A	11/02/12	6.90%	13.52%
B	11/02/12	6.13%	12.68%
C	11/02/12	6.17%	12.69%
I	11/02/12	7.14%	13.81%
R1	11/02/12	6.14%	12.69%
R2	11/02/12	6.63%	13.23%
R3	11/02/12	6.95%	13.55%
R4	11/02/12	7.23%	13.81%

Comparative benchmarks
Standard & Poor’s 500 Stock Index (f)		12.98%	18.91%
MFS Lifetime 2055 Fund Blended Index (f)(z)		7.28%	14.35%
Barclays U.S. Aggregate Bond Index (f)		4.46%	2.08%
Bloomberg Commodity Index (f)		(24.69)%	(12.06)%
FTSE EPRA/NAREIT Developed Real Estate Index (f)		10.88%	10.96%
MSCI EAFE Index (f)		2.10%	12.90%

With sales charge
A With Initial Sales Charge (5.75%)		0.76%	10.86%
B With CDSC (Declining over six years from 4% to 0%) (v)		2.13%	11.67%
C With CDSC (1% for 12 months) (v)		5.17%	12.69%

CDSC – Contingent Deferred Sales Charge.

Class I, R1, R2, R3, and R4 shares do not have a sales charge.

(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end. (See Notes to Performance Summary.)
(v)	Assuming redemption at the end of the applicable period.

Performance Summary – continued

(z)	The weights of the components of the blended benchmark (MFS Lifetime 2055 Fund Blended Index) are designed to change systematically over time on a preset schedule. The table below depicts the individual component weights (in percent) at the beginning and at the end of the reporting period:

	4/30/15	4/30/14
Standard & Poor’s 500 Stock Index	57.00%	57.00%
MSCI EAFE Index	28.00%	28.00%
Barclays U.S. Aggregate Bond Index	5.00%	5.00%
Bloomberg Commodity Index	5.00%	5.00%
FTSE EPRA/NAREIT Developed Real Estate Index	5.00%	5.00%

Benchmark Definitions

Barclays U.S. Aggregate Bond Index – a market capitalization-weighted index that measures the performance of the U.S. investment-grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with at least one year to final maturity.

Bloomberg Commodity Index (formerly known as Dow Jones-UBS Commodity Index) – a highly liquid and diversified benchmark for the commodity futures market. The index tracks trades on futures contracts for physical commodities, such as energy (petroleum, gas), precious metals (gold, silver), industrial metals (zinc, copper), grains (corn, wheat), livestock (pork bellies), among others, and are traded in a variety of currencies.

FTSE EPRA/NAREIT Developed Real Estate Index – measures the performance of eligible real estate equities worldwide that generate a majority of their revenue and income through the ownership, disposure and development of income-producing real estate.

MSCI EAFE Index – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Class 529 shares, which currently are only offered by the MFS Lifetime Income Fund, are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund’s share classes may have different inception dates, the life returns may represent different time periods and may not be comparable.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers each fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

From time to time the funds may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, November 1, 2014 through April 30, 2015

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.25%	$1,000.00	$1,018.29	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,014.49	$4.99
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,015.32	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,020.39	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,014.48	$4.99
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,017.85	$2.50
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,019.12	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,020.39	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
529A	Actual (i)	0.30%	$1,000.00	$1,020.71	$0.94
	Hypothetical (h)	0.30%	$1,000.00	$1,023.31	$1.51
529B	Actual (i)	1.04%	$1,000.00	$1,018.31	$3.25
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
529C	Actual (i)	1.05%	$1,000.00	$1,018.31	$3.28
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, January 8, 2015, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), except for Actual Expenses of classes 529A, 529B, and 529C, which is multiplied by 113/365 (to reflect the period from the commencement of the classes’ investment operations, January 8, 2015, through April 30, 2015). For Hypothetical Expenses paid, it is assumed that classes 529A, 529B, and 529C were in existence for the entire six month period ended April 30, 2015. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529B shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2015 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.25%	$1,000.00	$1,020.12	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,015.69	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,015.96	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,020.49	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,015.12	$5.00
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,017.84	$2.50
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,019.96	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,020.47	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.25%	$1,000.00	$1,024.23	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,020.06	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,020.74	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,025.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,020.39	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,022.88	$2.51
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,024.62	$1.25
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,024.79	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.23%	$1,000.00	$1,031.04	$1.16
	Hypothetical (h)	0.23%	$1,000.00	$1,023.65	$1.15
B	Actual	1.00%	$1,000.00	$1,027.35	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,026.72	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,031.82	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,027.04	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,029.76	$2.52
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,030.29	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,031.80	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.25%	$1,000.00	$1,036.86	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,033.29	$5.04
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,032.47	$5.04
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,038.26	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,033.05	$5.04
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,035.90	$2.52
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,036.83	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,038.32	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.24%	$1,000.00	$1,040.35	$1.21
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	1.00%	$1,000.00	$1,036.15	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,036.24	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,042.20	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,036.41	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,038.66	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,040.15	$1.26
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,042.20	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2035 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.25%	$1,000.00	$1,043.09	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,039.27	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,039.51	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,044.43	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,039.37	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,041.55	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,043.80	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,044.46	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.24%	$1,000.00	$1,043.68	$1.22
	Hypothetical (h)	0.24%	$1,000.00	$1,023.60	$1.20
B	Actual	1.00%	$1,000.00	$1,039.43	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,039.25	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,044.67	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,039.68	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,042.41	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,042.61	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,043.87	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2045 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.25%	$1,000.00	$1,043.06	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,038.58	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,039.11	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,044.02	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,038.55	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,041.76	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,043.19	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,044.70	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/14	Ending Account Value 4/30/15	Expenses Paid During Period (p) 11/01/14-4/30/15
A	Actual	0.25%	$1,000.00	$1,042.44	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
B	Actual	1.00%	$1,000.00	$1,038.85	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
C	Actual	1.00%	$1,000.00	$1,039.12	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
I	Actual	0.00%	$1,000.00	$1,044.81	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00
R1	Actual	1.00%	$1,000.00	$1,038.98	$5.06
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
R2	Actual	0.50%	$1,000.00	$1,041.38	$2.53
	Hypothetical (h)	0.50%	$1,000.00	$1,022.32	$2.51
R3	Actual	0.25%	$1,000.00	$1,042.93	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.55	$1.25
R4	Actual	0.00%	$1,000.00	$1,044.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,024.79	$0.00

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIOS OF INVESTMENTS

4/30/15

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	1,148,747	$10,993,508
MFS Commodity Strategy Fund - Class R5 (v)	798,738	5,599,154
MFS Emerging Markets Debt Fund - Class R5	738,664	11,043,034
MFS Emerging Markets Debt Local Currency Fund - Class R5	712,954	5,525,393
MFS Global Bond Fund - Class R5	3,163,368	27,616,199
MFS Global Real Estate Fund - Class R5	335,202	5,440,335
MFS Government Securities Fund - Class R5	5,403,905	55,011,749
MFS Growth Fund - Class R5	293,971	21,633,312
MFS High Income Fund - Class R5	4,674,326	16,593,858
MFS Inflation-Adjusted Bond Fund - Class R5	5,216,982	55,039,160
MFS International Growth Fund - Class R5	193,896	5,491,137
MFS International Value Fund - Class R5	150,944	5,462,678
MFS Limited Maturity Fund - Class R5	18,325,377	110,135,517
MFS Mid Cap Growth Fund - Class R5	1,072,685	16,197,548
MFS Mid Cap Value Fund - Class R5	775,586	16,318,320
MFS New Discovery Fund - Class R5	204,722	5,312,541
MFS New Discovery Value Fund - Class R5	411,255	5,428,566
MFS Research Fund - Class R5	557,139	21,778,577
MFS Research International Fund - Class R5	926,737	16,449,581
MFS Total Return Bond Fund - Class R5	10,034,020	109,972,863
MFS Value Fund - Class R5	621,456	21,831,740
Total Underlying Affiliated Funds (Identified Cost, $502,324,155)		$548,874,770

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	459,319	$459,319
Total Investments (Identified Cost, $502,783,474)		$549,334,089

Other Assets, Less Liabilities - 0.1%		646,205
Net Assets - 100.0%		$549,980,294

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2015 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	108,428	$1,037,654
MFS Commodity Strategy Fund - Class R5 (v)	76,123	533,624
MFS Emerging Markets Debt Fund - Class R5	72,934	1,090,359
MFS Emerging Markets Debt Local Currency Fund - Class R5	73,733	571,428
MFS Global Bond Fund - Class R5	299,144	2,611,531
MFS Global Real Estate Fund - Class R5	31,738	515,101
MFS Government Securities Fund - Class R5	509,685	5,188,593
MFS Growth Fund - Class R5	29,016	2,135,288
MFS High Income Fund - Class R5	467,389	1,659,232
MFS Inflation-Adjusted Bond Fund - Class R5	491,306	5,183,275
MFS International Growth Fund - Class R5	19,985	565,984
MFS International Value Fund - Class R5	15,550	562,763
MFS Limited Maturity Fund - Class R5	1,654,434	9,943,148
MFS Mid Cap Growth Fund - Class R5	104,421	1,576,764
MFS Mid Cap Value Fund - Class R5	75,463	1,587,736
MFS New Discovery Fund - Class R5	19,376	502,820
MFS New Discovery Value Fund - Class R5	38,914	513,663
MFS Research Fund - Class R5	54,995	2,149,768
MFS Research International Fund - Class R5	90,385	1,604,332
MFS Total Return Bond Fund - Class R5	925,780	10,146,549
MFS Value Fund - Class R5	61,323	2,154,267
Total Underlying Affiliated Funds (Identified Cost, $49,771,480)		$51,833,879

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	132,138	$132,138
Total Investments (Identified Cost, $49,903,618)		$51,966,017

Other Assets, Less Liabilities - (0.0)%		(5,481)
Net Assets - 100.0%		$51,960,536

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	726,200	$6,949,737
MFS Commodity Strategy Fund - Class R5 (v)	632,482	4,433,702
MFS Emerging Markets Debt Fund - Class R5	736,486	11,010,462
MFS Emerging Markets Debt Local Currency Fund - Class R5	952,304	7,380,358
MFS Global Bond Fund - Class R5	2,093,779	18,278,688
MFS Global Real Estate Fund - Class R5	242,441	3,934,815
MFS Government Securities Fund - Class R5	3,566,820	36,310,229
MFS Growth Fund - Class R5	302,401	22,253,700
MFS High Income Fund - Class R5	5,162,004	18,325,116
MFS Inflation-Adjusted Bond Fund - Class R5	3,352,589	35,369,813
MFS International Growth Fund - Class R5	271,415	7,686,483
MFS International New Discovery Fund - Class R5	11,449	342,431
MFS International Value Fund - Class R5	210,802	7,628,920
MFS Limited Maturity Fund - Class R5	5,494,568	33,022,351
MFS Mid Cap Growth Fund - Class R5	1,017,858	15,369,655
MFS Mid Cap Value Fund - Class R5	733,189	15,426,302
MFS New Discovery Fund - Class R5	143,479	3,723,275
MFS New Discovery Value Fund - Class R5	285,957	3,774,634
MFS Research Fund - Class R5	572,063	22,361,929
MFS Research International Fund - Class R5	865,645	15,365,198
MFS Total Return Bond Fund - Class R5	4,757,242	52,139,374
MFS Value Fund - Class R5	636,848	22,372,472
Total Underlying Affiliated Funds (Identified Cost, $309,884,287)		$363,459,644

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	115,762	$115,762
Total Investments (Identified Cost, $310,000,049)		$363,575,406

Other Assets, Less Liabilities - 0.0%		59,907
Net Assets - 100.0%		$363,635,313

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2025 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	135,448	$1,296,235
MFS Commodity Strategy Fund - Class R5 (v)	587,168	4,116,046
MFS Emerging Markets Debt Fund - Class R5	261,593	3,910,808
MFS Emerging Markets Debt Local Currency Fund - Class R5	338,504	2,623,409
MFS Emerging Markets Equity Fund - Class R5	3,962	119,287
MFS Global Bond Fund - Class R5	709,122	6,190,639
MFS Global Real Estate Fund - Class R5	165,268	2,682,306
MFS Government Securities Fund - Class R5	1,164,875	11,858,425
MFS Growth Fund - Class R5	143,594	10,567,080
MFS High Income Fund - Class R5	1,839,457	6,530,074
MFS Inflation-Adjusted Bond Fund - Class R5	839,670	8,858,523
MFS International Growth Fund - Class R5	145,048	4,107,773
MFS International New Discovery Fund - Class R5	47,164	1,410,688
MFS International Value Fund - Class R5	112,982	4,088,817
MFS Mid Cap Growth Fund - Class R5	607,984	9,180,566
MFS Mid Cap Value Fund - Class R5	438,148	9,218,633
MFS New Discovery Fund - Class R5	75,263	1,953,070
MFS New Discovery Value Fund - Class R5	150,109	1,981,444
MFS Research Fund - Class R5	262,869	10,275,541
MFS Research International Fund - Class R5	443,086	7,864,769
MFS Total Return Bond Fund - Class R5	896,169	9,822,016
MFS Value Fund - Class R5	302,805	10,637,554
Total Underlying Affiliated Funds (Identified Cost, $120,791,004)		$129,293,703

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	175,511	$175,511
Total Investments (Identified Cost, $120,966,515)		$129,469,214

Other Assets, Less Liabilities - (0.0)%		(60,483)
Net Assets - 100.0%		$129,408,731

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	407,793	$3,902,580
MFS Commodity Strategy Fund - Class R5 (v)	2,414,842	16,928,045
MFS Emerging Markets Debt Fund - Class R5	786,522	11,758,509
MFS Emerging Markets Debt Local Currency Fund - Class R5	1,016,461	7,877,576
MFS Emerging Markets Equity Fund - Class R5	141,680	4,265,987
MFS Global Bond Fund - Class R5	897,515	7,835,305
MFS Global Real Estate Fund - Class R5	771,999	12,529,552
MFS Growth Fund - Class R5	607,663	44,717,952
MFS High Income Fund - Class R5	5,529,551	19,629,906
MFS Inflation-Adjusted Bond Fund - Class R5	1,890,956	19,949,588
MFS International Growth Fund - Class R5	734,976	20,814,529
MFS International New Discovery Fund - Class R5	286,164	8,559,178
MFS International Value Fund - Class R5	572,072	20,703,271
MFS Mid Cap Growth Fund - Class R5	2,426,163	36,635,061
MFS Mid Cap Value Fund - Class R5	1,744,754	36,709,625
MFS New Discovery Fund - Class R5	313,930	8,146,471
MFS New Discovery Value Fund - Class R5	620,810	8,194,688
MFS Research Fund - Class R5	830,445	32,462,088
MFS Research International Fund - Class R5	1,622,394	28,797,499
MFS Total Return Bond Fund - Class R5	1,108,500	12,149,161
MFS Value Fund - Class R5	1,276,787	44,853,510
Total Underlying Affiliated Funds (Identified Cost, $331,043,860)		$407,420,081

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	325,286	$325,286
Total Investments (Identified Cost, $331,369,146)		$407,745,367

Other Assets, Less Liabilities - (0.0)%		(143,143)
Net Assets - 100.0%		$407,602,224

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2035 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	50,975	$487,831
MFS Commodity Strategy Fund - Class R5 (v)	702,122	4,921,874
MFS Emerging Markets Debt Fund - Class R5	98,175	1,467,716
MFS Emerging Markets Debt Local Currency Fund - Class R5	126,652	981,552
MFS Emerging Markets Equity Fund - Class R5	54,456	1,639,670
MFS Global Bond Fund - Class R5	112,174	979,280
MFS Global Real Estate Fund - Class R5	266,973	4,332,965
MFS Growth Fund - Class R5	165,044	12,145,559
MFS High Income Fund - Class R5	689,914	2,449,195
MFS Inflation-Adjusted Bond Fund - Class R5	368,316	3,885,737
MFS International Growth Fund - Class R5	229,115	6,488,538
MFS International New Discovery Fund - Class R5	110,033	3,291,087
MFS International Value Fund - Class R5	178,644	6,465,142
MFS Mid Cap Growth Fund - Class R5	664,682	10,036,699
MFS Mid Cap Value Fund - Class R5	480,080	10,100,888
MFS New Discovery Fund - Class R5	90,869	2,358,052
MFS New Discovery Value Fund - Class R5	181,724	2,398,751
MFS Research Fund - Class R5	216,527	8,464,056
MFS Research International Fund - Class R5	452,676	8,034,991
MFS Total Return Bond Fund - Class R5	265,653	2,911,555
MFS Value Fund - Class R5	348,651	12,248,111
Total Underlying Affiliated Funds (Identified Cost, $97,948,239)		$106,089,249

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	127,597	$127,597
Total Investments (Identified Cost, $98,075,836)		$106,216,846

Other Assets, Less Liabilities - (0.0)%		(21,474)
Net Assets - 100.0%		$106,195,372

See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	2,284,977	$16,017,687
MFS Emerging Markets Equity Fund - Class R5	207,518	6,248,379
MFS Global Real Estate Fund - Class R5	951,132	15,436,865
MFS Growth Fund - Class R5	501,672	36,918,053
MFS Inflation-Adjusted Bond Fund - Class R5	736,598	7,771,113
MFS International Growth Fund - Class R5	772,666	21,881,912
MFS International New Discovery Fund - Class R5	418,740	12,524,526
MFS International Value Fund - Class R5	600,090	21,717,251
MFS Mid Cap Growth Fund - Class R5	2,035,310	30,733,186
MFS Mid Cap Value Fund - Class R5	1,466,299	30,850,941
MFS New Discovery Fund - Class R5	293,767	7,623,261
MFS New Discovery Value Fund - Class R5	584,322	7,713,051
MFS Research Fund - Class R5	632,099	24,708,748
MFS Research International Fund - Class R5	1,409,536	25,019,264
MFS Total Return Bond Fund - Class R5	707,507	7,754,277
MFS Value Fund - Class R5	1,056,120	37,101,496
Total Underlying Affiliated Funds (Identified Cost, $246,232,870)		$310,020,010

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	283,753	$283,753
Total Investments (Identified Cost, $246,516,623)		$310,303,763

Other Assets, Less Liabilities - (0.0)%		(16,713)
Net Assets - 100.0%		$310,287,050

MFS LIFETIME 2045 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	456,832	$3,202,395
MFS Emerging Markets Equity Fund - Class R5	41,279	1,242,899
MFS Global Real Estate Fund - Class R5	190,351	3,089,401
MFS Growth Fund - Class R5	100,199	7,373,643
MFS Inflation-Adjusted Bond Fund - Class R5	147,740	1,558,652
MFS International Growth Fund - Class R5	153,893	4,358,250
MFS International New Discovery Fund - Class R5	83,260	2,490,294
MFS International Value Fund - Class R5	119,768	4,334,405
MFS Mid Cap Growth Fund - Class R5	407,442	6,152,372
MFS Mid Cap Value Fund - Class R5	293,584	6,177,000
MFS New Discovery Fund - Class R5	58,717	1,523,711
MFS New Discovery Value Fund - Class R5	116,786	1,541,578
MFS Research Fund - Class R5	126,291	4,936,732
MFS Research International Fund - Class R5	280,121	4,972,142
MFS Total Return Bond Fund - Class R5	142,203	1,558,547
MFS Value Fund - Class R5	211,346	7,424,601
Total Underlying Affiliated Funds (Identified Cost, $57,307,105)		$61,936,622

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	126,102	$126,102
Total Investments (Identified Cost, $57,433,207)		$62,062,724

Other Assets, Less Liabilities - (0.0)%		(7,281)
Net Assets - 100.0%		$62,055,443
See Portfolio Footnotes and Notes to Financial Statements

Portfolios of Investments – continued

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	666,622	$4,673,021
MFS Emerging Markets Equity Fund - Class R5	60,028	1,807,440
MFS Global Real Estate Fund - Class R5	278,526	4,520,475
MFS Growth Fund - Class R5	146,870	10,808,177
MFS Inflation-Adjusted Bond Fund - Class R5	216,046	2,279,288
MFS International Growth Fund - Class R5	224,972	6,371,218
MFS International New Discovery Fund - Class R5	121,719	3,640,614
MFS International Value Fund - Class R5	175,055	6,335,225
MFS Mid Cap Growth Fund - Class R5	597,199	9,017,701
MFS Mid Cap Value Fund - Class R5	429,627	9,039,350
MFS New Discovery Fund - Class R5	86,263	2,238,520
MFS New Discovery Value Fund - Class R5	170,743	2,253,813
MFS Research Fund - Class R5	184,790	7,223,446
MFS Research International Fund - Class R5	409,752	7,273,094
MFS Total Return Bond Fund - Class R5	208,040	2,280,121
MFS Value Fund - Class R5	308,948	10,853,356
Total Underlying Affiliated Funds (Identified Cost, $80,746,720)		$90,614,859

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	371,340	$371,340
Total Investments (Identified Cost, $81,118,060)		$90,986,199

Other Assets, Less Liabilities - (0.2)%		(205,921)
Net Assets - 100.0%		$90,780,278

MFS LIFETIME 2055 FUND

Underlying Affiliated Funds - 98.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	79,829	$559,598
MFS Emerging Markets Equity Fund - Class R5	7,220	217,393
MFS Global Real Estate Fund - Class R5	33,550	544,519
MFS Growth Fund - Class R5	17,721	1,304,099
MFS Inflation-Adjusted Bond Fund - Class R5	25,982	274,114
MFS International Growth Fund - Class R5	27,048	765,999
MFS International New Discovery Fund - Class R5	14,588	436,339
MFS International Value Fund - Class R5	21,072	762,613
MFS Mid Cap Growth Fund - Class R5	72,084	1,088,467
MFS Mid Cap Value Fund - Class R5	51,777	1,089,385
MFS New Discovery Fund - Class R5	10,450	271,185
MFS New Discovery Value Fund - Class R5	20,595	271,851
MFS Research Fund - Class R5	22,269	870,482
MFS Research International Fund - Class R5	49,153	872,471
MFS Total Return Bond Fund - Class R5	25,027	274,301
MFS Value Fund - Class R5	37,212	1,307,271
Total Underlying Affiliated Funds (Identified Cost, $10,288,727)		$10,910,087

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	130,040	$130,040
Total Investments (Identified Cost, $10,418,767)		$11,040,127

Other Assets, Less Liabilities - (0.1)%		(14,400)
Net Assets - 100.0%		$11,025,727

Portfolio Footnotes:

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 4/30/15

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $502,783,474, $49,903,618, $310,000,049, $120,966,515, and $331,369,146, respectively)	$549,334,089	$51,966,017	$363,575,406	$129,469,214	$407,745,367
Receivables for
Investments sold	780,727	15,292	219,368	—	86,169
Fund shares sold	8,803,844	22,969	4,586,756	190,637	7,696,230
Receivable from investment adviser	151,120	20,540	73,269	29,571	105,039
Other assets	2,064	349	1,610	600	1,627
Total assets	$559,071,844	$52,025,167	$368,456,409	$129,690,022	$415,634,432

Liabilities
Payables for
Distributions	$15,676	$—	$—	$—	$—
Investments purchased	77,181	23,122	601,704	221,940	2,015,475
Fund shares reacquired	8,780,694	763	4,050,613	381	5,816,155
Payable to affiliates
Shareholder servicing costs	118,943	5,482	118,310	18,168	143,476
Distribution and service fees	15,565	209	4,993	475	5,623
Program manager fee	208	—	—	—	—
Payable for independent Trustees’ compensation	6	2	20	10	12
Accrued expenses and other liabilities	83,277	35,053	45,456	40,317	51,467
Total liabilities	$9,091,550	$64,631	$4,821,096	$281,291	$8,032,208
Net assets	$549,980,294	$51,960,536	$363,635,313	$129,408,731	$407,602,224

Net assets consist of
Paid-in capital	$507,323,855	$49,513,816	$310,270,949	$118,933,309	$330,972,584
Unrealized appreciation (depreciation) on investments	46,550,615	2,062,399	53,575,357	8,502,699	76,376,221
Accumulated net realized gain (loss) on investments	(3,920,078)	108,142	(1,775,514)	1,494,384	(577,935)
Undistributed net investment income	25,902	276,179	1,564,521	478,339	831,354
Net assets	$549,980,294	$51,960,536	$363,635,313	$129,408,731	$407,602,224

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$126,211,871	$1,718,140	$45,845,550	$8,807,078	$42,886,863
Class B	20,719,743	189,797	6,605,442	1,034,623	8,413,992
Class C	162,868,492	878,076	18,427,963	2,212,688	15,520,831
Class I	29,661,353	159,799	7,311,918	1,888,966	11,665,463
Class R1	5,605,829	116,955	6,356,590	162,734	8,165,490
Class R2	28,527,749	1,964,585	68,262,678	4,200,303	79,911,509
Class R3	25,641,292	4,739,963	51,379,566	12,732,221	71,752,813
Class R4	75,335,782	42,193,221	159,445,606	98,370,118	169,285,263
Class 529A	47,993,218	—	—	—	—
Class 529B	3,427,685	—	—	—	—
Class 529C	23,987,280	—	—	—	—
Total net assets	$549,980,294	$51,960,536	$363,635,313	$129,408,731	$407,602,224

Shares of beneficial interest outstanding
Class A	10,267,028	157,976	3,391,106	722,318	2,947,985
Class B	1,685,273	17,527	492,471	85,436	585,685
Class C	13,251,630	81,474	1,389,967	183,287	1,085,775
Class I	2,412,053	14,663	537,640	154,579	797,159
Class R1	455,580	10,767	473,837	13,373	567,632
Class R2	2,319,739	181,086	5,081,805	345,180	5,538,620
Class R3	2,085,446	435,809	3,798,396	1,044,210	4,941,780
Class R4	6,126,721	3,870,456	11,737,714	8,047,838	11,587,773
Class 529A	4,717,068	—	—	—	—
Class 529B	336,874	—	—	—	—
Class 529C	2,357,530	—	—	—	—
Total shares of beneficial interest outstanding	46,014,942	4,769,758	26,902,936	10,596,221	28,052,409

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.29	$10.88	$13.52	$12.19	$14.55
Offering price per share (100 / 94.25 x net asset value per share)	$13.04	$11.54	$14.34	$12.93	$15.44

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.29	$10.83	$13.41	$12.11	$14.37

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.29	$10.78	$13.26	$12.07	$14.29

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.30	$10.90	$13.60	$12.22	$14.63

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.30	$10.86	$13.42	$12.17	$14.39

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.30	$10.85	$13.43	$12.17	$14.43

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.30	$10.88	$13.53	$12.19	$14.52

Statements of Assets and Liabilities – continued

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.30	$10.90	$13.58	$12.22	$14.61

Class 529A shares
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)	$10.17	$—	$—	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$10.79	$—	$—	$—	$—

Class 529B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.17	$—	$—	$—	$—

Class 529C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$10.17	$—	$—	$—	$—

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $98,075,836, $246,516,623, $57,433,207, $81,118,060, and $10,418,767, respectively)	$106,216,846	$310,303,763	$62,062,724	$90,986,199	$11,040,127
Receivables for
Investments sold	239,558	50,958	21,559	3,204	4,339
Fund shares sold	107,968	6,511,936	131,356	1,702,378	74,890
Receivable from investment adviser	29,262	93,084	24,227	50,257	19,295
Other assets	466	1,329	337	470	115
Total assets	$106,594,100	$316,961,070	$62,240,203	$92,742,508	$11,138,766

Liabilities
Payables for
Investments purchased	$100,713	$993,640	$131,194	$453,168	$75,842
Fund shares reacquired	240,067	5,498,097	3,992	1,428,308	262
Payable to affiliates
Shareholder servicing costs	16,837	127,976	10,598	37,738	1,454
Distribution and service fees	533	3,859	256	749	146
Payable for independent Trustees’ compensation	8	6	8	9	9
Accrued expenses and other liabilities	40,570	50,442	38,712	42,258	35,326
Total liabilities	$398,728	$6,674,020	$184,760	$1,962,230	$113,039
Net assets	$106,195,372	$310,287,050	$62,055,443	$90,780,278	$11,025,727

Net assets consist of
Paid-in capital	$96,284,477	$244,985,632	$56,407,018	$79,698,490	$10,290,167
Unrealized appreciation (depreciation) on investments	8,141,010	63,787,140	4,629,517	9,868,139	621,360
Accumulated net realized gain (loss) on investments	1,604,776	1,387,655	971,378	1,164,807	112,465
Undistributed net investment income	165,109	126,623	47,530	48,842	1,735
Net assets	$106,195,372	$310,287,050	$62,055,443	$90,780,278	$11,025,727

Statements of Assets and Liabilities – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net assets
Class A	$6,352,983	$26,564,017	$2,811,282	$5,730,475	$1,035,996
Class B	950,076	4,432,284	407,982	828,368	244,146
Class C	1,965,010	11,839,975	909,302	1,835,178	1,031,374
Class I	3,506,925	8,679,067	1,108,251	1,131,672	391,310
Class R1	179,750	5,527,569	172,160	376,880	141,334
Class R2	3,758,101	61,126,834	1,768,780	13,029,657	773,250
Class R3	12,388,543	38,523,690	7,566,332	9,088,624	2,352,683
Class R4	77,093,984	153,593,614	47,311,354	58,759,424	5,055,634
Total net assets	$106,195,372	$310,287,050	$62,055,443	$90,780,278	$11,025,727

Shares of beneficial interest outstanding
Class A	490,352	1,790,923	213,967	360,753	78,695
Class B	73,764	301,289	31,239	52,710	18,612
Class C	153,170	813,930	69,738	117,376	79,121
Class I	269,802	581,281	84,216	71,377	29,655
Class R1	13,904	378,184	13,143	24,090	10,759
Class R2	290,582	4,149,582	135,067	828,230	58,837
Class R3	954,888	2,598,218	576,071	575,319	178,687
Class R4	5,932,425	10,293,011	3,596,459	3,707,877	383,103
Total shares of beneficial interest outstanding	8,178,887	20,906,418	4,719,900	5,737,732	837,469

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$12.96	$14.83	$13.14	$15.88	$13.16
Offering price per share (100/94.25 x net asset value per share)	$13.75	$15.73	$13.94	$16.85	$13.96

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.88	$14.71	$13.06	$15.72	$13.12

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$12.83	$14.55	$13.04	$15.63	$13.04

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.00	$14.93	$13.16	$15.85	$13.20

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.93	$14.62	$13.10	$15.64	$13.14

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.93	$14.73	$13.10	$15.73	$13.14

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$12.97	$14.83	$13.13	$15.80	$13.17

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.00	$14.92	$13.15	$15.85	$13.20

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Year ended 4/30/15

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net investment income
Dividends from underlying affiliated funds	$8,970,567	$940,558	$6,879,929	$1,906,582	$5,706,029
Expenses
Distribution and service fees	2,430,120	33,788	932,770	91,937	976,679
Shareholder servicing costs	345,478	15,168	359,027	42,134	454,659
Program manager fees	22,189	—	—	—	—
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	9,772	1,631	9,526	3,294	9,535
Custodian fee	34,734	11,836	23,107	13,806	23,500
Shareholder communications	55,555	7,652	29,959	10,879	30,991
Audit and tax fees	34,038	33,181	34,015	33,194	34,003
Legal fees	500	976	3,206	1,417	3,360
Registration fees	157,684	96,459	110,457	105,706	124,077
Miscellaneous	21,889	12,159	18,612	12,972	17,633
Total expenses	$3,129,459	$230,350	$1,538,179	$332,839	$1,691,937
Fees paid indirectly	(2)	(1)	—	(1)	(2)
Reduction of expenses by investment adviser and distributor	(689,062)	(196,345)	(604,224)	(241,807)	(716,001)
Net expenses	$2,440,395	$34,004	$933,955	$91,031	$975,934
Net investment income	$6,530,172	$906,554	$5,945,974	$1,815,551	$4,730,095

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(1,372,967)	$(138,898)	$2,565,884	$(266,765)	$(1,329,815)
Capital gain distributions from underlying affiliated funds	4,914,083	557,677	5,344,797	2,420,829	9,872,867
Net realized gain (loss) on investments	$3,541,116	$418,779	$7,910,681	$2,154,064	$8,543,052
Change in unrealized appreciation (depreciation) on investments	$5,034,142	$614,241	$2,617,529	$2,300,979	$9,585,518
Net realized and unrealized gain (loss) on investments	$8,575,258	$1,033,020	$10,528,210	$4,455,043	$18,128,570
Change in net assets from operations	$15,105,430	$1,939,574	$16,474,184	$6,270,594	$22,858,665

See Notes to Financial Statements

Statements of Operations – continued

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net investment income
Dividends from underlying affiliated funds	$1,179,671	$3,515,172	$583,148	$924,688	$91,724
Expenses
Distribution and service fees	73,515	670,519	36,792	108,723	18,775
Shareholder servicing costs	40,059	407,537	24,047	127,013	6,080
Administrative services fee	17,500	17,500	17,500	17,500	17,500
Independent Trustees’ compensation	2,796	9,279	1,250	1,704	1,160
Custodian fee	12,836	20,106	11,665	12,456	10,341
Shareholder communications	11,852	29,082	10,391	16,988	8,116
Audit and tax fees	33,185	33,976	33,175	33,365	33,165
Legal fees	1,201	2,582	918	1,162	645
Registration fees	103,803	108,049	99,313	97,973	94,604
Miscellaneous	12,483	15,951	11,887	12,490	11,193
Total expenses	$309,230	$1,314,581	$246,938	$429,374	$201,579
Fees paid indirectly	(2)	(3)	(6)	(9)	(1)
Reduction of expenses by investment adviser and distributor	(235,685)	(644,227)	(210,237)	(320,492)	(182,786)
Net expenses	$73,543	$670,351	$36,695	$108,873	$18,792
Net investment income	$1,106,128	$2,844,821	$546,453	$815,815	$72,932

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$(277,354)	$(613,267)	$(105,588)	$(269,934)	$(49,147)
Capital gain distributions from underlying affiliated funds	2,454,800	8,363,322	1,390,624	2,186,304	217,225
Net realized gain (loss) on investments	$2,177,446	$7,750,055	$1,285,036	$1,916,370	$168,078
Change in unrealized appreciation (depreciation) on investments	$2,361,698	$8,438,572	$1,561,723	$2,466,844	$279,862
Net realized and unrealized gain (loss) on investments	$4,539,144	$16,188,627	$2,846,759	$4,383,214	$447,940
Change in net assets from operations	$5,645,272	$19,033,448	$3,393,212	$5,199,029	$520,872

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Year ended 4/30/15	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Change in net assets

From operations
Net investment income	$6,530,172	$906,554	$5,945,974	$1,815,551	$4,730,095
Net realized gain (loss) on investments	3,541,116	418,779	7,910,681	2,154,064	8,543,052
Net unrealized gain (loss) on investments	5,034,142	614,241	2,617,529	2,300,979	9,585,518
Change in net assets from operations	$15,105,430	$1,939,574	$16,474,184	$6,270,594	$22,858,665

Distributions declared to shareholders
From net investment income	$(7,353,766)	$(988,045)	$(6,966,115)	$(2,006,055)	$(5,947,098)
From net realized gain on investments	(2,865,201)	(259,049)	—	(725,059)	—
Total distributions declared to shareholders	$(10,218,967)	$(1,247,094)	$(6,966,115)	$(2,731,114)	$(5,947,098)
Change in net assets from fund share transactions	$204,450,062	$5,125,392	$(167,716)	$39,802,544	$48,845,006
Total change in net assets	$209,336,525	$5,817,872	$9,340,353	$43,342,024	$65,756,573

Net assets
At beginning of period	340,643,769	46,142,664	354,294,960	86,066,707	341,845,651
At end of period	$549,980,294	$51,960,536	$363,635,313	$129,408,731	$407,602,224
Undistributed net investment income included in net assets at end of period	$25,902	$276,179	$1,564,521	$478,339	$831,354

Year ended 4/30/15	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$1,106,128	$2,844,821	$546,453	$815,815	$72,932
Net realized gain (loss) on investments	2,177,446	7,750,055	1,285,036	1,916,370	168,078
Net unrealized gain (loss) on investments	2,361,698	8,438,572	1,561,723	2,466,844	279,862
Change in net assets from operations	$5,645,272	$19,033,448	$3,393,212	$5,199,029	$520,872

Distributions declared to shareholders
From net investment income	$(1,365,005)	$(4,040,019)	$(723,927)	$(1,124,008)	$(103,000)
From net realized gain on investments	(645,454)	(577,059)	(343,276)	(531,065)	(36,309)
Total distributions declared to shareholders	$(2,010,459)	$(4,617,078)	$(1,067,203)	$(1,655,073)	$(139,309)
Change in net assets from fund share transactions	$41,476,172	$44,445,957	$27,887,643	$29,097,848	$6,255,203
Total change in net assets	$45,110,985	$58,862,327	$30,213,652	$32,641,804	$6,636,766

Net assets
At beginning of period	61,084,387	251,424,723	31,841,791	58,138,474	4,388,961
At end of period	$106,195,372	$310,287,050	$62,055,443	$90,780,278	$11,025,727
Undistributed net investment income included in net assets at end of period	$165,109	$126,623	$47,530	$48,842	$1,735

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 4/30/14	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Change in net assets

From operations
Net investment income	$5,260,127	$819,331	$5,960,348	$1,199,643	$3,701,543
Net realized gain (loss) on investments	1,842,265	259,991	3,630,714	808,260	4,388,533
Net unrealized gain (loss) on investments	4,352,194	871,233	12,980,494	4,699,230	26,344,985
Change in net assets from operations	$11,454,586	$1,950,555	$22,571,556	$6,707,133	$34,435,061

Distributions declared to shareholders
From net investment income	$(5,682,746)	$(710,099)	$(5,530,035)	$(1,130,056)	$(4,250,110)
From net realized gain on investments	(484,253)	(62,172)	—	(80,640)	—
Total distributions declared to shareholders	$(6,166,999)	$(772,271)	$(5,530,035)	$(1,210,696)	$(4,250,110)
Change in net assets from fund share transactions	$55,473,637	$15,061,468	$47,195,429	$35,718,208	$78,252,232
Total change in net assets	$60,761,224	$16,239,752	$64,236,950	$41,214,645	$108,437,183

Net assets
At beginning of period	279,882,545	29,902,912	290,058,010	44,852,062	233,408,468
At end of period	$340,643,769	$46,142,664	$354,294,960	$86,066,707	$341,845,651
Undistributed net investment income included in net assets at end of period	$14,783	$265,903	$1,813,212	$345,996	$727,787

Year ended 4/30/14	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$598,282	$2,006,928	$273,242	$469,964	$22,523
Net realized gain (loss) on investments	744,480	3,638,316	401,119	691,759	34,501
Net unrealized gain (loss) on investments	4,547,693	22,832,201	2,410,342	4,536,720	245,476
Change in net assets from operations	$5,890,455	$28,477,445	$3,084,703	$5,698,443	$302,500

Distributions declared to shareholders
From net investment income	$(710,034)	$(2,760,025)	$(345,019)	$(610,024)	$(29,999)
From net realized gain on investments	(28,546)	—	(20,030)	—	(6,004)
Total distributions declared to shareholders	$(738,580)	$(2,760,025)	$(365,049)	$(610,024)	$(36,003)
Change in net assets from fund share transactions	$26,900,287	$43,018,800	$14,745,948	$23,806,578	$3,015,335
Total change in net assets	$32,052,162	$68,736,220	$17,465,602	$28,894,997	$3,281,832

Net assets
At beginning of period	29,032,225	182,688,503	14,376,189	29,243,477	1,107,129
At end of period	$61,084,387	$251,424,723	$31,841,791	$58,138,474	$4,388,961
Undistributed net investment income included in net assets at end of period	$89,315	$149,281	$31,453	$51,550	$1,727

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.15	$11.97	$11.40	$11.31	$10.59

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.23	$0.25	$0.31	$0.28
Net realized and unrealized gain (loss) on investments	0.22	0.22	0.59	0.12	0.74
Total from investment operations	$0.43	$0.45	$0.84	$0.43	$1.02

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.27)	$(0.34)	$(0.30)
From net realized gain on investments	(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.29)	$(0.27)	$(0.27)	$(0.34)	$(0.30)
Net asset value, end of period (x)	$12.29	$12.15	$11.97	$11.40	$11.31
Total return (%) (r)(s)(t)(x)	3.66	3.81	7.46	3.92	9.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	0.39	0.40	0.44	0.52
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.28
Net investment income (l)	1.68	1.95	2.16	2.82	2.61
Portfolio turnover	14	10	8	14	20
Net assets at end of period (000 omitted)	$126,212	$108,202	$108,914	$61,183	$36,345

	Years ended 4/30
Class B	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.15	$11.97	$11.41	$11.32	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.15	$0.16	$0.23	$0.20
Net realized and unrealized gain (loss) on investments	0.23	0.21	0.58	0.12	0.74
Total from investment operations	$0.34	$0.36	$0.74	$0.35	$0.94

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.18)	$(0.26)	$(0.22)
From net realized gain on investments	(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.18)	$(0.18)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$12.29	$12.15	$11.97	$11.41	$11.32
Total return (%) (r)(s)(t)(x)	2.89	3.04	6.57	3.15	8.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	1.14	1.15	1.19	1.27
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.03
Net investment income (l)	0.93	1.22	1.41	2.07	1.85
Portfolio turnover	14	10	8	14	20
Net assets at end of period (000 omitted)	$20,720	$18,577	$17,243	$11,082	$5,419

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30
Class C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.15	$11.97	$11.41	$11.31	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.15	$0.16	$0.23	$0.20
Net realized and unrealized gain (loss) on investments	0.23	0.21	0.58	0.13	0.73
Total from investment operations	$0.34	$0.36	$0.74	$0.36	$0.93

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.18)	$(0.26)	$(0.22)
From net realized gain on investments	(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.18)	$(0.18)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$12.29	$12.15	$11.97	$11.41	$11.31
Total return (%) (r)(s)(t)(x)	2.89	3.04	6.57	3.24	8.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	1.14	1.15	1.19	1.26
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.03
Net investment income (l)	0.93	1.22	1.40	2.07	1.82
Portfolio turnover	14	10	8	14	20
Net assets at end of period (000 omitted)	$162,868	$129,848	$82,969	$61,848	$32,200

	Years ended 4/30
Class I	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.15	$11.98	$11.41	$11.32	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.27	$0.28	$0.34	$0.32
Net realized and unrealized gain (loss) on investments	0.25	0.20	0.59	0.12	0.73
Total from investment operations	$0.48	$0.47	$0.87	$0.46	$1.05

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.28)	$(0.30)	$(0.37)	$(0.33)
From net realized gain on investments	(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.33)	$(0.30)	$(0.30)	$(0.37)	$(0.33)
Net asset value, end of period (x)	$12.30	$12.15	$11.98	$11.41	$11.32
Total return (%) (r)(s)(x)	4.00	3.99	7.72	4.18	10.07

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	0.14	0.15	0.19	0.26
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.01
Net investment income (l)	1.92	2.23	2.39	3.03	2.91
Portfolio turnover	14	10	8	14	20
Net assets at end of period (000 omitted)	$29,661	$26,507	$19,403	$8,556	$5,375

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30
Class R1	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.16	$11.98	$11.41	$11.32	$10.61

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.15	$0.16	$0.23	$0.21
Net realized and unrealized gain (loss) on investments	0.22	0.21	0.59	0.12	0.72
Total from investment operations	$0.34	$0.36	$0.75	$0.35	$0.93

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.16)	$(0.18)	$(0.26)	$(0.22)
From net realized gain on investments	(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.18)	$(0.18)	$(0.26)	$(0.22)
Net asset value, end of period (x)	$12.30	$12.16	$11.98	$11.41	$11.32
Total return (%) (r)(s)(x)	2.88	3.04	6.66	3.15	8.89

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	1.14	1.15	1.20	1.25
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.02
Net investment income (l)	0.95	1.22	1.43	2.05	1.90
Portfolio turnover	14	10	8	14	20
Net assets at end of period (000 omitted)	$5,606	$2,368	$2,503	$2,831	$3,507

	Years ended 4/30
Class R2	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.16	$11.98	$11.41	$11.32	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.21	$0.23	$0.27	$0.25
Net realized and unrealized gain (loss) on investments	0.22	0.21	0.58	0.13	0.74
Total from investment operations	$0.40	$0.42	$0.81	$0.40	$0.99

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.22)	$(0.24)	$(0.31)	$(0.27)
From net realized gain on investments	(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.26)	$(0.24)	$(0.24)	$(0.31)	$(0.27)
Net asset value, end of period (x)	$12.30	$12.16	$11.98	$11.41	$11.32
Total return (%) (r)(s)(x)	3.40	3.55	7.19	3.66	9.53

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	0.64	0.65	0.70	0.77
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.53
Net investment income (l)	1.46	1.72	1.95	2.46	2.35
Portfolio turnover	14	10	8	14	20
Net assets at end of period (000 omitted)	$28,528	$7,506	$8,640	$8,799	$12,771

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Years ended 4/30
Class R3	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.15	$11.97	$11.41	$11.31	$10.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.23	$0.25	$0.33	$0.28
Net realized and unrealized gain (loss) on investments	0.23	0.22	0.58	0.11	0.73
Total from investment operations	$0.44	$0.45	$0.83	$0.44	$1.01

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.25)	$(0.27)	$(0.34)	$(0.30)
From net realized gain on investments	(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.29)	$(0.27)	$(0.27)	$(0.34)	$(0.30)
Net asset value, end of period (x)	$12.30	$12.15	$11.97	$11.41	$11.31
Total return (%) (r)(s)(x)	3.74	3.81	7.37	4.01	9.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	0.39	0.40	0.44	0.52
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.28
Net investment income (l)	1.68	1.96	2.15	2.95	2.60
Portfolio turnover	14	10	8	14	20
Net assets at end of period (000 omitted)	$25,641	$14,526	$14,704	$11,705	$5,883

	Years ended 4/30
Class R4	2015	2014	2013	2012	2011
Net asset value, beginning of period	$12.16	$11.98	$11.42	$11.32	$10.61

Income (loss) from investment operations
Net investment income (d)(l)	$0.24	$0.27	$0.28	$0.32	$0.31
Net realized and unrealized gain (loss) on investments	0.23	0.21	0.58	0.15	0.73
Total from investment operations	$0.47	$0.48	$0.86	$0.47	$1.04

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.28)	$(0.30)	$(0.37)	$(0.33)
From net realized gain on investments	(0.07)	(0.02)	—	—	—
Total distributions declared to shareholders	$(0.33)	$(0.30)	$(0.30)	$(0.37)	$(0.33)
Net asset value, end of period (x)	$12.30	$12.16	$11.98	$11.42	$11.32
Total return (%) (r)(s)(x)	3.92	4.07	7.63	4.27	9.97

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	0.14	0.15	0.19	0.27
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	1.93	2.22	2.41	2.88	2.82
Portfolio turnover	14	10	8	14	20
Net assets at end of period (000 omitted)	$75,336	$33,109	$25,505	$967	$134

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

Class 529A	Period ended 4/30/15 (i)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02
Net realized and unrealized gain (loss) on investments	0.19
Total from investment operations	$0.21

Less distributions declared to shareholders
From net investment income	$(0.04)
Net asset value, end of period (x)	$10.17
Total return (%) (r)(s)(t)(x)	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.53	(a)
Expenses after expense reductions (f)(h)	0.30	(a)
Net investment income (l)	0.70	(a)
Portfolio turnover	14
Net assets at end of period (000 omitted)	$47,993

Class 529B	Period ended 4/30/15 (i)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.18
Total from investment operations	$0.18

Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period (x)	$10.17
Total return (%) (r)(s)(t)(x)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)
Expenses after expense reductions (f)(h)	1.04	(a)
Net investment income (l)	(0.05	)(a)
Portfolio turnover	14
Net assets at end of period (000 omitted)	$3,428

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

Class 529C	Period ended 4/30/15 (i)
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.18
Total from investment operations	$0.18

Less distributions declared to shareholders
From net investment income	$(0.01)
Net asset value, end of period (x)	$10.17
Total return (%) (r)(s)(t)(x)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.28	(a)
Expenses after expense reductions (f)(h)	1.05	(a)
Net investment income (l)	(0.05	)(a)
Portfolio turnover	14
Net assets at end of period (000 omitted)	$23,987
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, January 8, 2015, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30		Period ended 4/30/13 (c)
Class A	2015	2014
Net asset value, beginning of period	$10.72	$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	0.24	0.26	0.41
Total from investment operations	$0.42	$0.47	$0.52

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.18)	$(0.07)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.26)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.88	$10.72	$10.45
Total return (%) (r)(s)(t)(x)	3.92	4.52	5.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	0.70	8.83	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	(a)
Net investment income (l)	1.67	1.99	2.21	(a)
Portfolio turnover	22	17	6	(n)
Net assets at end of period (000 omitted)	$1,718	$1,511	$221

	Years ended 4/30		Period ended 4/30/13 (c)
Class B	2015	2014
Net asset value, beginning of period	$10.70	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.23	0.27	0.39
Total from investment operations	$0.33	$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)	$(0.05)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.20)	$(0.12)	$(0.05)
Net asset value, end of period (x)	$10.83	$10.70	$10.42
Total return (%) (r)(s)(t)(x)	3.09	3.80	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.91	1.22	1.56	(a)
Portfolio turnover	22	17	6	(n)
Net assets at end of period (000 omitted)	$190	$136	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class C	2015	2014
Net asset value, beginning of period	$10.66	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.22	0.26	0.39
Total from investment operations	$0.33	$0.39	$0.47

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.13)	$(0.05)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.21)	$(0.15)	$(0.05)
Net asset value, end of period (x)	$10.78	$10.66	$10.42
Total return (%) (r)(s)(t)(x)	3.12	3.77	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	1.45	10.43	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.99	1.27	1.56	(a)
Portfolio turnover	22	17	6	(n)
Net assets at end of period (000 omitted)	$878	$410	$106

	Years ended 4/30		Period ended 4/30/13 (c)
Class I	2015	2014
Net asset value, beginning of period	$10.75	$10.46	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.23	$0.13
Net realized and unrealized gain (loss) on investments	0.22	0.27	0.40
Total from investment operations	$0.43	$0.50	$0.53

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.19)	$(0.07)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.28)	$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.90	$10.75	$10.46
Total return (%) (r)(s)(x)	4.04	4.83	5.33	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.47	9.43	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.91	2.19	2.55	(a)
Portfolio turnover	22	17	6	(n)
Net assets at end of period (000 omitted)	$160	$192	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R1	2015	2014
Net asset value, beginning of period	$10.71	$10.42	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.23	0.27	0.39
Total from investment operations	$0.33	$0.40	$0.47

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.09)	$(0.05)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.18)	$(0.11)	$(0.05)
Net asset value, end of period (x)	$10.86	$10.71	$10.42
Total return (%) (r)(s)(x)	3.03	3.83	4.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	1.47	10.44	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.90	1.21	1.56	(a)
Portfolio turnover	22	17	6	(n)
Net assets at end of period (000 omitted)	$117	$109	$105

	Years ended 4/30		Period ended 4/30/13 (c)
Class R2	2015	2014
Net asset value, beginning of period	$10.70	$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.18	$0.10
Net realized and unrealized gain (loss) on investments	0.23	0.27	0.40
Total from investment operations	$0.38	$0.45	$0.50

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.17)	$(0.06)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.23)	$(0.19)	$(0.06)
Net asset value, end of period (x)	$10.85	$10.70	$10.44
Total return (%) (r)(s)(x)	3.59	4.30	5.04	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	0.94	9.93	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	(a)
Net investment income (l)	1.41	1.74	2.06	(a)
Portfolio turnover	22	17	6	(n)
Net assets at end of period (000 omitted)	$1,965	$1,591	$105

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R3	2015	2014
Net asset value, beginning of period	$10.72	$10.44	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.21	$0.09
Net realized and unrealized gain (loss) on investments	0.24	0.27	0.42
Total from investment operations	$0.42	$0.48	$0.51

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.18)	$(0.07)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.26)	$(0.20)	$(0.07)
Net asset value, end of period (x)	$10.88	$10.72	$10.44
Total return (%) (r)(s)(x)	3.90	4.58	5.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	0.71	2.85	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	(a)
Net investment income (l)	1.63	2.00	1.78	(a)
Portfolio turnover	22	17	6	(n)
Net assets at end of period (000 omitted)	$4,740	$3,515	$1,781

	Years ended 4/30		Period ended 4/30/13 (c)
Class R4	2015	2014
Net asset value, beginning of period	$10.75	$10.45	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.21	$0.23	$0.10
Net realized and unrealized gain (loss) on investments	0.22	0.28	0.42
Total from investment operations	$0.43	$0.51	$0.52

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.19)	$(0.07)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.28)	$(0.21)	$(0.07)
Net asset value, end of period (x)	$10.90	$10.75	$10.45
Total return (%) (r)(s)(x)	4.04	4.93	5.23	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	0.46	0.46	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.92	2.23	1.93	(a)
Portfolio turnover	22	17	6	(n)
Net assets at end of period (000 omitted)	$42,193	$38,679	$27,376

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2015 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2015	2014	2013	2012		2011
Net asset value, beginning of period	$13.16	$12.49	$11.54	$11.61		$10.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.22	$0.25	$0.23	$0.25		$0.20
Net realized and unrealized gain (loss) on investments	0.40	0.64	0.95	(0.02	)(g)	1.34
Total from investment operations	$0.62	$0.89	$1.18	$0.23		$1.54

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.23)	$(0.30)		$(0.23)
Net asset value, end of period (x)	$13.52	$13.16	$12.49	$11.54		$11.61
Total return (%) (r)(s)(t)(x)	4.76	7.18	10.34	2.15		15.11

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	0.40	0.42	0.43		0.44
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25		0.28
Net investment income (l)	1.62	1.96	1.94	2.27		1.91
Portfolio turnover	18	12	15	14		19
Net assets at end of period (000 omitted)	$45,846	$55,682	$39,924	$33,245		$27,869

	Years ended 4/30
Class B	2015	2014	2013	2012		2011
Net asset value, beginning of period	$13.06	$12.40	$11.45	$11.52		$10.23

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.14	$0.14	$0.17		$0.12
Net realized and unrealized gain (loss) on investments	0.39	0.64	0.96	(0.03	)(g)	1.33
Total from investment operations	$0.51	$0.78	$1.10	$0.14		$1.45

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.12)	$(0.15)	$(0.21)		$(0.16)
Net asset value, end of period (x)	$13.41	$13.06	$12.40	$11.45		$11.52
Total return (%) (r)(s)(t)(x)	3.96	6.33	9.65	1.36		14.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.15	1.17	1.18		1.19
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00		1.03
Net investment income (l)	0.93	1.12	1.19	1.51		1.16
Portfolio turnover	18	12	15	14		19
Net assets at end of period (000 omitted)	$6,605	$7,055	$6,777	$5,820		$5,649

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class C	2015	2014	2013	2012		2011
Net asset value, beginning of period	$12.92	$12.27	$11.34	$11.43		$10.16

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.14	$0.14	$0.17		$0.12
Net realized and unrealized gain (loss) on investments	0.39	0.64	0.94	(0.03	)(g)	1.32
Total from investment operations	$0.51	$0.78	$1.08	$0.14		$1.44

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.13)	$(0.15)	$(0.23)		$(0.17)
Net asset value, end of period (x)	$13.26	$12.92	$12.27	$11.34		$11.43
Total return (%) (r)(s)(t)(x)	3.97	6.36	9.64	1.33		14.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.15	1.17	1.18		1.19
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00		1.03
Net investment income (l)	0.92	1.13	1.19	1.54		1.17
Portfolio turnover	18	12	15	14		19
Net assets at end of period (000 omitted)	$18,428	$18,515	$16,209	$11,862		$9,727

	Years ended 4/30
Class I	2015	2014	2013	2012		2011
Net asset value, beginning of period	$13.24	$12.56	$11.59	$11.66		$10.34

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.27	$0.26	$0.28		$0.23
Net realized and unrealized gain (loss) on investments	0.40	0.66	0.97	(0.03	)(g)	1.34
Total from investment operations	$0.66	$0.93	$1.23	$0.25		$1.57

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.25)	$(0.26)	$(0.32)		$(0.25)
Net asset value, end of period (x)	$13.60	$13.24	$12.56	$11.59		$11.66
Total return (%) (r)(s)(x)	5.03	7.42	10.73	2.38		15.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	0.15	0.17	0.18		0.19
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00		0.03
Net investment income (l)	1.93	2.10	2.18	2.50		2.19
Portfolio turnover	18	12	15	14		19
Net assets at end of period (000 omitted)	$7,312	$2,916	$2,778	$1,948		$1,488
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R1	2015	2014	2013	2012		2011
Net asset value, beginning of period	$13.06	$12.39	$11.43	$11.50		$10.20

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.14	$0.14	$0.17		$0.12
Net realized and unrealized gain (loss) on investments	0.40	0.64	0.96	(0.03	)(g)	1.33
Total from investment operations	$0.52	$0.78	$1.10	$0.14		$1.45

Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.11)	$(0.14)	$(0.21)		$(0.15)
Net asset value, end of period (x)	$13.42	$13.06	$12.39	$11.43		$11.50
Total return (%) (r)(s)(x)	3.99	6.35	9.65	1.32		14.26

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	1.15	1.18	1.18		1.19
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00		1.03
Net investment income (l)	0.93	1.12	1.19	1.50		1.14
Portfolio turnover	18	12	15	14		19
Net assets at end of period (000 omitted)	$6,357	$7,494	$8,293	$8,804		$9,509

	Years ended 4/30
Class R2	2015	2014	2013	2012		2011
Net asset value, beginning of period	$13.08	$12.42	$11.46	$11.54		$10.24

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.21	$0.20	$0.22		$0.18
Net realized and unrealized gain (loss) on investments	0.39	0.64	0.96	(0.03	)(g)	1.33
Total from investment operations	$0.58	$0.85	$1.16	$0.19		$1.51

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.19)	$(0.20)	$(0.27)		$(0.21)
Net asset value, end of period (x)	$13.43	$13.08	$12.42	$11.46		$11.54
Total return (%) (r)(s)(x)	4.48	6.83	10.21	1.82		14.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67	0.65	0.68	0.68		0.69
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50		0.53
Net investment income (l)	1.42	1.63	1.68	2.02		1.66
Portfolio turnover	18	12	15	14		19
Net assets at end of period (000 omitted)	$68,263	$71,178	$65,371	$67,060		$61,509

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Years ended 4/30
Class R3	2015	2014	2013	2012		2011
Net asset value, beginning of period	$13.18	$12.50	$11.54	$11.62		$10.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.22	$0.24	$0.23	$0.25		$0.20
Net realized and unrealized gain (loss) on investments	040	0.66	0.96	(0.03	)(g)	1.35
Total from investment operations	$0.62	$0.90	$1.19	$0.22		$1.55

Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.22)	$(0.23)	$(0.30)		$(0.23)
Net asset value, end of period (x)	$13.53	$13.18	$12.50	$11.54		$11.62
Total return (%) (r)(s)(x)	4.72	7.20	10.46	2.06		15.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	0.40	0.42	0.43		0.44
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25		0.28
Net investment income (l)	1.67	1.86	1.94	2.27		1.91
Portfolio turnover	18	12	15	14		19
Net assets at end of period (000 omitted)	$51,380	$44,145	$41,188	$23,615		$19,344

	Years ended 4/30
Class R4	2015	2014	2013	2012		2011
Net asset value, beginning of period	$13.23	$12.55	$11.58	$11.65		$10.34

Income (loss) from investment operations
Net investment income (d)(l)	$0.26	$0.27	$0.27	$0.29		$0.21
Net realized and unrealized gain (loss) on investments	0.39	0.66	0.96	(0.04	)(g)	1.35
Total from investment operations	$0.65	$0.93	$1.23	$0.25		$1.56

Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.25)	$(0.26)	$(0.32)		$(0.25)
Net asset value, end of period (x)	$13.58	$13.23	$12.55	$11.58		$11.65
Total return (%) (r)(s)(x)	4.96	7.42	10.74	2.39		15.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	0.15	0.16	0.18		0.19
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00		0.05
Net investment income (l)	1.94	2.13	2.21	2.61		2.03
Portfolio turnover	18	12	15	14		19
Net assets at end of period (000 omitted)	$159,446	$147,311	$109,518	$1,583		$441
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30		Period ended 4/30/13 (c)
Class A	2015	2014
Net asset value, beginning of period	$11.81	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.20	$0.09
Net realized and unrealized gain (loss) on investments	0.47	0.94	0.86
Total from investment operations	$0.66	$1.14	$0.95

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.18)	$(0.09)
From net realized gain on investments	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.28)	$(0.19)	$(0.09)
Net asset value, end of period (x)	$12.19	$11.81	$10.86
Total return (%) (r)(s)(t)(x)	5.64	10.52	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.52	7.31	(a)
Expenses after expense reductions (f)(h)	0.23	0.25	0.25	(a)
Net investment income (l)	1.58	1.74	1.75	(a)
Portfolio turnover	13	10	8	(n)
Net assets at end of period (000 omitted)	$8,807	$4,238	$380

	Years ended 4/30		Period ended 4/30/13 (c)
Class B	2015	2014
Net asset value, beginning of period	$11.75	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	0.47	0.94	0.87
Total from investment operations	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.11)	$(0.08)
From net realized gain on investments	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.21)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$12.11	$11.75	$10.83
Total return (%) (r)(s)(t)(x)	4.83	9.68	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.28	7.38	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.83	0.87	0.86	(a)
Portfolio turnover	13	10	8	(n)
Net assets at end of period (000 omitted)	$1,035	$754	$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class C	2015	2014
Net asset value, beginning of period	$11.71	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.10	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	0.47	0.91	0.84
Total from investment operations	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.15)	$(0.08)
From net realized gain on investments	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.21)	$(0.16)	$(0.08)
Net asset value, end of period (x)	$12.07	$11.71	$10.83
Total return (%) (r)(s)(t)(x)	4.86	9.65	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.27	9.16	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.80	1.15	1.30	(a)
Portfolio turnover	13	10	8	(n)
Net assets at end of period (000 omitted)	$2,213	$1,376	$171

	Years ended 4/30		Period ended 4/30/13 (c)
Class I	2015	2014
Net asset value, beginning of period	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.24	$0.12
Net realized and unrealized gain (loss) on investments	0.46	0.92	0.85
Total from investment operations	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.19)	$(0.10)
From net realized gain on investments	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.22	$11.83	$10.87
Total return (%) (r)(s)(x)	5.89	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.27	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.87	2.09	2.45	(a)
Portfolio turnover	13	10	8	(n)
Net assets at end of period (000 omitted)	$1,889	$443	$110

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R1	2015	2014
Net asset value, beginning of period	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	0.48	0.94	0.84
Total from investment operations	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.08)	$(0.08)
From net realized gain on investments	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.18)	$(0.09)	$(0.08)
Net asset value, end of period (x)	$12.17	$11.78	$10.83
Total return (%) (r)(s)(x)	4.88	9.63	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.29	10.12	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.73	0.85	1.45	(a)
Portfolio turnover	13	10	8	(n)
Net assets at end of period (000 omitted)	$163	$120	$109

	Years ended 4/30		Period ended 4/30/13 (c)
Class R2	2015	2014
Net asset value, beginning of period	$11.78	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	0.49	0.97	0.84
Total from investment operations	$0.64	$1.10	$0.94

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.16)	$(0.09)
From net realized gain on investments	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.25)	$(0.17)	$(0.09)
Net asset value, end of period (x)	$12.17	$11.78	$10.85
Total return (%) (r)(s)(x)	5.42	10.19	9.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.76	9.60	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	(a)
Net investment income (l)	1.27	1.09	1.95	(a)
Portfolio turnover	13	10	8	(n)
Net assets at end of period (000 omitted)	$4,200	$3,799	$121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R3	2015	2014
Net asset value, beginning of period	$11.80	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.19	$0.06
Net realized and unrealized gain (loss) on investments	0.49	0.93	0.89
Total from investment operations	$0.66	$1.12	$0.95

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.17)	$(0.09)
From net realized gain on investments	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.27)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$12.19	$11.80	$10.86
Total return (%) (r)(s)(x)	5.65	10.39	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.53	1.74	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	(a)
Net investment income (l)	1.45	1.70	1.13	(a)
Portfolio turnover	13	10	8	(n)
Net assets at end of period (000 omitted)	$12,732	$8,877	$3,065

	Years ended 4/30		Period ended 4/30/13 (c)
Class R4	2015	2014
Net asset value, beginning of period	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.22	$0.21	$0.07
Net realized and unrealized gain (loss) on investments	0.47	0.95	0.90
Total from investment operations	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.19)	$(0.10)
From net realized gain on investments	(0.08)	(0.01)	—
Total distributions declared to shareholders	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.22	$11.83	$10.87
Total return (%) (r)(s)(x)	5.88	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.28	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.82	1.88	1.28	(a)
Portfolio turnover	13	10	8	(n)
Net assets at end of period (000 omitted)	$98,370	$66,460	$40,552

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.90	$12.51	$11.10	$11.39	$9.66

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.17	$0.15	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	0.70	1.41	1.42	(0.23)	1.78
Total from investment operations	$0.88	$1.58	$1.57	$(0.08)	$1.89

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.19)	$(0.16)	$(0.21)	$(0.16)
Net asset value, end of period (x)	$14.55	$13.90	$12.51	$11.10	$11.39
Total return (%) (r)(s)(t)(x)	6.37	12.67	14.24	(0.49)	19.70

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.41	0.46	0.47	0.50
Expenses after expense reductions (f)(h)	0.24	0.24	0.25	0.25	0.28
Net investment income (l)	1.29	1.30	1.32	1.40	1.13
Portfolio turnover	11	6	13	12	15
Net assets at end of period (000 omitted)	$42,887	$39,929	$26,738	$18,822	$15,665

	Years ended 4/30
Class B	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.73	$12.37	$10.99	$11.27	$9.58

Income (loss) from investment operations
Net investment income (d)(l)	$0.07	$0.07	$0.07	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	0.69	1.39	1.39	(0.21)	1.74
Total from investment operations	$0.76	$1.46	$1.46	$(0.14)	$1.78

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.10)	$(0.08)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$14.37	$13.73	$12.37	$10.99	$11.27
Total return (%) (r)(s)(t)(x)	5.59	11.82	13.39	(1.16)	18.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.16	1.21	1.22	1.25
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.03
Net investment income (l)	0.53	0.53	0.60	0.63	0.37
Portfolio turnover	11	6	13	12	15
Net assets at end of period (000 omitted)	$8,414	$8,022	$6,347	$4,497	$3,996

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.67	$12.33	$10.94	$11.24	$9.56

Income (loss) from investment operations
Net investment income (d)(l)	$0.08	$0.07	$0.06	$0.06	$0.04
Net realized and unrealized gain (loss) on investments	0.67	1.38	1.41	(0.22)	1.75
Total from investment operations	$0.75	$1.45	$1.47	$(0.16)	$1.79

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.11)	$(0.08)	$(0.14)	$(0.11)
Net asset value, end of period (x)	$14.29	$13.67	$12.33	$10.94	$11.24
Total return (%) (r)(s)(t)(x)	5.51	11.78	13.48	(1.27)	18.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.16	1.21	1.22	1.25
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.02
Net investment income (l)	0.55	0.55	0.57	0.62	0.39
Portfolio turnover	11	6	13	12	15
Net assets at end of period (000 omitted)	$15,521	$13,791	$8,949	$6,861	$5,594

	Years ended 4/30
Class I	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.98	$12.58	$11.15	$11.43	$9.70

Income (loss) from investment operations
Net investment income (d)(l)	$0.23	$0.21	$0.18	$0.17	$0.14
Net realized and unrealized gain (loss) on investments	0.68	1.41	1.43	(0.21)	1.77
Total from investment operations	$0.91	$1.62	$1.61	$(0.04)	$1.91

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.18)	$(0.24)	$(0.18)
Net asset value, end of period (x)	$14.63	$13.98	$12.58	$11.15	$11.43
Total return (%) (r)(s)(x)	6.57	12.90	14.60	(0.17)	19.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.16	0.21	0.22	0.25
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	1.61	1.54	1.60	1.59	1.35
Portfolio turnover	11	6	13	12	15
Net assets at end of period (000 omitted)	$11,665	$8,067	$6,207	$4,121	$3,009

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R1	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.75	$12.39	$10.99	$11.28	$9.57

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.07	$0.07	$0.07	$0.03
Net realized and unrealized gain (loss) on investments	0.67	1.39	1.41	(0.23)	1.76
Total from investment operations	$0.76	$1.46	$1.48	$(0.16)	$1.79

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.10)	$(0.08)	$(0.13)	$(0.08)
Net asset value, end of period (x)	$14.39	$13.75	$12.39	$10.99	$11.28
Total return (%) (r)(s)(x)	5.56	11.79	13.51	(1.26)	18.76

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	1.16	1.21	1.22	1.25
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.03
Net investment income (l)	0.61	0.56	0.58	0.63	0.35
Portfolio turnover	11	6	13	12	15
Net assets at end of period (000 omitted)	$8,165	$10,816	$9,253	$7,355	$6,558

	Years ended 4/30
Class R2	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.79	$12.42	$11.01	$11.30	$9.59

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.14	$0.12	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	0.69	1.39	1.42	(0.22)	1.76
Total from investment operations	$0.83	$1.53	$1.54	$(0.10)	$1.85

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.16)	$(0.13)	$(0.19)	$(0.14)
Net asset value, end of period (x)	$14.43	$13.79	$12.42	$11.01	$11.30
Total return (%) (r)(s)(x)	6.07	12.34	14.05	(0.75)	19.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	0.66	0.71	0.72	0.75
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.53
Net investment income (l)	1.01	1.04	1.08	1.14	0.88
Portfolio turnover	11	6	13	12	15
Net assets at end of period (000 omitted)	$79,912	$73,435	$59,251	$54,704	$48,253

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Years ended 4/30
Class R3	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.87	$12.49	$11.08	$11.37	$9.64

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.18	$0.15	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	0.70	1.39	1.42	(0.22)	1.78
Total from investment operations	$0.88	$1.57	$1.57	$(0.08)	$1.89

Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.19)	$(0.16)	$(0.21)	$(0.16)
Net asset value, end of period (x)	$14.52	$13.87	$12.49	$11.08	$11.37
Total return (%) (r)(s)(x)	6.37	12.63	14.26	(0.50)	19.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.41	0.46	0.47	0.50
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.28
Net investment income (l)	1.27	1.34	1.30	1.36	1.14
Portfolio turnover	11	6	13	12	15
Net assets at end of period (000 omitted)	$71,753	$57,969	$35,972	$25,364	$18,169

	Years ended 4/30
Class R4	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.96	$12.56	$11.14	$11.42	$9.69

Income (loss) from investment operations
Net investment income (d)(l)	$0.22	$0.21	$0.20	$0.17	$0.14
Net realized and unrealized gain (loss) on investments	0.69	1.41	1.40	(0.21)	1.77
Total from investment operations	$0.91	$1.62	$1.60	$(0.04)	$1.91

Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.22)	$(0.18)	$(0.24)	$(0.18)
Net asset value, end of period (x)	$14.61	$13.96	$12.56	$11.14	$11.42
Total return (%) (r)(s)(x)	6.58	12.93	14.53	(0.17)	19.87

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	0.16	0.19	0.22	0.25
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	1.56	1.57	1.72	1.60	1.42
Portfolio turnover	11	6	13	12	15
Net assets at end of period (000 omitted)	$169,285	$129,817	$80,692	$902	$702
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30		Period ended 4/30/13 (c)
Class A	2015	2014
Net asset value, beginning of period	$12.41	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.16	$0.07
Net realized and unrealized gain (loss) on investments	0.67	1.35	1.11
Total from investment operations	$0.82	$1.51	$1.18

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.16)	$(0.11)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.27)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.96	$12.41	$11.07
Total return (%) (r)(s)(t)(x)	6.72	13.61	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	0.63	6.19	(a)
Expenses after expense reductions (f)(h)	0.24	0.24	0.25	(a)
Net investment income (l)	1.19	1.33	1.33	(a)
Portfolio turnover	8	8	3	(n)
Net assets at end of period (000 omitted)	$6,353	$3,502	$671

	Years ended 4/30		Period ended 4/30/13 (c)
Class B	2015	2014
Net asset value, beginning of period	$12.36	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	0.68	1.38	1.09
Total from investment operations	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.09)	$(0.09)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.20)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$12.88	$12.36	$11.05
Total return (%) (r)(s)(t)(x)	5.88	12.75	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.40	8.13	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.33	0.27	0.94	(a)
Portfolio turnover	8	8	3	(n)
Net assets at end of period (000 omitted)	$950	$404	$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class C	2015	2014
Net asset value, beginning of period	$12.32	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	$0.05	$0.06
Net realized and unrealized gain (loss) on investments	0.67	1.36	1.08
Total from investment operations	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.13)	$(0.09)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.21)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$12.83	$12.32	$11.05
Total return (%) (r)(s)(t)(x)	5.89	12.76	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.37	9.03	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.39	0.45	1.11	(a)
Portfolio turnover	8	8	3	(n)
Net assets at end of period (000 omitted)	$1,965	$907	$136

	Years ended 4/30		Period ended 4/30/13 (c)
Class I	2015	2014
Net asset value, beginning of period	$12.44	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.17	$0.11
Net realized and unrealized gain (loss) on investments	0.69	1.36	1.09
Total from investment operations	$0.86	$1.53	$1.20

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$13.00	$12.44	$11.09
Total return (%) (r)(s)(x)	6.98	13.80	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	0.39	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.36	1.39	2.16	(a)
Portfolio turnover	8	8	3	(n)
Net assets at end of period (000 omitted)	$3,507	$1,417	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R1	2015	2014
Net asset value, beginning of period	$12.39	$11.05	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.03	$0.06
Net realized and unrealized gain (loss) on investments	0.68	1.38	1.08
Total from investment operations	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.06)	$(0.09)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.18)	$(0.07)	$(0.09)
Net asset value, end of period (x)	$12.93	$12.39	$11.05
Total return (%) (r)(s)(x)	5.90	12.73	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	1.41	9.24	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.35	0.29	1.17	(a)
Portfolio turnover	8	8	3	(n)
Net assets at end of period (000 omitted)	$180	$126	$112

	Years ended 4/30		Period ended 4/30/13 (c)
Class R2	2015	2014
Net asset value, beginning of period	$12.39	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	0.67	1.36	1.09
Total from investment operations	$0.78	$1.47	$1.17

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.14)	$(0.10)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.24)	$(0.15)	$(0.10)
Net asset value, end of period (x)	$12.93	$12.39	$11.07
Total return (%) (r)(s)(x)	6.38	13.31	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.79	0.87	7.87	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	(a)
Net investment income (l)	0.86	0.94	1.50	(a)
Portfolio turnover	8	8	3	(n)
Net assets at end of period (000 omitted)	$3,758	$2,718	$320

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R3	2015	2014
Net asset value, beginning of period	$12.43	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.13	$0.03
Net realized and unrealized gain (loss) on investments	0.67	1.38	1.16
Total from investment operations	$0.81	$1.51	$1.19

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.15)	$(0.11)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.27)	$(0.16)	$(0.11)
Net asset value, end of period (x)	$12.97	$12.43	$11.08
Total return (%) (r)(s)(x)	6.61	13.65	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.54	0.64	1.80	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	(a)
Net investment income (l)	1.08	1.10	0.53	(a)
Portfolio turnover	8	8	3	(n)
Net assets at end of period (000 omitted)	$12,389	$6,246	$2,431

	Years ended 4/30		Period ended 4/30/13 (c)
Class R4	2015	2014
Net asset value, beginning of period	$12.44	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.16	$0.03
Net realized and unrealized gain (loss) on investments	0.67	1.38	1.16
Total from investment operations	$0.86	$1.54	$1.19

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$13.00	$12.44	$11.08
Total return (%) (r)(s)(x)	6.98	13.90	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	0.39	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.49	1.35	0.59	(a)
Portfolio turnover	8	8	3	(n)
Net assets at end of period (000 omitted)	$77,094	$45,765	$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30
Class A	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.09	$12.49	$10.96	$11.31	$9.49

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.13	$0.11	$0.10	$0.08
Net realized and unrealized gain (loss) on investments	0.84	1.64	1.55	(0.27)	1.88
Total from investment operations	$0.98	$1.77	$1.66	$(0.17)	$1.96

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.17)	$(0.13)	$(0.18)	$(0.14)
From net realized gain on investments	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.24)	$(0.17)	$(0.13)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$14.83	$14.09	$12.49	$10.96	$11.31
Total return (%) (r)(s)(t)(x)	6.97	14.18	15.25	(1.36)	20.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.45	0.53	0.55	0.59
Expenses after expense reductions (f)(h)	0.25	0.24	0.25	0.25	0.28
Net investment income (l)	0.99	0.97	1.02	0.97	0.85
Portfolio turnover	10	8	16	13	14
Net assets at end of period (000 omitted)	$26,564	$25,674	$17,207	$12,700	$10,260

	Years ended 4/30
Class B	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.98	$12.41	$10.90	$11.25	$9.44

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.02	$0.03	$0.02	$0.01
Net realized and unrealized gain (loss) on investments	0.83	1.62	1.54	(0.27)	1.87
Total from investment operations	$0.86	$1.64	$1.57	$(0.25)	$1.88

Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.07)	$(0.06)	$(0.10)	$(0.07)
From net realized gain on investments	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.07)	$(0.06)	$(0.10)	$(0.07)
Net asset value, end of period (x)	$14.71	$13.98	$12.41	$10.90	$11.25
Total return (%) (r)(s)(t)(x)	6.16	13.26	14.42	(2.09)	20.00

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.20	1.28	1.30	1.34
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.03
Net investment income (l)	0.23	0.16	0.29	0.21	0.11
Portfolio turnover	10	8	16	13	14
Net assets at end of period (000 omitted)	$4,432	$4,155	$3,369	$2,498	$2,244

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class C	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.83	$12.28	$10.79	$11.16	$9.38

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.02	$0.03	$0.03	$0.01
Net realized and unrealized gain (loss) on investments	0.82	1.61	1.52	(0.28)	1.85
Total from investment operations	$0.86	$1.63	$1.55	$(0.25)	$1.86

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.08)	$(0.06)	$(0.12)	$(0.08)
From net realized gain on investments	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.14)	$(0.08)	$(0.06)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$14.55	$13.83	$12.28	$10.79	$11.16
Total return (%) (r)(s)(t)(x)	6.21	13.30	14.40	(2.14)	19.93

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	1.20	1.27	1.30	1.34
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.03
Net investment income (l)	0.26	0.14	0.28	0.26	0.12
Portfolio turnover	10	8	16	13	14
Net assets at end of period (000 omitted)	$11,840	$10,639	$8,046	$5,663	$3,597

	Years ended 4/30
Class I	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.18	$12.57	$11.02	$11.37	$9.53

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.16	$0.14	$0.12	$0.11
Net realized and unrealized gain (loss) on investments	0.83	1.64	1.56	(0.27)	1.89
Total from investment operations	$1.02	$1.80	$1.70	$(0.15)	$2.00

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.15)	$(0.20)	$(0.16)
From net realized gain on investments	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.19)	$(0.15)	$(0.20)	$(0.16)
Net asset value, end of period (x)	$14.93	$14.18	$12.57	$11.02	$11.37
Total return (%) (r)(s)(x)	7.24	14.38	15.61	(1.12)	21.16

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	0.21	0.28	0.30	0.34
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	1.30	1.20	1.27	1.19	1.11
Portfolio turnover	10	8	16	13	14
Net assets at end of period (000 omitted)	$8,679	$8,344	$5,754	$4,030	$2,972

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R1	2015	2014	2013	2012	2011
Net asset value, beginning of period	$13.88	$12.32	$10.81	$11.18	$9.39

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.03	$0.03	$0.03	$0.01
Net realized and unrealized gain (loss) on investments	0.82	1.61	1.53	(0.28)	1.85
Total from investment operations	$0.86	$1.64	$1.56	$(0.25)	$1.86

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.08)	$(0.05)	$(0.12)	$(0.07)
From net realized gain on investments	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.12)	$(0.08)	$(0.05)	$(0.12)	$(0.07)
Net asset value, end of period (x)	$14.62	$13.88	$12.32	$10.81	$11.18
Total return (%) (r)(s)(x)	6.18	13.32	14.44	(2.12)	19.90

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	1.20	1.28	1.30	1.34
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.03
Net investment income (l)	0.28	0.22	0.24	0.25	0.09
Portfolio turnover	10	8	16	13	14
Net assets at end of period (000 omitted)	$5,528	$7,993	$6,368	$5,728	$5,204

	Years ended 4/30
Class R2	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.00	$12.41	$10.89	$11.24	$9.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.09	$0.08	$0.07	$0.06
Net realized and unrealized gain (loss) on investments	0.82	1.63	1.54	(0.27)	1.87
Total from investment operations	$0.93	$1.72	$1.62	$(0.20)	$1.93

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.13)	$(0.10)	$(0.15)	$(0.12)
From net realized gain on investments	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.13)	$(0.10)	$(0.15)	$(0.12)
Net asset value, end of period (x)	$14.73	$14.00	$12.41	$10.89	$11.24
Total return (%) (r)(s)(x)	6.68	13.91	14.93	(1.62)	20.58

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	0.70	0.78	0.80	0.84
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.53
Net investment income (l)	0.76	0.67	0.74	0.71	0.63
Portfolio turnover	10	8	16	13	14
Net assets at end of period (000 omitted)	$61,127	$54,916	$45,142	$45,458	$38,606

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Years ended 4/30
Class R3	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.09	$12.49	$10.96	$11.31	$9.49

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.12	$0.11	$0.10	$0.08
Net realized and unrealized gain (loss) on investments	0.84	1.65	1.55	(0.27)	1.88
Total from investment operations	$0.98	$1.77	$1.66	$(0.17)	$1.96

Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.17)	$(0.13)	$(0.18)	$(0.14)
From net realized gain on investments	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.24)	$(0.17)	$(0.13)	$(0.18)	$(0.14)
Net asset value, end of period (x)	$14.83	$14.09	$12.49	$10.96	$11.31
Total return (%) (r)(s)(x)	6.97	14.17	15.26	(1.37)	20.78

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	0.45	0.52	0.55	0.59
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.28
Net investment income (l)	0.98	0.91	0.95	0.94	0.86
Portfolio turnover	10	8	16	13	14
Net assets at end of period (000 omitted)	$38,524	$30,202	$19,518	$10,073	$7,752

	Years ended 4/30
Class R4	2015	2014	2013	2012	2011
Net asset value, beginning of period	$14.17	$12.56	$11.01	$11.36	$9.53

Income (loss) from investment operations
Net investment income (d)(l)	$0.19	$0.16	$0.18	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	0.83	1.64	1.52	(0.28)	1.88
Total from investment operations	$1.02	$1.80	$1.70	$(0.15)	$1.99

Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.19)	$(0.15)	$(0.20)	$(0.16)
From net realized gain on investments	(0.03)	—	—	—	—
Total distributions declared to shareholders	$(0.27)	$(0.19)	$(0.15)	$(0.20)	$(0.16)
Net asset value, end of period (x)	$14.92	$14.17	$12.56	$11.01	$11.36
Total return (%) (r)(s)(x)	7.25	14.39	15.62	(1.12)	21.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.24	0.20	0.24	0.30	0.35
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.03
Net investment income (l)	1.30	1.19	1.50	1.20	1.11
Portfolio turnover	10	8	16	13	14
Net assets at end of period (000 omitted)	$153,594	$109,501	$77,285	$771	$499

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30		Period ended 4/30/13 (c)
Class A	2015	2014
Net asset value, beginning of period	$12.55	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.13	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.73	1.47	1.14
Total from investment operations	$0.86	$1.60	$1.22

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.16)	$(0.10)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.27)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$13.14	$12.55	$11.12
Total return (%) (r)(s)(t)(x)	6.95	14.36	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	0.94	7.61	(a)
Expenses after expense reductions (f)(h)	0.24	0.22	0.25	(a)
Net investment income (l)	1.02	1.10	1.46	(a)
Portfolio turnover	7	10	5	(n)
Net assets at end of period (000 omitted)	$2,811	$1,403	$208

	Years ended 4/30		Period ended 4/30/13 (c)
Class B	2015	2014
Net asset value, beginning of period	$12.47	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	0.73	1.44	1.13
Total from investment operations	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.09)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.17)	$(0.09)	$(0.09)
Net asset value, end of period (x)	$13.06	$12.47	$11.09
Total return (%) (r)(s)(t)(x)	6.19	13.27	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	1.74	9.69	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.22	0.23	0.90	(a)
Portfolio turnover	7	10	5	(n)
Net assets at end of period (000 omitted)	$408	$325	$143
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class C	2015	2014
Net asset value, beginning of period	$12.48	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	0.72	1.45	1.15
Total from investment operations	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.07)	$(0.09)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.20)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$13.04	$12.48	$11.09
Total return (%) (r)(s)(t)(x)	6.17	13.29	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.47	1.74	9.35	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.33	0.16	0.49	(a)
Portfolio turnover	7	10	5	(n)
Net assets at end of period (000 omitted)	$909	$421	$197

	Years ended 4/30		Period ended 4/30/13 (c)
Class I	2015	2014
Net asset value, beginning of period	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	0.69	1.47	1.12
Total from investment operations	$0.89	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$13.16	$12.56	$11.13
Total return (%) (r)(s)(x)	7.21	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.46	0.74	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.53	1.17	2.10	(a)
Portfolio turnover	7	10	5	(n)
Net assets at end of period (000 omitted)	$1,108	$241	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R1	2015	2014
Net asset value, beginning of period	$12.51	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	0.74	1.45	1.13
Total from investment operations	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.05)	$(0.09)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.17)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$13.10	$12.51	$11.10
Total return (%) (r)(s)(x)	6.13	13.28	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.48	1.77	10.30	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.19	0.15	1.10	(a)
Portfolio turnover	7	10	5	(n)
Net assets at end of period (000 omitted)	$172	$127	$112

	Years ended 4/30		Period ended 4/30/13 (c)
Class R2	2015	2014
Net asset value, beginning of period	$12.51	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.09	$0.08
Net realized and unrealized gain (loss) on investments	0.74	1.45	1.13
Total from investment operations	$0.83	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.13)	$(0.10)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.24)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$13.10	$12.51	$11.11
Total return (%) (r)(s)(x)	6.74	13.89	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.97	1.18	9.80	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	(a)
Net investment income (l)	0.71	0.77	1.60	(a)
Portfolio turnover	7	10	5	(n)
Net assets at end of period (000 omitted)	$1,769	$887	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R3	2015	2014
Net asset value, beginning of period	$12.54	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.12	$0.03
Net realized and unrealized gain (loss) on investments	0.75	1.45	1.20
Total from investment operations	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.15)	$(0.10)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.27)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$13.13	$12.54	$11.13
Total return (%) (r)(s)(x)	6.92	14.11	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	0.97	3.04	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	(a)
Net investment income (l)	0.86	0.97	0.54	(a)
Portfolio turnover	7	10	5	(n)
Net assets at end of period (000 omitted)	$7,566	$3,383	$1,253

	Years ended 4/30		Period ended 4/30/13 (c)
Class R4	2015	2014
Net asset value, beginning of period	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.17	$0.15	$0.02
Net realized and unrealized gain (loss) on investments	0.71	1.46	1.21
Total from investment operations	$0.88	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	(0.09)	(0.01)	—
Total distributions declared to shareholders	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$13.15	$12.56	$11.13
Total return (%) (r)(s)(x)	7.13	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	0.74	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.34	1.22	0.46	(a)
Portfolio turnover	7	10	5	(n)
Net assets at end of period (000 omitted)	$47,311	$25,056	$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30				Period ended 4/30/11 (c)
Class A	2015	2014	2013	2012
Net asset value, beginning of period	$15.17	$13.45	$11.79	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.15	$0.14	$0.13	$0.07	$0.11
Net realized and unrealized gain (loss) on investments	0.89	1.76	1.66	(0.22)	2.10
Total from investment operations	$1.04	$1.90	$1.79	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.18)	$(0.13)	$(0.12)	$(0.13)
From net realized gain on investments	(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.33)	$(0.18)	$(0.13)	$(0.14)	$(0.13)
Net asset value, end of period (x)	$15.88	$15.17	$13.45	$11.79	$12.08
Total return (%) (r)(s)(t)(x)	6.92	14.14	15.26	(1.03)	22.20	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	0.76	1.92	4.95	4.60	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.99	1.00	1.05	0.66	1.60	(a)
Portfolio turnover	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$5,730	$4,726	$1,916	$655	$1,836

	Years ended 4/30				Period ended 4/30/11 (c)
Class B	2015	2014	2013	2012
Net asset value, beginning of period	$15.01	$13.32	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.02	$0.03	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	0.89	1.74	1.65	(0.26)	2.13
Total from investment operations	$0.93	$1.76	$1.68	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.07)	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.22)	$(0.07)	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$15.72	$15.01	$13.32	$11.69	$12.06
Total return (%) (r)(s)(t)(x)	6.21	13.24	14.41	(1.84)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.44	1.51	2.87	6.38	6.80	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.23	0.13	0.29	0.16	0.46	(a)
Portfolio turnover	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$828	$671	$446	$329	$172

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30				Period ended 4/30/11 (c)
Class C	2015	2014	2013	2012
Net asset value, beginning of period	$14.96	$13.30	$11.68	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04	$0.03	$0.04	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	0.87	1.73	1.63	(0.27)	2.12
Total from investment operations	$0.91	$1.76	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.10)	$(0.05)	$(0.12)	$(0.10)
From net realized gain on investments	(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.24)	$(0.10)	$(0.05)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$15.63	$14.96	$13.30	$11.68	$12.06
Total return (%) (r)(s)(t)(x)	6.13	13.25	14.36	(1.79)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.44	1.51	2.83	6.49	6.87	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.28	0.18	0.30	0.24	0.52	(a)
Portfolio turnover	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$1,835	$1,195	$468	$267	$167

	Years ended 4/30				Period ended 4/30/11 (c)
Class I	2015	2014	2013	2012
Net asset value, beginning of period	$15.14	$13.41	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.17	$0.15	$0.15	$0.11
Net realized and unrealized gain (loss) on investments	0.87	1.76	1.66	(0.27)	2.12
Total from investment operations	$1.07	$1.93	$1.81	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.20)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.36)	$(0.20)	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$15.85	$15.14	$13.41	$11.75	$12.10
Total return (%) (r)(s)(x)	7.16	14.43	15.50	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.51	1.85	5.44	5.79	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.31	1.20	1.21	1.33	1.55	(a)
Portfolio turnover	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$1,132	$840	$542	$368	$155

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30				Period ended 4/30/11 (c)
Class R1	2015	2014	2013	2012
Net asset value, beginning of period	$14.98	$13.31	$11.69	$12.06	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.02	$0.05	$0.02	$0.04
Net realized and unrealized gain (loss) on investments	0.79	1.74	1.62	(0.26)	2.12
Total from investment operations	$0.91	$1.76	$1.67	$(0.24)	$2.16

Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.09)	$(0.05)	$(0.11)	$(0.10)
From net realized gain on investments	(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.25)	$(0.09)	$(0.05)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$15.64	$14.98	$13.31	$11.69	$12.06
Total return (%) (r)(s)(x)	6.14	13.24	14.38	(1.81)	21.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.42	1.51	2.87	6.47	7.00	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.77	0.16	0.38	0.21	0.58	(a)
Portfolio turnover	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$377	$567	$250	$182	$122

	Years ended 4/30				Period ended 4/30/11 (c)
Class R2	2015	2014	2013	2012
Net asset value, beginning of period	$15.04	$13.34	$11.71	$12.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.10	$0.10	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	0.87	1.75	1.63	(0.25)	2.13
Total from investment operations	$0.99	$1.85	$1.73	$(0.18)	$2.20

Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.15)	$(0.10)	$(0.17)	$(0.12)
From net realized gain on investments	(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.30)	$(0.15)	$(0.10)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$15.73	$15.04	$13.34	$11.71	$12.08
Total return (%) (r)(s)(x)	6.67	13.87	14.88	(1.28)	22.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.94	1.01	2.27	5.96	6.50	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	0.81	0.67	0.81	0.66	1.08	(a)
Portfolio turnover	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$13,030	$6,975	$3,282	$1,627	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Years ended 4/30				Period ended 4/30/11 (c)
Class R3	2015	2014	2013	2012
Net asset value, beginning of period	$15.09	$13.37	$11.73	$12.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.13	$0.12	$0.09	$0.09
Net realized and unrealized gain (loss) on investments	0.90	1.77	1.65	(0.24)	2.12
Total from investment operations	$1.04	$1.90	$1.77	$(0.15)	$2.21

Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.18)	$(0.13)	$(0.19)	$(0.12)
From net realized gain on investments	(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.33)	$(0.18)	$(0.13)	$(0.21)	$(0.12)
Net asset value, end of period (x)	$15.80	$15.09	$13.37	$11.73	$12.09
Total return (%) (r)(s)(x)	6.95	14.19	15.17	(1.04)	22.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	0.76	1.82	5.30	6.17	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.90	0.90	0.95	0.79	1.28	(a)
Portfolio turnover	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$9,089	$4,941	$2,694	$585	$144

	Years ended 4/30				Period ended 4/30/11 (c)
Class R4	2015	2014	2013	2012
Net asset value, beginning of period	$15.13	$13.40	$11.75	$12.10	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.20	$0.18	$0.19	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	0.88	1.75	1.61	(0.25)	2.12
Total from investment operations	$1.08	$1.93	$1.80	$(0.12)	$2.23

Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.20)	$(0.15)	$(0.21)	$(0.13)
From net realized gain on investments	(0.11)	—	—	(0.02)	—
Total distributions declared to shareholders	$(0.36)	$(0.20)	$(0.15)	$(0.23)	$(0.13)
Net asset value, end of period (x)	$15.85	$15.13	$13.40	$11.75	$12.10
Total return (%) (r)(s)(x)	7.23	14.44	15.41	(0.77)	22.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	0.51	0.93	5.50	6.00	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.28	1.22	1.51	1.19	1.58	(a)
Portfolio turnover	9	9	14	69	4	(n)
Net assets at end of period (000 omitted)	$58,759	$38,224	$19,646	$138	$122

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Years ended 4/30		Period ended 4/30/13 (c)
Class A	2015	2014
Net asset value, beginning of period	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.14	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	0.72	1.45	1.14
Total from investment operations	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.13)	$(0.11)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.24)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$13.16	$12.54	$11.12
Total return (%) (r)(s)(t)(x)	6.90	14.17	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.84	7.18	12.11	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	(a)
Net investment income (l)	1.10	0.97	1.74	(a)
Portfolio turnover	18	20	3	(n)
Net assets at end of period (000 omitted)	$1,036	$428	$143

	Years ended 4/30		Period ended 4/30/13 (c)
Class B	2015	2014
Net asset value, beginning of period	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.01	$0.06
Net realized and unrealized gain (loss) on investments	0.73	1.46	1.13
Total from investment operations	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.03)	$(0.10)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.15)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$13.12	$12.51	$11.09
Total return (%) (r)(s)(t)(x)	6.13	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.67	8.83	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.26	0.11	1.10	(a)
Portfolio turnover	18	20	3	(n)
Net assets at end of period (000 omitted)	$244	$148	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class C	2015	2014
Net asset value, beginning of period	$12.45	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	0.71	1.41	1.14
Total from investment operations	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.09)	$(0.10)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.17)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$13.04	$12.45	$11.09
Total return (%) (r)(s)(t)(x)	6.17	13.32	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.61	7.52	13.05	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.37	0.46	1.03	(a)
Portfolio turnover	18	20	3	(n)
Net assets at end of period (000 omitted)	$1,031	$494	$129

	Years ended 4/30		Period ended 4/30/13 (c)
Class I	2015	2014
Net asset value, beginning of period	$12.57	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.12	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	0.77	1.47	1.13
Total from investment operations	$0.89	$1.61	$1.24

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$13.20	$12.57	$11.13
Total return (%) (r)(s)(x)	7.14	14.50	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.80	6.45	12.29	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	0.95	1.13	2.10	(a)
Portfolio turnover	18	20	3	(n)
Net assets at end of period (000 omitted)	$391	$477	$113

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R1	2015	2014
Net asset value, beginning of period	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	0.73	1.45	1.13
Total from investment operations	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.03)	$(0.10)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.13)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$13.14	$12.51	$11.09
Total return (%) (r)(s)(x)	6.14	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.71	8.98	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	1.00	1.00	(a)
Net investment income (l)	0.21	0.15	1.10	(a)
Portfolio turnover	18	20	3	(n)
Net assets at end of period (000 omitted)	$141	$127	$112

	Years ended 4/30		Period ended 4/30/13 (c)
Class R2	2015	2014
Net asset value, beginning of period	$12.53	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss) on investments	0.73	1.47	1.13
Total from investment operations	$0.82	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.10)	$(0.10)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.21)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$13.14	$12.53	$11.11
Total return (%) (r)(s)(x)	6.63	13.88	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.11	7.83	12.78	(a)
Expenses after expense reductions (f)(h)	0.50	0.50	0.50	(a)
Net investment income (l)	0.73	0.60	1.60	(a)
Portfolio turnover	18	20	3	(n)
Net assets at end of period (000 omitted)	$773	$260	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Years ended 4/30		Period ended 4/30/13 (c)
Class R3	2015	2014
Net asset value, beginning of period	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.11	$0.12	$0.07
Net realized and unrealized gain (loss) on investments	0.75	1.45	1.16
Total from investment operations	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.13)	$(0.11)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.23)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$13.17	$12.54	$11.12
Total return (%) (r)(s)(x)	6.95	14.18	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.81	7.04	11.17	(a)
Expenses after expense reductions (f)(h)	0.25	0.25	0.25	(a)
Net investment income (l)	0.84	0.97	1.42	(a)
Portfolio turnover	18	20	3	(n)
Net assets at end of period (000 omitted)	$2,353	$894	$239

	Years ended 4/30		Period ended 4/30/13 (c)
Class R4	2015	2014
Net asset value, beginning of period	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.18	$0.15	$0.10
Net realized and unrealized gain (loss) on investments	0.72	1.45	1.14
Total from investment operations	$0.90	$1.60	$1.24

Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	(0.06)	(0.02)	—
Total distributions declared to shareholders	$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$13.20	$12.56	$11.13
Total return (%) (r)(s)(x)	7.23	14.41	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.51	5.94	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	0.00	0.00	(a)
Net investment income (l)	1.42	1.24	1.98	(a)
Portfolio turnover	18	20	3	(n)
Net assets at end of period (000 omitted)	$5,056	$1,560	$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

MFS Lifetime Income Fund (formerly MFS Lifetime Retirement Income Fund), MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statements of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund-of-funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the funds, management expects that the impact of each fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term

Notes to Financial Statements – continued

instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Notes to Financial Statements – continued

The following is a summary of the levels used as of April 30, 2015 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Investments at Value
Mutual Funds	$549,334,089	$—	$—	$549,334,089

MFS Lifetime 2015 Fund
Investments at Value
Mutual Funds	$51,966,017	$—	$—	$51,966,017

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$363,575,406	$—	$—	$363,575,406

MFS Lifetime 2025 Fund
Investments at Value
Mutual Funds	$129,469,214	$—	$—	$129,469,214

MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$407,745,367	$—	$—	$407,745,367

MFS Lifetime 2035 Fund
Investments at Value
Mutual Funds	$106,216,846	$—	$—	$106,216,846

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$310,303,763	$—	$—	$310,303,763

MFS Lifetime 2045 Fund
Investments at Value
Mutual Funds	$62,062,724	$—	$—	$62,062,724

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$90,986,199	$—	$—	$90,986,199

MFS Lifetime 2055 Fund
Investments at Value
Mutual Funds	$11,040,127	$—	$—	$11,040,127

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend

Notes to Financial Statements – continued

date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. This amount, for the year ended April 30, 2015, is shown as a reduction of total expenses in the Statements of Operations. In the case of the MFS Lifetime 2020 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

Year ended 4/30/15	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$8,137,930	$1,087,089	$6,966,115	$2,079,078	$5,947,098
Long-term capital gains	2,081,037	160,005	—	652,036	—
Total distributions	$10,218,967	$1,247,094	$6,966,115	$2,731,114	$5,947,098

Year ended 4/30/15	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Ordinary income (including any short-term capital gains)	$1,388,333	$4,165,075	$737,229	$1,131,032	$104,304
Long-term capital gains	622,126	452,003	329,974	524,041	35,005
Total distributions	$2,010,459	$4,617,078	$1,067,203	$1,655,073	$139,309

Year ended 4/30/14	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Ordinary income (including any short-term capital gains)	$5,938,764	$772,271	$5,530,035	$1,210,081	$4,250,110
Long-term capital gains	228,235	—	—	615	—
Total distributions	$6,166,999	$772,271	$5,530,035	$1,210,696	$4,250,110

Year ended 4/30/14	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Ordinary income (including any short-term capital gains)	$731,047	$2,760,025	$360,031	$610,024	$33,001
Long-term capital gains	7,533	—	5,018	—	3,002
Total distributions	$738,580	$2,760,025	$365,049	$610,024	$36,003

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/15	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Cost of investments	$510,605,686	$50,236,893	$316,830,970	$121,416,805	$338,152,032
Gross appreciation	$43,219,673	$2,239,398	$50,164,888	$9,357,800	$73,779,145
Gross depreciation	(4,491,270)	(510,274)	(3,420,452)	(1,305,391)	(4,185,810)
Net unrealized appreciation (depreciation)	$38,728,403	$1,729,124	$46,744,436	$8,052,409	$69,593,335
Undistributed ordinary income	740,849	332,469	1,564,521	525,742	831,354
Undistributed long-term capital gain	3,564,662	385,127	5,055,407	1,897,271	6,204,951
Other temporary differences	(377,475)	—	—	—	—

As of 4/30/15	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Cost of investments	$98,440,920	$251,663,164	$57,597,642	$81,622,358	$10,482,762
Gross appreciation	$8,616,345	$61,790,033	$4,912,503	$10,128,358	$617,370
Gross depreciation	(840,419)	(3,149,434)	(447,421)	(764,517)	(60,005)
Net unrealized appreciation (depreciation)	$7,775,926	$58,640,599	$4,465,082	$9,363,841	$557,365
Undistributed ordinary income	179,859	430,471	64,128	93,685	7,180
Undistributed long-term capital gain	1,955,110	6,230,348	1,119,215	1,624,262	171,015

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund (i)		MFS Lifetime 2015 Fund		MFS Lifetime 2020 Fund
	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14
Class A	$2,412,221	$2,299,335	$30,245	$19,501	$924,820	$922,617
Class B	227,337	249,613	2,409	1,218	84,318	67,385
Class C	1,655,515	1,426,457	12,678	4,352	241,849	173,751
Class I	513,721	557,623	2,866	1,950	66,327	49,840
Class R1	64,340	30,794	1,170	908	84,868	71,136
Class R2	439,732	154,292	28,052	15,076	1,199,856	999,424
Class R3	426,329	296,324	74,854	54,766	936,870	719,161
Class R4	1,416,269	668,308	835,771	612,328	3,427,207	2,526,721
Class 529A	164,601	—	—	—	—	—
Class 529B	4,445	—	—	—	—	—
Class 529C	29,256	—	—	—	—	—
Total	$7,353,766	$5,682,746	$988,045	$710,099	$6,966,115	$5,530,035

(i)	For Class 529A, Class 529B, and Class 529C, the period is from inception, January 8, 2015, through the stated period end.

	MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund
	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14
Class A	$124,588	$55,556	$701,716	$480,700	$72,769	$45,913
Class B	10,870	5,900	71,672	56,331	4,966	2,413
Class C	20,589	12,449	139,387	100,775	14,088	7,556
Class I	22,882	5,763	205,034	116,553	41,891	15,942
Class R1	1,072	794	87,895	78,911	1,042	593
Class R2	54,146	12,892	1,026,549	829,877	39,828	26,535
Class R3	165,381	119,838	1,040,209	760,147	134,120	62,307
Class R4	1,606,527	916,864	2,674,636	1,826,816	1,056,301	548,775
Total	$2,006,055	$1,130,056	$5,947,098	$4,250,110	$1,365,005	$710,034

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund
	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14
Class A	$405,665	$283,925	$29,583	$11,868	$85,379	$45,519
Class B	29,053	21,341	2,308	1,828	4,764	2,738
Class C	84,465	59,770	5,476	1,718	12,842	5,565
Class I	154,682	105,159	12,052	2,309	17,666	10,416
Class R1	41,128	47,452	814	547	8,739	2,481
Class R2	701,657	516,353	17,244	5,187	131,215	51,316
Class R3	498,955	323,525	70,992	31,972	89,322	46,435
Class R4	2,124,414	1,402,500	585,458	289,590	774,081	445,554
Total	$4,040,019	$2,760,025	$723,927	$345,019	$1,124,008	$610,024

	MFS Lifetime 2055 Fund
	Year ended 4/30/15	Year ended 4/30/14
Class A	$11,126	$3,293
Class B	1,455	351
Class C	7,428	2,813
Class I	4,699	2,613
Class R1	750	345
Class R2	6,408	1,129
Class R3	18,506	6,682
Class R4	52,628	12,773
Total	$103,000	$29,999

From net realized gain on investments

	MFS Lifetime Income Fund		MFS Lifetime 2015 Fund		MFS Lifetime 2025 Fund
	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14
Class A	$831,447	$163,914	$8,636	$1,782	$47,572	$4,139
Class B	128,697	28,977	970	208	6,623	686
Class C	959,062	170,424	4,700	543	12,381	1,096
Class I	144,985	38,261	729	168	7,956	402
Class R1	37,474	3,581	576	168	793	132
Class R2	187,251	13,047	9,152	1,492	25,137	1,063
Class R3	147,505	21,614	21,556	5,140	66,041	9,121
Class R4	428,780	44,435	212,730	52,671	558,556	64,001
Total	$2,865,201	$484,253	$259,049	$62,172	$725,059	$80,640

	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14
Class A	$37,349	$1,940	$57,868	$—	$15,208	$717
Class B	4,304	178	8,735	—	2,531	210
Class C	11,231	382	23,649	—	4,540	220
Class I	18,967	622	19,027	—	5,494	130
Class R1	1,053	67	14,145	—	954	95
Class R2	24,751	1,228	121,019	—	10,457	370
Class R3	69,536	2,712	71,303	—	37,204	2,022
Class R4	478,263	21,417	261,313	—	266,888	16,266
Total	$645,454	$28,546	$577,059	$—	$343,276	$20,030

Notes to Financial Statements – continued

	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Year ended 4/30/15	Year ended 4/30/14	Year ended 4/30/15	Year ended 4/30/14
Class A	$42,921	$—	$3,838	$626
Class B	4,978	—	978	249
Class C	10,835	—	4,074	756
Class I	7,714	—	1,452	436
Class R1	6,737	—	627	248
Class R2	74,673	—	2,557	288
Class R3	45,193	—	6,524	1,267
Class R4	338,014	—	16,259	2,134
Total	$531,065	$—	$36,309	$6,004

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will continue at least until August 31, 2015. After August 31, 2015, MFS, under certain conditions, may increase such expense limitation to 0.10% annually of each fund’s average daily net assets for each class of shares without a vote of the funds’ Board of Trustees. Any increase above 0.10% would require a vote of the funds’ Board of Trustees. For the year ended April 30, 2015, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$674,413	$196,297	$602,429	$240,394	$713,205

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$235,360	$642,573	$209,970	$320,324	$182,772

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the year ended April 30, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$114,387	$4,611
MFS Lifetime 2015 Fund	1,455	—
MFS Lifetime 2020 Fund	27,929	—
MFS Lifetime 2025 Fund	15,050	—
MFS Lifetime 2030 Fund	30,317	—
MFS Lifetime 2035 Fund	12,080	—
MFS Lifetime 2040 Fund	20,173	—
MFS Lifetime 2045 Fund	7,749	—
MFS Lifetime 2050 Fund	7,803	—
MFS Lifetime 2055 Fund	3,135	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the funds will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements – continued

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$326,791
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	4,032
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	133,713
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	16,623
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.24%	107,904
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.24%	11,728
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	70,931
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.24%	5,073
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	14,949
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	1,763

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$209,284
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	1,578
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	68,660
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	9,344
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	81,328
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	5,969
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	42,949
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	3,513
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	6,987
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	1,970

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$1,524,680
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	7,419
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	187,975
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	17,952
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	147,149
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	13,777
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	111,778
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	5,733
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	14,323
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	7,412

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$58,808
MFS Lifetime 2015 Fund	0.75%	0.25%	1.00%	1.00%	1,113
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	71,960
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,280
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	94,117
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	1,407
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	66,741
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	1,357
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	6,495
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	1,316

Notes to Financial Statements – continued

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$136,040
MFS Lifetime 2015 Fund	0.25%	0.25%	0.50%	0.50%	8,808
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	348,812
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	19,424
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	382,476
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	16,638
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	290,342
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	7,258
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	48,712
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	2,604

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$58,073
MFS Lifetime 2015 Fund	—	0.25%	0.25%	0.25%	10,838
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	121,650
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	27,314
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	163,705
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	23,996
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	87,778
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	13,858
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	17,257
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	3,710

	Class 529A (i)
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$35,147

	Class 529B (i)
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	0.99%	$10,621

	Class 529C (i)
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$70,676

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Total Distribution and Service Fees	$2,430,120	$33,788	$932,770	$91,937	$976,679

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Total Distribution and Service Fees	$73,515	$670,519	$36,792	$108,723	$18,775

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the year ended April 30, 2015, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund (i)	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$2,337	$1,245	$1,320	$2,344	$257
Class B	13	178	—	12	—
Class C	—	4	—	79	—
Class R2	—	—	—	1	—
Class R3	1	2	—	—	—
Class 529A	558	—	—	—	—
Class 529B	57	—	—	—	—
Class 529C	157	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$1,383	$231	$103	$9
Class B	3	—	—	—
Class R3	4	—	—	—

(i)	For Class 529A, Class 529B, and Class 529C, the period is from inception, January 8, 2015, through the stated period end.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2015, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class A	$64	$—	$166	$188	$118
Class B	37,251	44	12,506	1,277	7,305
Class C	56,769	349	2,665	971	2,756
Class 529B	200	—	—	—	—
Class 529C	84	—	—	—	—

CDSC Imposed	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$41	$278	$58	$56	$18
Class B	638	6,796	305	2,422	—
Class C	100	1,285	174	537	199

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2016, unless MFD elects to extend the waiver. For the period from the inception of the 529 classes on January 8, 2015 through April 30, 2015, this waiver amounted to $11,095 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the period from the inception of the 529 classes on January 8, 2015 through April 30, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the MFS Lifetime Income Fund for the period from the inception of the 529 classes on January 8, 2015 through April 30, 2015, were as follows:

Notes to Financial Statements – continued

	Fee	Waiver
Class 529A	$14,059	$7,030
Class 529B	1,062	531
Class 529C	7,068	3,534
Total Program Manager Fees and Waivers	$22,189	$11,095

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the year ended April 30, 2015, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the year ended April 30, 2015 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
0.0037%	0.0357%	0.0049%	0.0165%	0.0047%

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
0.0216%	0.0063%	0.0392%	0.0241%	0.2461%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, these funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into services agreements (the Compliance Officer Agreements) which provided for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the Compliance Officer Agreement between the funds and Griffin Compliance LLC was terminated. For the year ended April 30, 2015, the aggregate fees paid by each fund under these agreements amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$1,865	$199	$1,482	$417	$1,500

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$312	$1,114	$169	$285	$26

MFS had agreed to reimburse the funds for a portion of the payments made by each fund for the services under the Compliance Officer agreements in the following amounts, which are included in the reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO, ICCO, and Assistant ICCO.

MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
$431	$48	$366	$93	$360

MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$68	$264	$36	$65	$5

Notes to Financial Statements – continued

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

On January 7, 2015, MFS purchased 10,000 shares each of Class 529A, Class 529B, and Class 529C, for an aggregate amount of $100,000 of the MFS Lifetime Income Fund.

On September 11, 2013, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Retirement Income Fund	Class R4	6,702	$78,816
MFS Lifetime 2020 Fund	Class I	6,291	$79,581
MFS Lifetime 2030 Fund	Class R5	6,133	$80,158
MFS Lifetime 2040 Fund	Class R5	15,833	$209,312
MFS Lifetime 2050 Fund	Class A	10,362	$146,519
MFS Lifetime 2050 Fund	Class R2	10,375	$145,354
MFS Lifetime 2050 Fund	Class R3	10,419	$146,491

At April 30, 2015, MFS held approximately 59%, 72%, and 96% of the outstanding shares of Class B, Class I, and Class R1, respectively, of MFS Lifetime 2015 Fund, 77% of the outstanding shares of Class R1 of MFS Lifetime 2025 Fund, 74% of the outstanding shares of Class R1 of MFS Lifetime 2035 Fund, 78% of the outstanding shares of Class R1 of MFS Lifetime 2045 Fund, and 55% and 95% of the outstanding shares of Class B and Class R1, respectively, of MFS Lifetime 2055 Fund.

(4)	Portfolio Securities

For the year ended April 30, 2015, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Purchases	$187,808,350	$14,512,360	$64,297,625	$51,004,932	$82,572,478
Sales	$ 66,192,725	$10,793,728	$72,838,736	$14,149,578	$41,112,647

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Purchases	$45,692,482	$66,852,517	$29,747,178	$33,478,402	$7,273,957
Sales	$6,425,365	$28,105,738	$3,081,815	$6,337,749	$1,293,021

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2015 Fund
	Year ended 4/30/15 (i)		Year ended 4/30/14		Year ended 4/30/15		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	2,560,098	$31,314,972	3,706,767	$44,120,492	64,446	$700,968	125,302	$1,317,443
Class B	156,769	1,919,353	357,418	4,257,159	4,880	52,993	2,745	28,737
Class C	4,570,235	55,965,142	5,596,279	66,791,195	61,374	662,689	31,056	323,569
Class I	1,022,870	12,568,470	1,160,160	13,821,501	4,440	48,345	7,612	81,074
Class R1	76,602	941,001	58,217	696,077	448	4,809	—	—
Class R2	630,969	7,723,536	171,366	2,049,760	55,615	603,308	205,716	2,162,431
Class R3	910,050	11,146,628	401,260	4,751,037	263,767	2,851,511	214,090	2,228,921
Class R4	4,645,701	56,951,727	1,196,961	14,307,382	929,866	10,109,790	1,423,861	14,971,481
Class 529A	5,370,812	54,044,580	—	—	—	—	—	—
Class 529B	407,543	4,098,592	—	—	—	—	—	—
Class 529C	2,720,288	27,377,208	—	—	—	—	—	—
	23,071,937	$264,051,209	12,648,428	$150,794,603	1,384,836	$15,034,413	2,010,382	$21,113,656

Notes to Financial Statements – continued

	MFS Lifetime Income Fund				MFS Lifetime 2015 Fund
	Year ended 4/30/15 (i)		Year ended 4/30/14		Year ended 4/30/15		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued in connection with acquisition of MFS Lifetime 2010 Fund
Class A	1,719,950	$21,206,984
Class B	255,666	3,152,365
Class C	639,108	7,873,816
Class I	41,771	515,034
Class R1	389,060	4,801,004
Class R2	1,984,019	24,462,958
Class R3	495,250	6,106,433
Class R4	128,658	1,586,352
	5,653,482	$69,704,946

Shares issued to shareholders in reinvestment of distributions
Class A	255,867	$3,125,068	194,494	$2,324,811	3,128	$33,470	1,646	$17,322
Class B	28,207	344,019	22,371	267,725	316	3,378	136	1,426
Class C	205,687	2,507,439	124,658	1,492,844	1,298	13,793	467	4,895
Class I	36,975	452,040	33,493	400,806	336	3,595	201	2,117
Class R1	8,341	101,795	2,864	34,291	163	1,746	103	1,075
Class R2	48,832	596,114	13,093	156,585	3,359	35,877	1,578	16,568
Class R3	46,946	573,463	26,566	317,717	9,010	96,410	5,700	59,905
Class R4	150,919	1,844,229	59,557	712,646	97,808	1,048,501	63,153	664,999
Class 529A	16,053	162,797	—	—	—	—	—	—
Class 529B	430	4,359	—	—	—	—	—	—
Class 529C	2,851	28,893	—	—	—	—	—	—
	801,108	$9,740,216	477,096	$5,707,425	115,418	$1,236,770	72,984	$768,307

Shares reacquired
Class A	(3,174,530)	$(38,881,622)	(4,092,956)	$(48,819,589)	(50,460)	$(546,878)	(7,234)	$(75,638)
Class B	(284,085)	(3,481,139)	(291,067)	(3,476,917)	(354)	(3,814)	(252)	(2,648)
Class C	(2,851,820)	(34,908,771)	(1,962,744)	(23,416,049)	(19,687)	(210,936)	(3,168)	(33,627)
Class I	(870,541)	(10,648,387)	(632,803)	(7,562,119)	(7,996)	(87,239)	—	—
Class R1	(213,194)	(2,610,421)	(75,241)	(901,248)	—	—	—	—
Class R2	(961,512)	(11,751,154)	(288,290)	(3,448,285)	(26,568)	(287,933)	(68,676)	(715,356)
Class R3	(562,088)	(6,884,458)	(460,458)	(5,500,242)	(164,841)	(1,796,504)	(62,463)	(661,223)
Class R4	(1,522,457)	(18,637,544)	(662,114)	(7,903,942)	(756,873)	(8,212,487)	(505,999)	(5,332,003)
Class 529A	(669,797)	(6,802,777)	—	—	—	—	—	—
Class 529B	(71,099)	(721,637)	—	—	—	—	—	—
Class 529C	(365,609)	(3,718,399)	—	—	—	—	—	—
	(11,546,732)	$(139,046,309)	(8,465,673)	$(101,028,391)	(1,026,779)	$(11,145,791)	(647,792)	$(6,820,495)

Net change
Class A	1,361,385	$16,765,402	(191,695)	$(2,374,286)	17,114	$187,560	119,714	$1,259,127
Class B	156,557	1,934,598	88,722	1,047,967	4,842	52,557	2,629	27,515
Class C	2,563,210	31,437,626	3,758,193	44,867,990	42,985	465,546	28,355	294,837
Class I	231,075	2,887,157	560,850	6,660,188	(3,220)	(35,299)	7,813	83,191
Class R1	260,809	3,233,379	(14,160)	(170,880)	611	6,555	103	1,075
Class R2	1,702,308	21,031,454	(103,831)	(1,241,940)	32,406	351,252	138,618	1,463,643
Class R3	890,158	10,942,066	(32,632)	(431,488)	107,936	1,151,417	157,327	1,627,603
Class R4	3,402,821	41,744,764	594,404	7,116,086	270,801	2,945,804	981,015	10,304,477
Class 529A	4,717,068	47,404,600	—	—	—	—	—	—
Class 529B	336,874	3,381,314	—	—	—	—	—	—
Class 529C	2,357,530	23,687,702	—	—	—	—	—	—
	17,979,795	$204,450,062	4,659,851	$55,473,637	473,475	$5,125,392	1,435,574	$15,061,468

Notes to Financial Statements – continued

(i)	For Class 529A, Class 529B, and Class 529C, the period is from inception, January 8, 2015, through the stated period end.

	MFS Lifetime 2020 Fund				MFS Lifetime 2025 Fund
	Year ended 4/30/15		Year ended 4/30/14		Year ended 4/30/15		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	927,929	$12,390,118	1,887,773	$24,316,726	404,082	$4,854,668	400,266	$4,529,518
Class B	65,950	873,467	107,388	1,357,923	37,297	445,447	37,532	424,399
Class C	234,382	3,074,288	530,336	6,647,327	89,519	1,065,604	119,239	1,360,549
Class I	395,730	5,375,877	35,678	461,864	118,450	1,438,488	26,830	305,731
Class R1	103,072	1,367,918	125,447	1,586,600	3,057	36,396	—	—
Class R2	1,356,194	18,051,905	1,565,123	19,830,845	83,836	1,007,650	350,781	4,019,846
Class R3	1,607,372	21,448,616	1,355,894	17,174,344	510,277	6,106,267	543,622	6,081,974
Class R4	3,271,257	44,040,959	3,551,760	45,396,725	3,061,318	36,810,468	2,273,922	25,789,783
	7,961,886	$106,623,148	9,159,399	$116,772,354	4,307,836	$51,764,988	3,752,192	$42,511,800

Shares issued to shareholders in reinvestment of distributions
Class A	65,551	$869,205	68,742	$886,776	14,102	$168,094	4,992	$57,851
Class B	6,276	82,785	4,958	63,661	1,474	17,493	570	6,586
Class C	13,642	177,895	10,192	129,444	2,499	29,567	1,148	13,227
Class I	4,755	63,379	3,753	48,670	2,585	30,837	532	6,166
Class R1	6,434	84,868	5,540	71,136	156	1,865	80	927
Class R2	86,166	1,136,542	75,139	964,787	6,396	76,108	1,206	13,955
Class R3	70,600	936,870	55,663	719,161	19,415	231,423	11,136	128,959
Class R4	257,491	3,427,183	194,963	2,526,721	181,330	2,165,083	84,557	980,866
	510,915	$6,778,727	418,950	$5,410,356	227,957	$2,720,470	104,221	$1,208,537

Shares reacquired
Class A	(1,832,780)	$(24,599,591)	(921,482)	$(11,742,252)	(54,761)	$(659,780)	(81,384)	$(953,106)
Class B	(119,814)	(1,590,531)	(118,751)	(1,508,309)	(17,546)	(210,635)	(5,604)	(62,528)
Class C	(291,149)	(3,826,761)	(428,429)	(5,344,906)	(26,215)	(310,566)	(18,683)	(216,205)
Class I	(82,988)	(1,123,440)	(40,406)	(516,579)	(3,915)	(47,088)	(1)	(13)
Class R1	(209,400)	(2,781,048)	(226,543)	(2,871,416)	(2)	(22)	—	—
Class R2	(1,800,816)	(23,871,509)	(1,464,511)	(18,526,464)	(67,433)	(806,219)	(40,736)	(450,544)
Class R3	(1,230,227)	(16,476,891)	(1,355,591)	(17,303,858)	(237,524)	(2,873,053)	(85,068)	(979,070)
Class R4	(2,926,416)	(39,299,820)	(1,338,504)	(17,173,497)	(812,551)	(9,775,551)	(472,164)	(5,340,663)
	(8,493,590)	$(113,569,591)	(5,894,217)	$(74,987,281)	(1,219,947)	$(14,682,914)	(703,640)	$(8,002,129)

Net change
Class A	(839,300)	$(11,340,268)	1,035,033	$13,461,250	363,423	$4,362,982	323,874	$3,634,263
Class B	(47,588)	(634,279)	(6,405)	(86,725)	21,225	252,305	32,498	368,457
Class C	(43,125)	(574,578)	112,099	1,431,865	65,803	784,605	101,704	1,157,571
Class I	317,497	4,315,816	(975)	(6,045)	117,120	1,422,237	27,361	311,884
Class R1	(99,894)	(1,328,262)	(95,556)	(1,213,680)	3,211	38,239	80	927
Class R2	(358,456)	(4,683,062)	175,751	2,269,168	22,799	277,539	311,251	3,583,257
Class R3	447,745	5,908,595	55,966	589,647	292,168	3,464,637	469,690	5,231,863
Class R4	602,332	8,168,322	2,408,219	30,749,949	2,430,097	29,200,000	1,886,315	21,429,986
	(20,789)	$(167,716)	3,684,132	$47,195,429	3,315,846	$39,802,544	3,152,773	$35,718,208

Notes to Financial Statements – continued

	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Year ended 4/30/15		Year ended 4/30/14		Year ended 4/30/15		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	931,686	$13,263,124	1,012,043	$13,449,152	234,706	$2,992,836	347,090	$4,020,427
Class B	75,756	1,063,598	130,950	1,713,094	44,347	557,116	18,422	214,492
Class C	315,558	4,416,461	485,101	6,340,207	84,883	1,071,222	65,503	780,155
Class I	311,368	4,475,189	150,235	1,993,092	161,401	2,038,834	109,204	1,251,590
Class R1	157,628	2,208,599	229,083	3,020,981	3,632	45,853	—	—
Class R2	1,703,855	24,010,093	1,859,371	24,448,595	96,267	1,219,921	232,814	2,728,738
Class R3	1,668,805	23,613,250	1,875,435	24,648,600	624,943	7,910,107	337,815	3,974,987
Class R4	4,232,669	60,505,004	3,796,301	50,094,240	2,681,910	34,106,742	1,578,001	18,590,713
	9,397,325	$133,555,318	9,538,519	$125,707,961	3,932,089	$49,942,631	2,688,849	$31,561,102

Shares issued to shareholders in reinvestment of distributions
Class A	45,837	$649,048	32,602	$445,665	8,655	$109,049	3,916	$47,853
Class B	5,008	70,208	4,000	54,164	738	9,270	212	2,591
Class C	8,008	111,709	5,458	73,579	1,666	20,846	620	7,535
Class I	14,351	204,221	8,444	116,016	4,819	60,858	1,353	16,564
Class R1	6,260	87,895	5,824	78,911	166	2,095	54	660
Class R2	69,810	981,531	59,729	810,520	5,045	63,519	2,274	27,763
Class R3	73,565	1,040,209	55,729	760,147	16,138	203,656	5,312	65,019
Class R4	188,222	2,674,636	133,247	1,826,816	121,502	1,534,564	46,584	570,192
	411,061	$5,819,457	305,033	$4,165,818	158,729	$2,003,857	60,325	$738,177

Shares reacquired
Class A	(901,891)	$(12,894,217)	(308,818)	$(4,074,952)	(35,172)	$(448,064)	(129,408)	$(1,515,120)
Class B	(79,325)	(1,115,358)	(63,611)	(839,232)	(4,008)	(50,599)	(2,800)	(30,296)
Class C	(246,652)	(3,455,001)	(207,582)	(2,715,681)	(6,989)	(87,620)	(4,844)	(56,814)
Class I	(105,619)	(1,523,730)	(75,110)	(991,987)	(10,336)	(129,685)	(6,750)	(82,748)
Class R1	(383,086)	(5,338,415)	(195,089)	(2,589,684)	(42)	(537)	—	—
Class R2	(1,561,435)	(21,910,456)	(1,365,033)	(18,025,640)	(30,091)	(383,014)	(44,626)	(517,044)
Class R3	(978,832)	(13,884,450)	(632,479)	(8,385,164)	(188,856)	(2,406,131)	(59,849)	(718,260)
Class R4	(2,134,944)	(30,408,142)	(1,053,455)	(13,999,207)	(550,006)	(6,964,666)	(207,266)	(2,478,710)
	(6,391,784)	$(90,529,769)	(3,901,177)	$(51,621,547)	(825,500)	$(10,470,316)	(455,543)	$(5,398,992)

Net change
Class A	75,632	$1,017,955	735,827	$9,819,865	208,189	$2,653,821	221,598	$2,553,160
Class B	1,439	18,448	71,339	928,026	41,077	515,787	15,834	186,787
Class C	76,914	1,073,169	282,977	3,698,105	79,560	1,004,448	61,279	730,876
Class I	220,100	3,155,680	83,569	1,117,121	155,884	1,970,007	103,807	1,185,406
Class R1	(219,198)	(3,041,921)	39,818	510,208	3,756	47,411	54	660
Class R2	212,230	3,081,168	554,067	7,233,475	71,221	900,426	190,462	2,239,457
Class R3	763,538	10,769,009	1,298,685	17,023,583	452,225	5,707,632	283,278	3,321,746
Class R4	2,285,947	32,771,498	2,876,093	37,921,849	2,253,406	28,676,640	1,417,319	16,682,195
	3,416,602	$48,845,006	5,942,375	$78,252,232	3,265,318	$41,476,172	2,293,631	$26,900,287

Notes to Financial Statements – continued

	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Year ended 4/30/15		Year ended 4/30/14		Year ended 4/30/15		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	583,250	$8,414,065	691,589	$9,200,772	119,960	$1,545,769	96,772	$1,159,584
Class B	50,882	729,309	62,014	830,050	5,948	76,332	13,568	158,128
Class C	225,672	3,189,270	339,767	4,520,085	39,578	505,854	15,954	193,367
Class I	144,525	2,088,956	141,748	1,914,401	76,535	974,570	8,895	108,137
Class R1	137,610	1,957,577	209,748	2,773,664	3,026	38,714	—	—
Class R2	1,512,759	21,670,755	1,570,773	20,849,297	82,677	1,055,100	77,261	927,491
Class R3	1,219,616	17,510,820	1,076,572	14,402,821	422,963	5,375,445	215,838	2,560,787
Class R4	4,192,848	60,948,116	2,671,022	35,717,800	1,810,885	23,183,716	1,059,619	12,528,073
	8,067,162	$116,508,868	6,763,233	$90,208,890	2,561,572	$32,755,500	1,487,907	$17,635,567

Shares issued to shareholders in reinvestment of distributions
Class A	29,699	$427,966	19,041	$264,480	3,426	$43,713	1,017	$12,585
Class B	2,548	36,492	1,462	20,193	371	4,720	121	1,496
Class C	4,925	69,733	2,650	36,225	594	7,544	153	1,887
Class I	11,883	172,192	7,450	104,074	1,374	17,546	197	2,439
Class R1	3,884	55,273	3,461	47,452	139	1,768	52	642
Class R2	54,587	781,672	36,303	501,350	2,123	27,021	450	5,557
Class R3	39,601	570,258	23,292	323,525	8,479	108,196	2,750	33,994
Class R4	164,760	2,385,727	100,466	1,402,500	66,746	852,346	24,746	305,856
	311,887	$4,499,313	194,125	$2,699,799	83,252	$1,062,854	29,486	$364,456

Shares reacquired
Class A	(643,773)	$(9,394,745)	(265,999)	$(3,526,390)	(21,205)	$(273,114)	(4,713)	$(58,246)
Class B	(49,320)	(705,984)	(37,825)	(503,658)	(1,159)	(15,129)	(487)	(6,003)
Class C	(185,828)	(2,622,868)	(228,313)	(2,989,384)	(4,127)	(51,817)	(211)	(2,577)
Class I	(163,415)	(2,357,619)	(18,801)	(250,379)	(12,887)	(163,524)	(1)	(13)
Class R1	(339,213)	(4,816,117)	(154,146)	(2,055,588)	(161)	(2,099)	—	—
Class R2	(1,340,472)	(19,137,651)	(1,320,512)	(17,542,695)	(20,601)	(261,610)	(16,938)	(206,106)
Class R3	(804,710)	(11,610,248)	(518,653)	(6,922,489)	(125,111)	(1,608,305)	(61,463)	(738,493)
Class R4	(1,790,053)	(25,916,992)	(1,199,763)	(16,099,306)	(276,732)	(3,555,113)	(188,572)	(2,242,637)
	(5,316,784)	$(76,562,224)	(3,744,012)	$(49,889,889)	(461,983)	$(5,930,711)	(272,385)	$(3,254,075)

Net change
Class A	(30,824)	$(552,714)	444,631	$5,938,862	102,181	$1,316,368	93,076	$1,113,923
Class B	4,110	59,817	25,651	346,585	5,160	65,923	13,202	153,621
Class C	44,769	636,135	114,104	1,566,926	36,045	461,581	15,896	192,677
Class I	(7,007)	(96,471)	130,397	1,768,096	65,022	828,592	9,091	110,563
Class R1	(197,719)	(2,803,267)	59,063	765,528	3,004	38,383	52	642
Class R2	226,874	3,314,776	286,564	3,807,952	64,199	820,511	60,773	726,942
Class R3	454,507	6,470,830	581,211	7,803,857	306,331	3,875,336	157,125	1,856,288
Class R4	2,567,555	37,416,851	1,571,725	21,020,994	1,600,899	20,480,949	895,793	10,591,292
	3,062,265	$44,445,957	3,213,346	$43,018,800	2,182,841	$27,887,643	1,245,008	$14,745,948

Notes to Financial Statements – continued

	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Year ended 4/30/15		Year ended 4/30/14		Year ended 4/30/15		Year ended 4/30/14
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	231,058	$3,586,661	206,063	$2,962,634	49,093	$631,060	21,491	$259,356
Class B	12,589	194,967	13,718	196,672	6,600	85,030	1,724	21,300
Class C	47,804	732,195	49,000	707,061	41,449	528,479	27,843	335,396
Class I	24,271	375,474	16,697	237,178	12,545	161,510	29,576	365,835
Class R1	33,826	517,923	22,180	320,496	535	6,885	—	—
Class R2	560,957	8,642,068	348,363	5,024,846	44,196	566,543	11,177	137,448
Class R3	409,522	6,256,662	207,727	2,965,098	144,688	1,844,790	59,688	709,361
Class R4	1,930,848	29,838,718	1,583,399	22,647,422	310,429	3,992,604	132,613	1,589,144
	3,250,875	$50,144,668	2,447,147	$35,061,407	609,535	$7,816,901	284,112	$3,417,840

Shares issued to shareholders in reinvestment of distributions
Class A	8,208	$126,645	3,040	$45,447	1,170	$14,964	317	$3,919
Class B	633	9,683	185	2,738	190	2,433	49	600
Class C	1,277	19,452	376	5,563	679	8,625	290	3,568
Class I	1,649	25,380	699	10,415	480	6,151	247	3,049
Class R1	1,015	15,476	168	2,481	108	1,377	48	593
Class R2	13,094	200,213	3,442	51,039	688	8,798	115	1,417
Class R3	8,763	134,515	3,123	46,435	1,957	25,030	643	7,949
Class R4	72,308	1,112,095	29,902	445,554	5,378	68,887	1,205	14,907
	106,947	$1,643,459	40,935	$609,672	10,650	$136,265	2,914	$36,002

Shares reacquired
Class A	(190,046)	$(2,971,630)	(40,040)	$(574,310)	(5,697)	$(73,059)	(527)	$(6,399)
Class B	(5,203)	(80,881)	(2,698)	(39,265)	(39)	(497)	(8)	(100)
Class C	(11,569)	(175,936)	(4,701)	(67,956)	(2,671)	(34,208)	(77)	(951)
Class I	(10,069)	(157,842)	(2,313)	(33,562)	(21,354)	(262,034)	(1,951)	(24,221)
Class R1	(48,577)	(736,552)	(3,289)	(47,765)	(28)	(356)	—	—
Class R2	(209,548)	(3,216,382)	(134,088)	(1,921,994)	(6,792)	(86,011)	(651)	(7,641)
Class R3	(170,429)	(2,633,559)	(84,831)	(1,201,833)	(39,236)	(508,782)	(10,560)	(127,151)
Class R4	(821,641)	(12,717,497)	(553,127)	(7,977,816)	(56,891)	(733,016)	(22,870)	(272,044)
	(1,467,082)	$(22,690,279)	(825,087)	$(11,864,501)	(132,708)	$(1,697,963)	(36,644)	$(438,507)

Net change
Class A	49,220	$741,676	169,063	$2,433,771	44,566	$572,965	21,281	$256,876
Class B	8,019	123,769	11,205	160,145	6,751	86,966	1,765	21,800
Class C	37,512	575,711	44,675	644,668	39,457	502,896	28,056	338,013
Class I	15,851	243,012	15,083	214,031	(8,329)	(94,373)	27,872	344,663
Class R1	(13,736)	(203,153)	19,059	275,212	615	7,906	48	593
Class R2	364,503	5,625,899	217,717	3,153,891	38,092	489,330	10,641	131,224
Class R3	247,856	3,757,618	126,019	1,809,700	107,409	1,361,038	49,771	590,159
Class R4	1,181,515	18,233,316	1,060,174	15,115,160	258,916	3,328,475	110,948	1,332,007
	1,890,740	$29,097,848	1,662,995	$23,806,578	487,477	$6,255,203	250,382	$3,015,335

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and

Notes to Financial Statements – continued

other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the year ended April 30, 2015, each fund’s commitment fee and interest expense were equal to the following and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2015 Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Commitment Fee	$1,506	$169	$1,263	$359	$1,289
Interest Expense	—	—	—	—	—

	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Commitment Fee	$264	$948	$137	$246	$24
Interest Expense	—	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Income Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	703,201	508,792	(63,246)	1,148,747
MFS Commodity Strategy Fund	366,259	503,234	(70,755)	798,738
MFS Emerging Markets Debt Fund	228,257	571,122	(60,715)	738,664
MFS Emerging Markets Debt Local Currency Fund	—	754,323	(41,369)	712,954
MFS Global Bond Fund	1,783,306	1,564,724	(184,662)	3,163,368
MFS Global Real Estate Fund	223,840	168,121	(56,759)	335,202
MFS Government Securities Fund	3,391,560	2,421,841	(409,496)	5,403,905
MFS Growth Fund	202,682	151,694	(60,405)	293,971
MFS High Income Fund	2,806,788	2,258,506	(390,968)	4,674,326
MFS Inflation-Adjusted Bond Fund	3,235,720	2,450,990	(469,728)	5,216,982
MFS Institutional Money Market Portfolio	13	159,488,220	(159,028,914)	459,319
MFS International Growth Fund	120,188	104,952	(31,244)	193,896
MFS International Value Fund	99,184	78,747	(26,987)	150,944
MFS Limited Maturity Fund	11,254,375	8,199,728	(1,128,726)	18,325,377
MFS Mid Cap Growth Fund	733,199	589,955	(250,469)	1,072,685
MFS Mid Cap Value Fund	501,592	429,051	(155,057)	775,586
MFS New Discovery Fund	127,685	126,927	(49,890)	204,722
MFS New Discovery Value Fund	258,369	246,360	(93,474)	411,255
MFS Research Fund	368,343	293,558	(104,762)	557,139
MFS Research International Fund	572,576	505,696	(151,535)	926,737
MFS Total Return Bond Fund	6,881,078	4,777,693	(1,624,751)	10,034,020
MFS Value Fund	408,212	322,048	(108,804)	621,456

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(32,382)	$—	$75,591	$10,993,508
MFS Commodity Strategy Fund	(189,762)	—	10,895	5,599,154
MFS Emerging Markets Debt Fund	(72,196)	—	320,316	11,043,034
MFS Emerging Markets Debt Local Currency Fund	(11,819)	—	120,112	5,525,393
MFS Global Bond Fund	(278,310)	—	132,985	27,616,199
MFS Global Real Estate Fund	13,405	71,905	128,294	5,440,335
MFS Government Securities Fund	(157,808)		1,108,573	55,011,749
MFS Growth Fund	108,793	705,316	—	21,633,312
MFS High Income Fund	(50,788)	—	827,131	16,593,858
MFS Inflation-Adjusted Bond Fund	(395,685)	—	695,497	55,039,160
MFS Institutional Money Market Portfolio	—	—	1,435	459,319
MFS International Growth Fund	(38,503)	42,920	74,796	5,491,137
MFS International Value Fund	(5,327)	52,952	107,080	5,462,678

Notes to Financial Statements – continued

	Lifetime Income Fund
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Limited Maturity Fund	$(174,195)	$—	$1,288,328	$110,135,517
MFS Mid Cap Growth Fund	105,727	911,483	—	16,197,548
MFS Mid Cap Value Fund	22,823	808,252	103,245	16,318,320
MFS New Discovery Fund	(46,269)	324,559	—	5,312,541
MFS New Discovery Value Fund	(3,896)	260,897	20,226	5,428,566
MFS Research Fund	(163,474)	892,118	179,605	21,778,577
MFS Research International Fund	76,580	—	362,688	16,449,581
MFS Total Return Bond Fund	(133,501)	360,200	2,970,002	109,972,863
MFS Value Fund	53,620	483,481	443,768	21,831,740
	$(1,372,967)	$4,914,083	$8,970,567	$549,334,089

	Lifetime 2015 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	95,294	26,522	(13,388)	108,428
MFS Commodity Strategy Fund	49,516	35,574	(8,967)	76,123
MFS Emerging Markets Debt Fund	48,618	41,335	(17,019)	72,934
MFS Emerging Markets Debt Local Currency Fund	—	83,050	(9,317)	73,733
MFS Global Bond Fund	242,013	95,474	(38,343)	299,144
MFS Global Real Estate Fund	30,310	9,808	(8,380)	31,738
MFS Government Securities Fund	460,028	127,810	(78,153)	509,685
MFS Growth Fund	31,336	8,306	(10,626)	29,016
MFS High Income Fund	453,225	115,845	(101,681)	467,389
MFS Inflation-Adjusted Bond Fund	438,507	140,303	(87,504)	491,306
MFS Institutional Money Market Portfolio	13	14,298,643	(14,166,518)	132,138
MFS International Growth Fund	20,957	5,984	(6,956)	19,985
MFS International Value Fund	17,267	3,975	(5,692)	15,550
MFS Limited Maturity Fund	1,308,246	490,706	(144,518)	1,654,434
MFS Mid Cap Growth Fund	108,493	35,526	(39,598)	104,421
MFS Mid Cap Value Fund	74,485	25,625	(24,647)	75,463
MFS New Discovery Fund	17,044	9,885	(7,553)	19,376
MFS New Discovery Value Fund	34,788	17,524	(13,398)	38,914
MFS Research Fund	57,058	17,059	(19,122)	54,995
MFS Research International Fund	85,107	30,794	(25,516)	90,385
MFS Total Return Bond Fund	872,946	266,835	(214,001)	925,780
MFS Value Fund	63,210	17,319	(19,206)	61,323

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2,290)	$—	$7,673	$1,037,654
MFS Commodity Strategy Fund	(16,070)	—	1,170	533,624
MFS Emerging Markets Debt Fund	(19,165)	—	39,475	1,090,359
MFS Emerging Markets Debt Local Currency Fund	(2,780)	—	13,164	571,428
MFS Global Bond Fund	(41,802)	—	17,951	2,611,531
MFS Global Real Estate Fund	2,865	7,690	13,721	515,101
MFS Government Securities Fund	(19,214)	—	113,089	5,188,593
MFS Growth Fund	19,595	82,429	—	2,135,288
MFS High Income Fund	(6,412)	—	94,648	1,659,232
MFS Inflation-Adjusted Bond Fund	(64,796)	—	72,458	5,183,275
MFS Institutional Money Market Portfolio	—	—	112	132,138
MFS International Growth Fund	1,310	5,355	9,332	565,984
MFS International Value Fund	6,056	6,607	13,359	562,763
MFS Limited Maturity Fund	(12,458)	—	119,174	9,943,148
MFS Mid Cap Growth Fund	14,306	102,749	—	1,576,764
MFS Mid Cap Value Fund	7,313	91,140	11,643	1,587,736
MFS New Discovery Fund	(6,656)	34,877	—	502,820

Notes to Financial Statements – continued

	Lifetime 2015 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS New Discovery Value Fund	$(444)	$30,393	$2,165	$513,663
MFS Research Fund	15,424	103,151	20,766	2,149,768
MFS Research International Fund	(7,490)	—	41,066	1,604,332
MFS Total Return Bond Fund	(18,341)	37,149	300,996	10,146,549
MFS Value Fund	12,151	56,137	48,596	2,154,267
	$(138,898)	$557,677	$940,558	$51,966,017

	Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	625,802	157,625	(57,227)	726,200
MFS Commodity Strategy Fund	604,263	154,579	(126,360)	632,482
MFS Emerging Markets Debt Fund	713,032	122,516	(99,062)	736,486
MFS Emerging Markets Debt Local Currency Fund	—	994,023	(41,719)	952,304
MFS Global Bond Fund	1,856,838	418,077	(181,136)	2,093,779
MFS Global Real Estate Fund	301,966	30,646	(90,171)	242,441
MFS Government Securities Fund	3,526,552	538,368	(498,100)	3,566,820
MFS Growth Fund	347,152	43,528	(88,279)	302,401
MFS High Income Fund	4,867,914	906,992	(612,902)	5,162,004
MFS Inflation-Adjusted Bond Fund	2,879,181	813,163	(339,755)	3,352,589
MFS Institutional Money Market Portfolio	10	39,920,944	(39,805,192)	115,762
MFS International Growth Fund	288,177	41,530	(58,292)	271,415
MFS International New Discovery Fund	35,050	475	(24,076)	11,449
MFS International Value Fund	237,584	25,537	(52,319)	210,802
MFS Limited Maturity Fund	4,164,965	1,679,662	(350,059)	5,494,568
MFS Mid Cap Growth Fund	1,237,604	178,688	(398,434)	1,017,858
MFS Mid Cap Value Fund	849,726	123,534	(240,071)	733,189
MFS New Discovery Fund	150,246	47,510	(54,277)	143,479
MFS New Discovery Value Fund	305,464	75,711	(95,218)	285,957
MFS Research Fund	631,387	96,527	(155,851)	572,063
MFS Research International Fund	911,362	147,891	(193,608)	865,645
MFS Total Return Bond Fund	5,061,653	1,022,118	(1,326,529)	4,757,242
MFS Value Fund	700,552	93,243	(156,947)	636,848

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(28,114)	$—	$51,082	$6,949,737
MFS Commodity Strategy Fund	(287,801)	—	10,825	4,433,702
MFS Emerging Markets Debt Fund	(105,942)	—	503,487	11,010,462
MFS Emerging Markets Debt Local Currency Fund	(12,035)	—	163,023	7,380,358
MFS Global Bond Fund	(218,492)	—	86,502	18,278,688
MFS Global Real Estate Fund	85,799	62,674	111,824	3,934,815
MFS Government Securities Fund	(198,635)	—	829,433	36,310,229
MFS Growth Fund	751,756	853,465	—	22,253,700
MFS High Income Fund	(43,693)	—	1,029,280	18,325,116
MFS Inflation-Adjusted Bond Fund	(309,475)	—	485,360	35,369,813
MFS Institutional Money Market Portfolio	—	—	205	115,762
MFS International Growth Fund	39,573	70,078	122,123	7,686,483
MFS International New Discovery Fund	240,382	—	8,297	342,431
MFS International Value Fund	153,472	86,375	174,670	7,628,920
MFS Limited Maturity Fund	(48,182)	—	389,370	33,022,351
MFS Mid Cap Growth Fund	889,160	1,027,866	—	15,369,655
MFS Mid Cap Value Fund	600,933	907,851	115,968	15,426,302
MFS New Discovery Fund	4,121	264,383	—	3,723,275
MFS New Discovery Value Fund	26,416	246,324	16,493	3,774,634

Notes to Financial Statements – continued

	Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$615,339	$1,061,260	$213,658	$22,361,929
MFS Research International Fund	63,439	—	393,960	15,365,198
MFS Total Return Bond Fund	(158,181)	188,380	1,653,510	52,139,374
MFS Value Fund	506,044	576,141	520,859	22,372,472
	$2,565,884	$5,344,797	$6,879,929	$363,575,406

	Lifetime 2025 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	88,978	52,762	(6,292)	135,448
MFS Commodity Strategy Fund	304,017	314,181	(31,030)	587,168
MFS Emerging Markets Debt Fund	172,933	99,282	(10,622)	261,593
MFS Emerging Markets Debt Local Currency Fund	—	346,155	(7,651)	338,504
MFS Emerging Markets Equity Fund	7,884	679	(4,601)	3,962
MFS Global Bond Fund	424,953	345,590	(61,421)	709,122
MFS Global Real Estate Fund	129,028	53,219	(16,979)	165,268
MFS Government Securities Fund	614,035	582,952	(32,112)	1,164,875
MFS Growth Fund	113,536	47,665	(17,607)	143,594
MFS High Income Fund	1,182,307	728,994	(71,844)	1,839,457
MFS Inflation-Adjusted Bond Fund	409,077	458,967	(28,374)	839,670
MFS Institutional Money Market Portfolio	13	37,184,260	(37,008,762)	175,511
MFS International Growth Fund	108,158	52,287	(15,397)	145,048
MFS International New Discovery Fund	37,375	15,325	(5,536)	47,164
MFS International Value Fund	89,122	38,096	(14,236)	112,982
MFS Mid Cap Growth Fund	468,109	219,234	(79,359)	607,984
MFS Mid Cap Value Fund	319,760	161,752	(43,364)	438,148
MFS New Discovery Fund	53,161	35,241	(13,139)	75,263
MFS New Discovery Value Fund	107,660	60,519	(18,070)	150,109
MFS Research Fund	186,460	98,999	(22,590)	262,869
MFS Research International Fund	303,295	179,106	(39,315)	443,086
MFS Total Return Bond Fund	746,649	528,109	(378,589)	896,169
MFS Value Fund	227,861	105,045	(30,101)	302,805

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,070)	$—	$8,391	$1,296,235
MFS Commodity Strategy Fund	(58,691)	—	8,237	4,116,046
MFS Emerging Markets Debt Fund	(11,054)	—	148,147	3,910,808
MFS Emerging Markets Debt Local Currency Fund	(2,761)	—	55,988	2,623,409
MFS Emerging Markets Equity Fund	(10,121)	4,046	1,898	119,287
MFS Global Bond Fund	(80,028)	—	50,865	6,190,639
MFS Global Real Estate Fund	2,738	37,319	66,586	2,682,306
MFS Government Securities Fund	(8,018)	—	198,976	11,858,425
MFS Growth Fund	13,591	360,766	—	10,567,080
MFS High Income Fund	(5,493)	—	302,466	6,530,074
MFS Inflation-Adjusted Bond Fund	(22,328)	—	76,996	8,858,523
MFS Institutional Money Market Portfolio	—	—	223	175,511
MFS International Growth Fund	(10,002)	34,563	60,233	4,107,773
MFS International New Discovery Fund	(755)	—	19,068	1,410,688
MFS International Value Fund	(3,403)	42,480	85,905	4,088,817
MFS Mid Cap Growth Fund	3,422	533,314	—	9,180,566
MFS Mid Cap Value Fund	(2,716)	474,986	60,674	9,218,633
MFS New Discovery Fund	(19,961)	123,260	—	1,953,070
MFS New Discovery Value Fund	(3,104)	102,272	7,684	1,981,444
MFS Research Fund	1,970	430,307	86,631	10,275,541
MFS Research International Fund	(26,498)	—	178,977	7,864,769
MFS Total Return Bond Fund	(30,294)	31,137	281,751	9,822,016
MFS Value Fund	7,811	246,379	206,886	10,637,554
	$(266,765)	$2,420,829	$1,906,582	$129,469,214

Notes to Financial Statements – continued

	Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	302,439	133,579	(28,225)	407,793
MFS Commodity Strategy Fund	1,532,609	998,969	(116,736)	2,414,842
MFS Emerging Markets Debt Fund	589,143	242,343	(44,964)	786,522
MFS Emerging Markets Debt Local Currency Fund	—	1,030,388	(13,927)	1,016,461
MFS Emerging Markets Equity Fund	125,354	33,656	(17,330)	141,680
MFS Global Bond Fund	1,226,902	508,623	(838,010)	897,515
MFS Global Real Estate Fund	741,369	133,934	(103,304)	771,999
MFS Growth Fund	565,961	99,554	(57,852)	607,663
MFS High Income Fund	4,026,075	1,838,997	(335,521)	5,529,551
MFS Inflation-Adjusted Bond Fund	1,508,842	571,009	(188,895)	1,890,956
MFS Institutional Money Market Portfolio	16	47,839,928	(47,514,658)	325,286
MFS International Growth Fund	641,094	143,507	(49,625)	734,976
MFS International New Discovery Fund	265,066	43,556	(22,458)	286,164
MFS International Value Fund	529,115	94,284	(51,327)	572,072
MFS Mid Cap Growth Fund	2,237,730	473,799	(285,366)	2,426,163
MFS Mid Cap Value Fund	1,537,837	340,137	(133,220)	1,744,754
MFS New Discovery Fund	263,035	101,011	(50,116)	313,930
MFS New Discovery Value Fund	535,497	162,420	(77,107)	620,810
MFS Research Fund	740,152	151,648	(61,355)	830,445
MFS Research International Fund	1,370,185	361,249	(109,040)	1,622,394
MFS Total Return Bond Fund	919,854	308,745	(120,099)	1,108,500
MFS Value Fund	1,142,829	227,757	(93,799)	1,276,787

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(11,684)	$—	$26,524	$3,902,580
MFS Commodity Strategy Fund	(203,500)	—	35,280	16,928,045
MFS Emerging Markets Debt Fund	(48,660)	—	470,183	11,758,509
MFS Emerging Markets Debt Local Currency Fund	(3,500)	—	165,512	7,877,576
MFS Emerging Markets Equity Fund	(25,792)	90,406	42,420	4,265,987
MFS Global Bond Fund	(936,325)	—	44,888	7,835,305
MFS Global Real Estate Fund	49,231	179,772	320,755	12,529,552
MFS Growth Fund	108,686	1,564,452	—	44,717,952
MFS High Income Fund	(33,831)	—	961,051	19,629,906
MFS Inflation-Adjusted Bond Fund	(161,200)	—	258,148	19,949,588
MFS Institutional Money Market Portfolio	—	—	277	325,286
MFS International Growth Fund	(48,735)	176,886	308,255	20,814,529
MFS International New Discovery Fund	(3,999)	—	117,067	8,559,178
MFS International Value Fund	(17,925)	217,380	439,592	20,703,271
MFS Mid Cap Growth Fund	71,893	2,191,324	—	36,635,061
MFS Mid Cap Value Fund	2,224	1,943,565	248,268	36,709,625
MFS New Discovery Fund	(56,508)	524,858	—	8,146,471
MFS New Discovery Value Fund	(9,767)	464,198	32,767	8,194,688
MFS Research Fund	67,621	1,416,243	285,124	32,462,088
MFS Research International Fund	(85,101)	—	678,469	28,797,499
MFS Total Return Bond Fund	(17,507)	42,250	331,469	12,149,161
MFS Value Fund	34,564	1,061,533	939,980	44,853,510
	$(1,329,815)	$9,872,867	$5,706,029	$407,745,367

	Lifetime 2035 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Absolute Return Fund	22,555	29,814	(1,394)	50,975
MFS Commodity Strategy Fund	305,918	436,324	(40,120)	702,122
MFS Emerging Markets Debt Fund	43,881	56,844	(2,550)	98,175
MFS Emerging Markets Debt Local Currency	—	129,426	(2,774)	126,652

Notes to Financial Statements – continued

	Lifetime 2035 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Emerging Markets Equity Fund	32,246	26,390	(4,180)	54,456
MFS Global Bond Fund	91,339	108,246	(87,411)	112,174
MFS Global Real Estate Fund	172,427	118,405	(23,859)	266,973
MFS Growth Fund	105,750	69,257	(9,963)	165,044
MFS High Income Fund	299,939	404,619	(14,644)	689,914
MFS Inflation-Adjusted Bond Fund	197,079	197,934	(26,697)	368,316
MFS Institutional Money Market Portfolio	11	38,518,042	(38,390,456)	127,597
MFS International Growth Fund	135,872	104,319	(11,076)	229,115
MFS International New Discovery Fund	67,914	47,714	(5,595)	110,033
MFS International Value Fund	112,208	77,790	(11,354)	178,644
MFS Mid Cap Growth Fund	422,036	282,286	(39,640)	664,682
MFS Mid Cap Value Fund	289,184	209,808	(18,912)	480,080
MFS New Discovery Fund	52,942	48,095	(10,168)	90,869
MFS New Discovery Value Fund	107,516	86,916	(12,708)	181,724
MFS Research Fund	132,224	92,856	(8,553)	216,527
MFS Research International Fund	261,818	214,087	(23,229)	452,676
MFS Total Return Bond Fund	150,295	133,549	(18,191)	265,653
MFS Value Fund	213,150	149,534	(14,033)	348,651

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(247)	$—	$2,682	$487,831
MFS Commodity Strategy Fund	(77,206)	—	9,299	4,921,874
MFS Emerging Markets Debt Fund	(2,770)	—	46,717	1,467,716
MFS Emerging Markets Debt Local Currency	(916)	—	19,858	981,552
MFS Emerging Markets Equity Fund	(10,829)	31,136	14,609	1,639,670
MFS Global Bond Fund	(68,548)	—	10,475	979,280
MFS Global Real Estate Fund	(3,821)	55,693	99,369	4,332,965
MFS Growth Fund	2,570	379,835	—	12,145,559
MFS High Income Fund	(1,500)	—	95,364	2,449,195
MFS Inflation-Adjusted Bond Fund	(20,716)	—	38,004	3,885,737
MFS Institutional Money Market Portfolio	—	—	212	127,597
MFS International Growth Fund	(17,960)	49,796	86,779	6,488,538
MFS International New Discovery Fund	(6,183)	—	40,251	3,291,087
MFS International Value Fund	(9,014)	61,087	123,531	6,465,142
MFS Mid Cap Growth Fund	(3,934)	543,202	—	10,036,699
MFS Mid Cap Value Fund	(5,140)	481,702	61,532	10,100,888
MFS New Discovery Fund	(17,070)	138,486	—	2,358,052
MFS New Discovery Value Fund	(4,258)	110,971	8,643	2,398,751
MFS Research Fund	(2,334)	333,020	67,045	8,464,056
MFS Research International Fund	(25,472)	—	170,741	8,034,991
MFS Total Return Bond Fund	(1,471)	9,092	66,286	2,911,555
MFS Value Fund	(535)	260,780	218,274	12,248,111
	$(277,354)	$2,454,800	$1,179,671	$106,216,846

	Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	1,353,552	1,076,306	(144,881)	2,284,977
MFS Emerging Markets Equity Fund	161,506	69,444	(23,432)	207,518
MFS Global Real Estate Fund	827,378	238,459	(114,705)	951,132
MFS Growth Fund	448,513	100,308	(47,149)	501,672
MFS Inflation-Adjusted Bond Fund	597,312	234,203	(94,917)	736,598
MFS Institutional Money Market Portfolio	9	50,678,024	(50,394,280)	283,753
MFS International Growth Fund	622,943	213,172	(63,449)	772,666
MFS International New Discovery Fund	340,697	108,967	(30,924)	418,740

Notes to Financial Statements – continued

	Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS International Value Fund	514,356	143,179	(57,445)	600,090
MFS Mid Cap Growth Fund	1,800,938	464,104	(229,732)	2,035,310
MFS Mid Cap Value Fund	1,237,301	347,034	(118,036)	1,466,299
MFS New Discovery Fund	233,399	107,034	(46,666)	293,767
MFS New Discovery Value Fund	475,662	183,020	(74,360)	584,322
MFS Research Fund	544,660	134,814	(47,375)	632,099
MFS Research International Fund	1,129,868	403,799	(124,131)	1,409,536
MFS Total Return Bond Fund	577,511	212,708	(82,712)	707,507
MFS Value Fund	905,347	222,613	(71,840)	1,056,120

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(304,893)	$—	$32,783	$16,017,687
MFS Emerging Markets Equity Fund	(45,955)	124,570	58,451	6,248,379
MFS Global Real Estate Fund	27,786	216,950	387,088	15,436,865
MFS Growth Fund	49,777	1,282,383	—	36,918,053
MFS Inflation-Adjusted Bond Fund	(78,463)	—	100,879	7,771,113
MFS Institutional Money Market Portfolio	—	—	347	283,753
MFS International Growth Fund	(71,423)	180,443	314,455	21,881,912
MFS International New Discovery Fund	(25,318)	—	164,429	12,524,526
MFS International Value Fund	(44,145)	223,856	452,687	21,717,251
MFS Mid Cap Growth Fund	14,110	1,824,357	—	30,733,186
MFS Mid Cap Value Fund	(12,059)	1,620,490	206,999	30,850,941
MFS New Discovery Fund	(48,554)	489,423	—	7,623,261
MFS New Discovery Value Fund	(9,466)	425,089	30,573	7,713,051
MFS Research Fund	34,017	1,071,768	215,773	24,708,748
MFS Research International Fund	(102,988)	—	577,827	25,019,264
MFS Total Return Bond Fund	(12,535)	27,447	209,713	7,754,277
MFS Value Fund	16,842	876,546	763,168	37,101,496
	$(613,267)	$8,363,322	$3,515,172	$310,303,763

	Lifetime 2045 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	171,357	308,412	(22,937)	456,832
MFS Emerging Markets Equity Fund	20,497	23,488	(2,706)	41,279
MFS Global Real Estate Fund	104,895	100,479	(15,023)	190,351
MFS Growth Fund	56,798	48,796	(5,395)	100,199
MFS Inflation-Adjusted Bond Fund	75,639	84,916	(12,815)	147,740
MFS Institutional Money Market Portfolio	7,936	26,079,418	(25,961,252)	126,102
MFS International Growth Fund	78,831	80,248	(5,186)	153,893
MFS International New Discovery Fund	43,074	42,551	(2,365)	83,260
MFS International Value Fund	65,075	60,177	(5,484)	119,768
MFS Mid Cap Growth Fund	228,007	205,892	(26,457)	407,442
MFS Mid Cap Value Fund	156,277	147,995	(10,688)	293,584
MFS New Discovery Fund	29,700	36,468	(7,451)	58,717
MFS New Discovery Value Fund	60,332	65,101	(8,647)	116,786
MFS Research Fund	68,900	62,427	(5,036)	126,291
MFS Research International Fund	142,831	147,848	(10,558)	280,121
MFS Total Return Bond Fund	73,180	80,104	(11,081)	142,203
MFS Value Fund	114,576	103,317	(6,547)	211,346

Notes to Financial Statements – continued

	Lifetime 2045 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(40,139)	$—	$5,452	$3,202,395
MFS Emerging Markets Equity Fund	(6,489)	21,302	9,996	1,242,899
MFS Global Real Estate Fund	(1,357)	36,121	64,449	3,089,401
MFS Growth Fund	2,079	211,649	—	7,373,643
MFS Inflation-Adjusted Bond Fund	(10,678)	—	14,594	1,558,652
MFS Institutional Money Market Portfolio	—	—	169	126,102
MFS International Growth Fund	(9,889)	30,636	53,389	4,358,250
MFS International New Discovery Fund	(3,456)	—	27,600	2,490,294
MFS International Value Fund	(5,886)	37,540	75,916	4,334,405
MFS Mid Cap Growth Fund	(228)	305,503	—	6,152,372
MFS Mid Cap Value Fund	(2,548)	271,203	34,643	6,177,000
MFS New Discovery Fund	(11,798)	81,901	—	1,523,711
MFS New Discovery Value Fund	(2,524)	64,428	5,086	1,541,578
MFS Research Fund	960	179,499	36,138	4,936,732
MFS Research International Fund	(13,025)	—	97,286	4,972,142
MFS Total Return Bond Fund	(1,260)	4,595	33,625	1,558,547
MFS Value Fund	650	146,247	124,805	7,424,601
	$(105,588)	$1,390,624	$583,148	$62,062,724

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	312,845	397,468	(43,691)	666,622
MFS Emerging Markets Equity Fund	37,541	27,777	(5,290)	60,028
MFS Global Real Estate Fund	190,900	112,747	(25,121)	278,526
MFS Growth Fund	104,008	54,785	(11,923)	146,870
MFS Inflation-Adjusted Bond Fund	138,227	98,869	(21,050)	216,046
MFS Institutional Money Market Portfolio	8	25,904,757	(25,533,425)	371,340
MFS International Growth Fund	143,448	93,812	(12,288)	224,972
MFS International New Discovery Fund	78,697	49,667	(6,645)	121,719
MFS International Value Fund	118,295	67,577	(10,817)	175,055
MFS Mid Cap Growth Fund	417,936	227,860	(48,597)	597,199
MFS Mid Cap Value Fund	285,548	165,668	(21,589)	429,627
MFS New Discovery Fund	54,752	42,653	(11,143)	86,263
MFS New Discovery Value Fund	110,746	75,615	(15,618)	170,743
MFS Research Fund	125,985	70,350	(11,545)	184,790
MFS Research International Fund	260,930	175,883	(27,061)	409,752
MFS Total Return Bond Fund	133,620	93,249	(18,829)	208,040
MFS Value Fund	208,764	119,434	(19,250)	308,948

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(98,579)	$—	$8,632	$4,673,021
MFS Emerging Markets Equity Fund	(13,531)	33,210	15,583	1,807,440
MFS Global Real Estate Fund	(4,142)	57,123	101,921	4,520,475
MFS Growth Fund	(7,016)	335,280	—	10,808,177
MFS Inflation-Adjusted Bond Fund	(19,348)	—	25,578	2,279,288
MFS Institutional Money Market Portfolio	—	—	194	371,340
MFS International Growth Fund	(20,820)	47,739	83,194	6,371,218
MFS International New Discovery Fund	(9,114)	—	43,215	3,640,614
MFS International Value Fund	(9,951)	58,827	118,961	6,335,225
MFS Mid Cap Growth Fund	(12,923)	477,988	—	9,017,701
MFS Mid Cap Value Fund	(9,387)	424,792	54,262	9,039,350
MFS New Discovery Fund	(20,551)	127,524	—	2,238,520
MFS New Discovery Value Fund	(4,464)	106,780	7,974	2,253,813

Notes to Financial Statements – continued

	Lifetime 2050 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Research Fund	$(5,587)	$281,624	$56,698	$7,223,446
MFS Research International Fund	(27,100)	—	152,340	7,273,094
MFS Total Return Bond Fund	(2,888)	7,204	54,955	2,280,121
MFS Value Fund	(4,533)	228,213	201,181	10,853,356
	$(269,934)	$2,186,304	$924,688	$90,986,199

	Lifetime 2055 Fund
Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	23,625	63,565	(7,361)	79,829
MFS Emerging Markets Equity Fund	2,836	5,160	(776)	7,220
MFS Global Real Estate Fund	14,411	23,811	(4,672)	33,550
MFS Growth Fund	7,851	12,216	(2,346)	17,721
MFS Inflation-Adjusted Bond Fund	10,432	19,766	(4,216)	25,982
MFS Institutional Money Market Portfolio	12,078	5,699,340	(5,581,378)	130,040
MFS International Growth Fund	10,819	19,238	(3,009)	27,048
MFS International New Discovery Fund	5,939	10,268	(1,619)	14,588
MFS International Value Fund	8,924	14,813	(2,665)	21,072
MFS Mid Cap Growth Fund	31,510	50,483	(9,909)	72,084
MFS Mid Cap Value Fund	21,548	35,556	(5,327)	51,777
MFS New Discovery Fund	4,133	8,260	(1,943)	10,450
MFS New Discovery Value Fund	8,363	15,333	(3,101)	20,595
MFS Research Fund	9,512	15,135	(2,378)	22,269
MFS Research International Fund	19,695	35,144	(5,686)	49,153
MFS Total Return Bond Fund	10,077	18,652	(3,702)	25,027
MFS Value Fund	15,756	25,067	(3,611)	37,212

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(8,872)	$—	$864	$559,598
MFS Emerging Markets Equity Fund	(1,681)	3,362	1,578	217,393
MFS Global Real Estate Fund	(1,715)	5,677	10,128	544,519
MFS Growth Fund	(1,970)	33,163	—	1,304,099
MFS Inflation-Adjusted Bond Fund	(1,508)	—	2,221	274,114
MFS Institutional Money Market Portfolio	—	—	93	130,040
MFS International Growth Fund	(5,298)	4,832	8,420	765,999
MFS International New Discovery Fund	(2,517)	—	4,297	436,339
MFS International Value Fund	(3,053)	5,915	11,961	762,613
MFS Mid Cap Growth Fund	(3,361)	47,985	—	1,088,467
MFS Mid Cap Value Fund	(3,011)	42,307	5,404	1,089,385
MFS New Discovery Fund	(4,524)	12,737	—	271,185
MFS New Discovery Value Fund	(1,863)	9,710	801	271,851
MFS Research Fund	(1,459)	28,132	5,664	870,482
MFS Research International Fund	(6,099)	—	15,163	872,471
MFS Total Return Bond Fund	(251)	717	5,294	274,301
MFS Value Fund	(1,965)	22,688	19,836	1,307,271
	$(49,147)	$217,225	$91,724	$11,040,127

(8)	Acquisitions

At close of business on June 20, 2014, the MFS Lifetime Income Fund (formerly the MFS Lifetime Retirement Income Fund) with net assets of approximately $394,420,562, acquired all of the assets and liabilities of MFS Lifetime 2010 Fund. The purpose of the transaction was to provide shareholders of MFS Lifetime 2010 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 5,653,483 shares of the MFS Lifetime Income Fund (valued at approximately $69,704,946) for all of the assets and liabilities of MFS Lifetime 2010 Fund. MFS Lifetime 2010 Fund then distributed the shares of the MFS Lifetime Income

Notes to Financial Statements – continued

Fund that MFS Lifetime 2010 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2010 Fund’s investments on that date were valued at approximately $69,675,874 with a cost basis of approximately $56,833,182. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2010 Fund were carried forward to align ongoing reporting of the MFS Lifetime Income Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MFS Lifetime 2010 Fund that have been included in the MFS Lifetime Income Fund’s Statement of Operations since June 20, 2014.

Assuming the acquisition had been completed on May 1, 2014, the MFS Lifetime Income Fund’s pro forma results of operations for the year ended April 30, 2015 are as follows:

Net investment income	$6,776,724
Net realized and unrealized gain (loss) on investments	$9,985,623
Change in net assets from operations	$16,762,347

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of MFS Series Trust XII and Shareholders of MFS Lifetime Funds:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Lifetime Income Fund (formerly MFS Lifetime Retirement Income Fund), MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2055 Fund (the MFS Lifetime Funds) (ten of the series constituting MFS Series Trust XII) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the MFS Lifetime Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the MFS Lifetime Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the MFS Lifetime Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Lifetime Funds (ten of the series constituting the MFS Series Trust XII) at April 30, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

June 16, 2015

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of June 1, 2015, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
INTERESTED TRUSTEES
Robert J. Manning (k) (age 51)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman, Co-Chief Executive Officer and Director; Chief Investment Officer (until 2010)	N/A

Robin A. Stelmach (k) (age 53)	Trustee and President	January 2014	Massachusetts Financial Services Company, Executive Vice President and Chief Operating Officer	N/A

INDEPENDENT TRUSTEES
David H. Gunning (age 73)	Trustee and Chair of Trustees	January 2004	Private investor	Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director; Development Alternatives, Inc. (consulting), Director/Non-Executive Chairman

Steven E. Buller (age 63)	Trustee	February 2014	Chairman, Financial Accounting Standards Advisory Council; Standing Advisory Group, Public Company Accounting Oversight Board, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014), BlackRock Finco UK (investment management), Director (until 2014)	N/A

Robert E. Butler (age 73)	Trustee	January 2006	Consultant – investment company industry regulatory and compliance matters	N/A

Maureen R. Goldfarb (age 60)	Trustee	January 2009	Private investor	N/A

William R. Gutow (age 73)	Trustee	December 1993	Private investor and real estate consultant; Capitol Entertainment Management Company (video franchise), Vice Chairman	Texas Donuts (donut franchise), Vice Chairman (until 2010)

Michael Hegarty (age 70)	Trustee	December 2004	Private investor	Rouse Properties Inc. (real estate), Director; Capmark Financial Group Inc. (real estate), Director

John P. Kavanaugh (age 60)	Trustee	January 2009	Private investor	N/A

Maryanne L. Roepke (age 59)	Trustee	May 2014	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)	N/A

Laurie J. Thomsen (age 57)	Trustee	March 2005	Private investor; New Profit, Inc. (venture philanthropy), Executive Partner (until 2010)	The Travelers Companies (insurance), Director

Robert W. Uek (age 74)	Trustee	January 2006	Consultant to investment company industry	N/A

Trustees and Officers – continued

Name, Age	Position(s) Held with Fund	Trustee/Officer Since (h)	Principal Occupations During the Past Five Years	Other Directorships (j)
OFFICERS
Christopher R. Bohane (k) (age 41)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Kino Clark (k) (age 46)	Assistant Treasurer	January 2012	Massachusetts Financial Services Company, Vice President	N/A

Thomas H. Connors (k) (age 55)	Assistant Secretary and Assistant Clerk	September 2012	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas Inc. (financial service provider), Director and Senior Counsel (until 2012)	N/A

Ethan D. Corey (k) (age 51)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

David L. DiLorenzo (k) (age 46)	Treasurer	July 2005	Massachusetts Financial Services Company, Senior Vice President	N/A

Brent H. Farmer (k) (age 47)	Interim Chief Compliance Officer	June 2015	Massachusetts Financial Services Company, Vice President and Director of Corporate Compliance	N/A

Brian E. Langenfeld (k) (age 42)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Susan S. Newton (k) (age 65)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

Kenneth Paek (k) (age 40)	Assistant Treasurer	February 2015	Massachusetts Financial Services Company, Vice President; Cohen & Steers, Vice President/Head of Fund Administration (until 2014)	N/A

Susan A. Pereira (k) (age 44)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel	N/A

Kasey L. Phillips (k) (age 44)	Assistant Treasurer	September 2012	Massachusetts Financial Services Company, Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)	N/A

Mark N. Polebaum (k) (age 63)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary	N/A

Matthew A. Stowe (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2014	Massachusetts Financial Services Company, Vice President and Assistant General Counsel	N/A

Frank L. Tarantino (age 71)	Independent Senior Officer	June 2004	Tarantino LLC (provider of compliance services), Principal	N/A

Richard S. Weitzel (k) (age 44)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel	N/A

James O. Yost (k) (age 54)	Deputy Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President	N/A

(h)	Date first appointed to serve as Trustee/officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee. Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the Funds. Ms. Stelmach was appointed as President of the Funds as of October 1, 2014.

Trustees and Officers – continued

(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Each Trustee (except Ms. Stelmach, Mr. Buller and Ms. Roepke) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Messrs. Butler, Kavanaugh, Uek and Mses. Thomsen and Roepke are members of the Trust’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of June 1, 2015, the Trustees served as board members of 132 funds within the MFS Family of Funds.

The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company	State Street Bank and Trust Company
111 Huntington Avenue	1 Lincoln Street
Boston, MA 02199-7618	Boston, MA 02111-2900
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc.	Ernst & Young LLP
111 Huntington Avenue	200 Clarendon Street
Boston, MA 02199-7618	Boston, MA 02116
Portfolio Manager
Joseph Flaherty

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The funds will notify shareholders of amounts for use in preparing 2015 income tax forms in January 2016. The following information is provided pursuant to provisions of the Internal Revenue Code.

The funds designate the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.

The funds below designated the following amounts as capital gain dividends paid during the fiscal year:

Capital Gains
MFS Lifetime Income Fund	$2,759,000
MFS Lifetime 2015 Fund	240,000
MFS Lifetime 2020 Fund	1,235,797
MFS Lifetime 2025 Fund	856,000
MFS Lifetime 2030 Fund	538,908
MFS Lifetime 2035 Fund	807,000
MFS Lifetime 2040 Fund	1,257,000
MFS Lifetime 2045 Fund	421,000
MFS Lifetime 2050 Fund	787,000
MFS Lifetime 2055 Fund	49,000

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

Dividends Received Deductions
MFS Lifetime Income Fund	12.52%
MFS Lifetime 2015 Fund	10.22%
MFS Lifetime 2020 Fund	17.13%
MFS Lifetime 2025 Fund	22.97%
MFS Lifetime 2030 Fund	34.56%
MFS Lifetime 2035 Fund	33.87%
MFS Lifetime 2040 Fund	37.58%
MFS Lifetime 2045 Fund	36.97%
MFS Lifetime 2050 Fund	37.04%
MFS Lifetime 2055 Fund	39.82%

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Account transactions and transaction history

•  Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•  open an account or provide account information

•  direct us to buy securities or direct us to sell your securities

•  make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler, John P. Kavanaugh and Robert W. Uek and Mses. Maryanne L. Roepke and Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler, Kavanaugh and Uek and Mses. Roepke and Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountant to each series of the Registrant (each a “Fund” and collectively the “Funds”). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”) and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended April 30, 2015 and 2014, audit fees billed to each Fund by E&Y were as follows:

	Audit Fees
	2015	2014
Fees billed by E&Y:
MFS Lifetime Income Fund	27,799	27,348
MFS Lifetime 2010 Fund+	0	27,348
MFS Lifetime 2015 Fund	27,172	20,306
MFS Lifetime 2020 Fund	27,799	27,348
MFS Lifetime 2025 Fund	27,172	20,306
MFS Lifetime 2030 Fund	27,799	27,348
MFS Lifetime 2035 Fund	27,172	20,306
MFS Lifetime 2040 Fund	27,799	27,348
MFS Lifetime 2045 Fund	27,172	20,306
MFS Lifetime 2050 Fund	27,272	26,830
MFS Lifetime 2055 Fund	27,172	20,306

Total	274,328	265,100

For the fiscal years ended April 30, 2015 and 2014, fees billed by E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2015	2014	2015	2014	2015	2014
Fees billed by E&Y:
To MFS Lifetime Income Fund	0	0	5,095	5,010	0	0
To MFS Lifetime 2010 Fund+	0	0	5,095	5,010	0	0
To MFS Lifetime 2015 Fund	0	0	4,992	4,908	0	0
To MFS Lifetime 2020 Fund	0	0	5,095	5,010	0	0
To MFS Lifetime 2025 Fund	0	0	4,992	4,908	0	0
To MFS Lifetime 2030 Fund	0	0	5,095	5,010	0	0
To MFS Lifetime 2035 Fund	0	0	4,992	4,908	0	0
To MFS Lifetime 2040 Fund	0	0	5,095	5,010	0	0
To MFS Lifetime 2045 Fund	0	0	4,992	4,908	0	0
To MFS Lifetime 2050 Fund	0	0	5,072	4,987	0	0
To MFS Lifetime 2055 Fund	0	0	4,992	4,908	0	0
Total fees billed by E&Y To above Funds:	0	0	55,507	54,577	0	0

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[3]
	2015	2014	2015	2014	2015	2014
Fees billed by E&Y:
To MFS and MFS Related Entities of MFS Lifetime Income Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2010 Fund*+	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2015 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2020 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2025 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2030 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2035 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2040 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2045 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2050 Fund*	0	0	0	0	0	0
To MFS and MFS Related Entities of MFS Lifetime 2055 Fund*	0	0	0	0	0	0

	Aggregate Fees for Non-audit Services
	2015	2014
Fees billed by E&Y:
To MFS Lifetime Income Fund, MFS and MFS Related Entities#	95,095	50,010
To MFS Lifetime 2010 Fund, MFS and MFS Related Entities#+	95,095	50,010
To MFS Lifetime 2015 Fund, MFS and MFS Related Entities#	94,992	49,908
To MFS Lifetime 2020 Fund, MFS and MFS Related Entities#	95,095	50,010
To MFS Lifetime 2025 Fund, MFS and MFS Related Entities#	94,992	49,908
To MFS Lifetime 2030 Fund, MFS and MFS Related Entities#	95,095	50,010
To MFS Lifetime 2035 Fund, MFS and MFS Related Entities#	94,992	49,908
To MFS Lifetime 2040 Fund, MFS and MFS Related Entities#	95,095	50,010
To MFS Lifetime 2045 Fund, MFS and MFS Related Entities#	94,992	49,908
To MFS Lifetime 2050 Fund, MFS and MFS Related Entities#	95,072	49,987
To MFS Lifetime 2055 Fund, MFS and MFS Related Entities#	94,992	49,908

+	MFS Lifetime 2010 Fund was reorganized into the MFS Lifetime Income Fund, as of June 20, 2014.

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]	The fees under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.